UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 08243
The Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10thFloor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2008
Date of reporting period: February 29, 2008

Item 1. Report to Stockholders.

SEMI–ANNUAL REPORT FEBRUARY 29, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Small Cap Bull 2.5X Fund NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund) Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Small Cap Bear 2.5X Fund S&P 500® Bear 1X Fund (formerly U.S./Short Fund)

International Funds

Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund
Developed Markets Bull 2X Fund China Bull 2X Fund	Developed Markets Bear 2X Fund China Bear 2X Fund

Specialty Funds

Commodity Bull 2X Fund (formerly Commodity Bull Fund)

Fixed Income Funds

10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Dynamic HY Bond Fund	HY Bear Fund

U.S. Government Money Market Fund

Letter to Shareholders	1

Expense Example	3

Allocation of Portfolio Holdings	15

Schedule of Investments	16

Financial Statements	41

Financial Highlights	66

Notes to the Financial Statements	80

Investment Advisory Agreement Approval	94
Certification
906 Certification

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from September 1, 2007 to February 29, 2008 (the “Semi-Annual Period”). During the Semi-Annual Period, the DJ Industrial Average Index returned −7.04%, the S&P 500 Index returned −8.79% and the Nasdaq-100 Index returned −12.01%. Emerging Markets outpaced domestic returns, with the MSCI Emerging Markets Index rising 8.15% and the 10 Year Treasury Note increasing 8.80%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by rising energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, a weakening U.S. dollar and fears of a U.S. recession. The Federal Reserve Board responded with five reductions in its target for the Federal Funds Rate, resulting in a target rate of 3% at the end of the Semi-Annual Period, its’ lowest level since June 2005.

Direxion Funds leveraged index funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the Fund’s expense ratio and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion Funds website (www.direxionfunds.com). The models do not take into account transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual six-month average total return versus expected returns for each of the Funds in this Semi-Annual Report follows.

The Dow 30 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the DJ Industrials Index, returned −10.22%, 7 basis points higher than its expected return of −10.29%, while the DJ Industrials Index itself returned −7.04%.

The NASDAQ-100 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the NASDAQ-100 Index, returned −16.80%, 12 basis points lower than its expected return of −16.68%, while the NASDAQ-100 Index itself returned −12.01%.

The S&P 500 Bear 1X Fund, which seeks to provide a daily return equal to −100% of the return of the S&P 500 Index, returned 10.93%, 9 basis points lower than its expected return of 11.02%, while the S&P 500 Index itself returned −8.79%.

The Small Cap Bull 2X Fund and the Small Cap Bear 2X Fund, which seek to provide 200% and −200% of the return of the Russell 2000 Index, provided returns of −34.52% and 28.99%, respectively. The model indicated an expected return of −36.25% for the Small Cap Bull 2X Fund and an expected return of 30.66% for the Small Cap Bear 2X Fund.

The Commodity Bull 2X Fund, which seeks to provide a daily return equal to 200% of the return of the Morgan Stanley Commodity Related Index, gained 30.63%, 227 basis points higher than its expected return of 28.36%.

The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund, which seek to provide 200% and −200% of the return of the MSCI Emerging Markets Index, provided returns of 1.90% and −21.68%, respectively. The model indicated an expected return of 0.46% for the Emerging Markets Bull 2X Fund and an expected return of −23.42% for the Emerging Markets Bear 2X Fund.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dow 30 Bull 1.25X Fund, NASDAQ-100 Bull 1.25X Fund, S&P 500 Bear 1X Fund, Small Cap Bull 2X Fund, Small Cap Bear 2X Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Funds, China Bear 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund net of any fee, waivers or expense reimbursements is 1.75% and 1.74% for the Dynamic HY Bond Fund.

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund, which seek to provide 200% and −200% of the return of the MSCI EAFE Index, provided returns of −16.96% and 11.25%, respectively. The model indicated an expected return of −18.04% for the Developed Markets Bull 2X Fund and an expected return of 12.12% for the Developed Markets Bear 2X Fund.

The China Bull 2X Fund and the China Bear 2X Fund, which seek to provide 200% and −200% of the return of the FTSE/Xinhua China 25 Index, provided returns of −39.45% and 30.85%, respectively. The model indicated an expected return of −40.82% for the China Bull 2X Fund and an expected return of 28.75% for the China Bear 2X Fund.

The 10 Year Note Bull 2.5X Fund and 10 Year Note Bear 2.5X Fund, which seek to provide 250% and −250% of the return of the 10 Year Treasury Note, provided returns of 24.95% and −19.14% respectively. The model indicated an expected return of 22.38% for the 10 Year Note Bull 2.5X Fund and an expected return of −19.40% for the 10 Year Note Bear 2X Fund.

For the Semi-Annual Period, the Dynamic HY Bond Fund, which seeks to maximize total return by investing primarily in “lower quality” High Yield debt instruments, delivered −7.92% on a total return basis, while the HY Bear Fund, which seeks to profit from a decline in the value of “lower-quality” High Yield debt instruments delivered 2.59% on a total return basis.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dow 30 Bull 1.25X Fund, NASDAQ-100 Bull 1.25X Fund, S&P 500 Bear 1X Fund, Small Cap Bull 2X Fund, Small Cap Bear 2X Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Funds, China Bear 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund net of any fee, waivers or expense reimbursements is 1.75% and 1.74% for the Dynamic HY Bond Fund.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2008

Expense Example
February 29, 2008

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2007 — February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

	S&P 500 Bear 1X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,109.30	$9.18
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	NASDAQ-100 Bull 1.25X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$832.00	$7.97
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  3

	Small Cap Bull 2.5X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$654.80	$7.20
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Small Cap Bear 2.5X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,289.90	$9.96
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Dow 30 Bull 1.25X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$897.80	$8.26
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	10 Year Note Bull 2.5X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,249.50	$9.79
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	10 Year Note Bear 2.5X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$808.60	$7.87
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

4  DIREXION SEMI-ANNUAL REPORT

	Dynamic HY Bond Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$920.80	$8.31
Hypothetical (5% return before expenses)	1,000.00	1,016.21	8.72

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	HY Bear Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,025.90	$8.81
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Commodity Bull 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,306.30	$10.03
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Emerging Markets Bull 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,019.00	$8.78
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Emerging Markets Bear 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$783.20	$7.76
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  5

	Developed Markets Bull 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$830.40	$7.96
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Developed Markets Bear 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,112.50	$9.19
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	China Bull 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 3, 2007 -
	December 3, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$605.50	$3.42
Hypothetical (5% return before expenses)	1,000.00	1,007.90	4.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period December 3, 2007 — February 29, 2008, the Fund’s commencement of operations date to the end of the period, multiplied by 89/366 to reflect the commencement of operations date to the end of the period.

	China Bear 2X Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 3, 2007 -
	December 3, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,308.50	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,007.90	4.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period December 3, 2007 — February 29, 2008, the Fund’s commencement of operations date to the end of the period, multiplied by 89/366 to reflect the commencement of operations date to the end of the period.

	U.S. Government Money Market Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,016.90	$4.21
Hypothetical (5% return before expenses)	1,000.00	1,020.69	4.22

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

6  DIREXION SEMI-ANNUAL REPORT

S&P 500 Bear 1X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

NASDAQ-100 Bull 1.25X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

DIREXION SEMI-ANNUAL REPORT  7

Small Cap Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Small Cap Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

8  DIREXION SEMI-ANNUAL REPORT

Dow 30 Bull 1.25X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

10 Year Note Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

DIREXION SEMI-ANNUAL REPORT  9

10 Year Note Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Dynamic HY Bond Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

10  DIREXION SEMI-ANNUAL REPORT

HY Bear Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Commodity Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

DIREXION SEMI-ANNUAL REPORT  11

Emerging Markets Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Emerging Markets Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

***	These are investment companies that primarily invest in this category of securities.

12  DIREXION SEMI-ANNUAL REPORT

Developed Markets Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Developed Markets Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage is less than 0.5%.

***	These are investment companies that primarily invest in this category of securities.

DIREXION SEMI-ANNUAL REPORT  13

China Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

China Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage is less than 0.5%.

***	These are investment companies that primarily invest in this category of securities.

14  DIREXION SEMI-ANNUAL REPORT

U.S. Government Money Market Fund
Allocation of Portfolio Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%

DIREXION SEMI-ANNUAL REPORT  15

S&P 500 Bear 1X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 96.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 89.2%
$3,000,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$2,999,700

Shares

MONEY MARKET FUNDS - 7.7%
257,416	Fidelity Institutional Money Market Portfolio	257,416

	TOTAL SHORT TERM INVESTMENTS (Cost $3,257,116)	$3,257,116

	TOTAL INVESTMENTS (Cost $3,257,116) - 96.9%	$3,257,116

	Other Assets in Excess of Liabilities - 3.1%	103,971

	TOTAL NET ASSETS - 100.0%	$3,361,087

Percentages are stated as a percent of net assets.

S&P 500 Bear 1X Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

49	S&P 500 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $3,264,625)	$41,528

The accompanying notes are an integral part of these financial statements.

16  DIREXION SEMI-ANNUAL REPORT

NASDAQ-100 Bull 1.25X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 64.2%
Air Freight & Logistics - 0.9%
531	C.H. Robinson Worldwide, Inc.	$26,959
663	Expeditors International of Washington, Inc.	26,069
359	Ryanair Holdings PLC ADR (Ireland)(a)	10,260

		63,288

Airlines - 0.2%
334	UAL Corp.	10,120

Beverages - 0.2%
288	Hansen Natural Corp.(a)	11,953

Biotechnology - 4.7%
1,582	Amgen, Inc.(a)	72,013
998	Biogen Idec, Inc.(a)	58,243
1,099	Celgene Corp.(a)	61,950
200	Cephalon, Inc.(a)	12,068
2,846	Gilead Sciences, Inc.(a)	134,673
422	Vertex Pharmaceuticals, Inc.(a)	7,385

		346,332

Chemicals - 0.3%
388	Sigma-Aldrich Corp.	21,348

Commercial Services & Supplies - 0.6%
616	Cintas Corp.	17,728
420	Monster Worldwide, Inc.(a)	11,168
295	Stericycle, Inc.(a)	15,898

		44,794

Communications - 0.3%
1,699	Liberty Media Interactive(a)	24,398

Communications Equipment - 9.3%
6,815	Cisco Systems, Inc.(a)	166,082
1,094	Juniper Networks, Inc.(a)	29,341
6,226	QUALCOMM, Inc.	263,796
2,046	Research In Motion Ltd. (Canada)(a)	212,375
794	Tellabs, Inc.(a)	5,224

		676,818

Computer Programming Services - 0.3%
1,156	BEA Systems, Inc.(a)	22,045

Computers & Peripherals - 8.5%
3,976	Apple Computer, Inc.(a)	497,080
2,572	Dell, Inc.(a)	51,054
568	Logitech International S.A. (Switzerland)(a)	14,530
1,149	Network Appliance, Inc.(a)	24,841
635	SanDisk Corp.(a)	14,954
1,117	Sun Microsystems, Inc.(a)	18,319

		620,778

Construction & Engineering - 0.5%
580	Foster Wheeler Ltd.(a)	37,961

Consumer Services - 0.5%
565	Apollo Group, Inc.(a)	34,680

Diversified Telecommunication Services - 0.1%
4,662	Level 3 Communications, Inc.(a)	10,396

Electronic Equipment & Instruments - 0.4%
2,780	Flextronics International Ltd. (Singapore)(a)	28,189

Food & Staples Retailing - 0.8%
725	Costco Wholesale Corp.	44,892
435	Whole Foods Market, Inc.	15,290

		60,182

Health Care Equipment & Supplies - 1.0%
463	DENTSPLY International, Inc.	18,075
409	Hologic, Inc.(a)	24,667
116	Intuitive Surgical, Inc.(a)	32,703

		75,445

Health Care Providers & Services - 1.0%
717	Express Scripts, Inc.(a)	42,375
281	Henry Schein, Inc.(a)	16,809
430	Patterson Companies, Inc.(a)	15,136

		74,320

Hotels Restaurants & Leisure - 1.3%
3,297	Starbucks Corp.(a)	59,247
382	Wynn Resorts Ltd.	38,468

		97,715

Household Durables - 0.5%
641	Garmin Ltd.	37,633

Internet & Catalog Retail - 2.5%
877	Amazon.com, Inc.(a)	56,540
3,293	eBay, Inc.(a)	86,804
867	Expedia, Inc.(a)	19,880
928	IAC/InterActiveCorp(a)	18,467

		181,691

Internet Software & Services - 4.5%
492	Akamai Technologies, Inc.(a)	17,299
75	Baidu.com, Inc. ADR(a)	18,850
451	Google, Inc.(a)	212,502
651	VeriSign, Inc.(a)	22,655
2,038	Yahoo!, Inc.(a)	56,615

		327,921

IT Services - 1.5%
891	Cognizant Technology Solutions Corp.(a)	26,917
638	Fiserv, Inc.(a)	33,572
349	Infosys Technologies Ltd. ADR (India)	13,583
1,115	Paychex, Inc.	35,078

		109,150

Machinery - 1.1%
349	Joy Global, Inc.	23,163
1,370	PACCAR, Inc.	59,431

		82,594

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  17

NASDAQ-100 Bull 1.25X Fund
Schedule of Investments (Continued)
February 29, 2008 (Unaudited)

Shares		Value

Media - 2.8%
4,582	Comcast Corp.(a)	$89,532
745	Discovery Holding Co.(a)	16,815
670	Dish Network Corp.(a)	19,865
337	Focus Media Holding Ltd. ADR(a)	16,975
239	Lamar Advertising Co.	9,108
586	Liberty Global, Inc.(a)	22,034
4,800	Sirius Satellite Radio, Inc.(a)	13,632
1,074	Virgin Media, Inc.	16,110

		204,071

Metals & Mining - 0.3%
330	Steel Dynamics, Inc.	19,226

Multiline Retail - 0.6%
449	Sears Holdings Corp.(a)	42,933

Pharmaceuticals - 2.5%
396	Amylin Pharmaceuticals, Inc.(a)	10,482
1,056	Genzyme Corp.(a)	74,892
1,946	Teva Pharmaceutical Industries Ltd. ADR (Israel)	95,490

		180,864

Semiconductor & Semiconductor Equipment - 5.4%
1,484	Altera Corp.	25,391
2,199	Applied Materials, Inc.	42,155
1,299	Broadcom Corp.(a)	24,564
6,495	Intel Corp.	129,575
699	KLA-Tencor Corp.	29,365
408	Lam Research Corp.(a)	16,418
932	Linear Technology Corp.	25,826
1,742	Marvell Technology Group Ltd.(a)	19,702
555	Microchip Technology, Inc.	17,083
1,682	NVIDIA Corp.(a)	35,978
1,232	Xilinx, Inc.	27,547

		393,604

Software - 9.5%
843	Activision, Inc.(a)	22,972
1,728	Adobe Systems, Inc.(a)	58,147
751	Autodesk, Inc.(a)	23,348
1,308	Cadence Design Systems, Inc.(a)	13,891
746	Check Point Software Technologies Ltd. (Israel)(a)	16,352
705	Citrix Systems, Inc.(a)	23,216
966	Electronic Arts, Inc.(a)	45,682
1,373	Intuit, Inc.(a)	36,467
10,123	Microsoft Corp.	275,548
6,864	Oracle Corp.(a)	129,043
2,965	Symantec Corp.(a)	49,931

		694,597

Specialty Retail - 1.0%
1,109	Bed Bath & Beyond, Inc.(a)	31,429
396	PetSmart, Inc.	8,526
1,513	Staples, Inc.	33,664

		73,619

Trading Companies & Distributors - 0.2%
448	Fastenal Co.	18,216

Wireless Telecommunication Services - 0.9%
229	Leap Wireless International, Inc.(a)	9,792
342	Millicom International Cellular S.A. (Luxembourg)(a)	37,791
543	NII Holdings, Inc.(a)	21,573

		69,156

	TOTAL COMMON STOCK (Cost $2,115,866)	$4,696,037

INVESTMENT COMPANIES - 11.7%
20,000	PowerShares QQQ Trust	859,200

	TOTAL INVESTMENT COMPANIES (Cost $895,180)	$859,200

Principal
Amount

SHORT TERM INVESTMENTS - 21.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.1%
$1,100,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$1,099,890
300,000	Federal Home Loan Bank Discount Note, 2.5000%, 3/14/2008	299,713

		1,399,603

Shares

MONEY MARKET FUNDS - 2.5%
185,183	Fidelity Institutional Money Market Portfolio	$185,183

	TOTAL SHORT TERM INVESTMENTS (Cost $1,584,786)	$1,584,786

	TOTAL INVESTMENTS (Cost $4,595,832) - 97.5%	$7,140,023
	Other Assets in Excess of Liabilities - 2.5%	172,838

	TOTAL NET ASSETS - 100.0%	$7,312,861

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

  (a) Non Income Producing

The accompanying notes are an integral part of these financial statements.

18  DIREXION SEMI-ANNUAL REPORT

NASDAQ-100 Bull 1.25X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
20	PowerShares QQQ Expiration: March, 2008, Exercise Price: $43.00	$2,420
10	PowerShares QQQ Expiration: March, 2008, Exercise Price: $44.00	720
10	PowerShares QQQ Expiration: March, 2008, Exercise Price: $45.00	380
50	PowerShares QQQ Expiration: March, 2008, Exercise Price: $49.00	100
10	PowerShares QQQ Expiration: April, 2008, Exercise Price: $48.00	200

	TOTAL CALL OPTIONS (Premiums received $6,880)	$3,820

PUT OPTIONS
20	PowerShares QQQ Expiration: March, 2008, Exercise Price: $43.00	2,160
10	PowerShares QQQ Expiration: March, 2008, Exercise Price: $44.00	1,590
10	PowerShares QQQ Expiration: March, 2008, Exercise Price: $45.00	2,320
10	PowerShares QQQ Expiration: April, 2008, Exercise Price: $41.00	960

	TOTAL PUT OPTIONS (Premiums received $5,590)	$7,030

	TOTAL OPTIONS WRITTEN (Premiums received $12,470)	$10,850

NASDAQ-100 Bull 1.25X Fund
Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation

103	NASDAQ-100 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $3,600,365)	$(95,870)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  19

Small Cap Bull 2.5X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 37.9%
16,500	iShares Russell 2000 Index Fund	$1,129,425

	TOTAL INVESTMENT COMPANIES (Cost $1,144,969)	$1,129,425

PURCHASED OPTIONS - 0.1%
CALL OPTIONS - 0.1%
150	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $74.00	$3,900
20	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $77.00	100

	TOTAL PURCHASED OPTIONS (Cost $18,546)	$4,000

Principal
Amount		Value

SHORT TERM INVESTMENTS - 34.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.5%
$1,000,000	Federal Home Loan Bank Discount Note, 2.500%, 3/14/2008	$999,043

Shares

MONEY MARKET FUNDS - 1.3%
38,535	Fidelity Institutional Money Market Portfolio	38,535

	TOTAL SHORT TERM INVESTMENTS (Cost $1,037,578)	$1,037,578

	TOTAL INVESTMENTS (Cost $2,201,093) - 72.8%	$2,171,003
	Other Assets in Excess of Liabilities - 27.2%	811,048

	TOTAL NET ASSETS - 100.0%	$2,982,051

Percentages are stated as a percent of net assets.

Small Cap Bull 2.5X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
25	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $69.00	$4,900
30	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $71.00	2,790
100	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $75.00	1,600
40	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $76.00	440
50	iShares Russell 2000 Index Fund Expiration: April, 2008, Exercise Price: $75.00	3,650

	TOTAL CALL OPTIONS (Premiums received $31,450)	$13,380

PUT OPTIONS
150	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $66.00	$15,000
25	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $69.00	5,200
30	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $71.00	10,950
	TOTAL PUT OPTIONS (Premiums received $26,675)	$31,150

	TOTAL OPTIONS WRITTEN (Premiums received $58,125)	$44,530

The accompanying notes are an integral part of these financial statements.

20  DIREXION SEMI-ANNUAL REPORT

Small Cap Bull 2.5X Fund
Future Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation

38	Russell 2000 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $2,607,940)	$(67,412)

Small Cap Bull 2.5X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Russell 2000 Index	5,448	$3,826,552	5/19/2008	$(89,749)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  21

Small Cap Bear 2.5X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 6.7%
20,000	iShares Russell 2000 Index Fund	$1,369,000

	TOTAL INVESTMENT COMPANIES (Cost $1,430,980)	$1,369,000

Contracts

PURCHASED OPTIONS - 0.0%
CALL OPTIONS - 0.0%
50	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $77.000	250

	TOTAL PURCHASED OPTIONS (Cost $3,750)	$250

Principal Amount

SHORT TERM INVESTMENTS - 59.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.7%
$7,000,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$6,999,300
4,400,000	Federal Home Loan Bank Discount Note, 2.5000%, 3/14/2008	4,395,789

		11,395,089

Shares		Value

MONEY MARKET FUNDS - 3.7%
761,794	Fidelity Institutional Money Market Portfolio	$761,794

	TOTAL SHORT TERM INVESTMENTS (Cost $12,156,883)	$12,156,883

	TOTAL INVESTMENTS (Cost $13,591,613) - 66.2%	$13,526,133
	Other Assets in Excess of Liabilities - 33.8%	6,919,038

	TOTAL NET ASSETS - 100.0%	$20,445,171

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
50	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $69.00	$9,800
100	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $71.00	9,300
10,000	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $74.00	2,600

	TOTAL CALL OPTIONS Premiums received $41,050)	$21,700

PUT OPTIONS
20	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $65.00	$1,720
200	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $66.00	20,000
170	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $67.00	21,930
50	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $69.00	10,400
100	iShares Russell 2000 Index Fund Expiration: March, 2008, Exercise Price: $71.00	36,500

	TOTAL PUT OPTIONS (Premiums received $75,919)	$90,550

	TOTAL OPTIONS WRITTEN (Premiums received $116,969)	$112,250

The accompanying notes are an integral part of these financial statements.

22  DIREXION SEMI-ANNUAL REPORT

Small Cap Bear 2.5X Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

227	Russell 2000 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $15,579,010)	$429,720

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs Co.	Russell 2000 Index	36,390	$25,515,711	3/14/2008	$547,216

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  23

Dow 30 Bull 1.25X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 5.7%
4,000	DIAMONDS Trust, Series I	$491,160

	TOTAL INVESTMENT COMPANIES (Cost $499,316)	$491,160

Principal
Amount

SHORT TERM INVESTMENTS - 88.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 85.9%
$7,200,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$7,199,280
200,000	Federal Home Loan Bank Discount Note, 2.5000%, 3/14/2008	199,809

		$7,399,089

Shares		Value

MONEY MARKET FUNDS - 2.5%
213,249	Fidelity Institutional Money Market Portfolio	$213,249

	TOTAL SHORT TERM INVESTMENTS (Cost $7,612,338)	$7,612,338

	TOTAL INVESTMENTS (Cost $8,111,654) - 94.1%	$8,103,498
	Other Assets in Excess of Liabilities - 5.9%	509,677

	TOTAL NET ASSETS - 100.0%	$8,613,175

Percentages are stated as a percent of net assets.

Dow 30 Bull 1.25X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
20	DIAMONDS Trust, Series I Expiration: March, 2008, Exercise Price: $123.00	$5,660
10	DIAMONDS Trust, Series I Expiration: March, 2008, Exercise Price: $125.00	1,730
10	DIAMONDS Trust, Series I Expiration: March, 2008, Exercise Price: $127.00	1,050

	TOTAL CALL OPTIONS (Premiums received $9,659)	$8,440

PUT OPTIONS
25	DIAMONDS Trust, Series I Expiration: March, 2008, Exercise Price: $123.00	$6,950
10	DIAMONDS Trust, Series I Expiration: March, 2008, Exercise Price: $127.00	5,050

	TOTAL PUT OPTIONS (Premiums received $10,680)	$12,000

	TOTAL OPTIONS WRITTEN (Premiums received $20,339)	$20,440

The accompanying notes are an integral part of these financial statements.

24  DIREXION SEMI-ANNUAL REPORT

10 Year Note Bull 2.5X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Principal Amount		Value

U.S. TREASURY OBLIGATIONS - 93.5%
U.S. TREASURY NOTE - 93.5%
$2,278,000	4.750%, 8/15/2017	$2,500,105
26,829,000	4.250%, 11/15/2017	28,396,820
58,000,000	3.500%, 2/15/2018	57,900,298

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,989,919)	$88,797,223

Shares

SHORT TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
664,785	Fidelity Institutional Money Market Portfolio	$664,785

	TOTAL SHORT TERM INVESTMENTS (Cost $664,785)	$664,785

	TOTAL INVESTMENTS (Cost $88,654,704) - 94.2%	$89,462,008
	Other Assets in Excess of Liabilities - 5.8%	5,552,866

	TOTAL NET ASSETS - 100.0%	$95,014,874

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

1,264	U.S. Treasury 10-Year Note Futures Expiring June 2008 (Underlying Face Amount at Market Value $148,322,500)	$1,169,877

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  25

10 Year Note Bear 2.5X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS - 250.1%
REPURCHASE AGREEMENTS - 156.2%
$10,491,000	Mizuho Repurchase Agreement, 1.60%, 3/3/2008 (Dated 2/29/2008, Collateralized by U.S. Treasury Note, 4.75%, due 8/15/2017, valued at $11,513,873. Repurchase proceeds are $11,395,849.)	$11,395,849
7,305,000	Mizuho Repurchase Agreement, 1.15%, 3/3/2008 (Dated 2/29/2008, Collateralized by U.S. Treasury Note, 4.25%, due 11/15/2017, valued at $7,731,886. Repurchase proceeds are $7,642,856.)	7,642,856

		$19,038,705

U.S. GOVERNMENT AGENCY OBLIGATIONS - 90.2%
$11,000,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$10,998,900

Shares		Value

MONEY MARKET FUNDS - 3.7%
446,882	Fidelity Institutional Money Market Portfolio	$446,882

	TOTAL SHORT TERM INVESTMENTS (Cost $30,484,487)	$30,484,487

	TOTAL INVESTMENTS (Cost $30,484,487) - 250.1%	$30,484,487
	Liabilities in Excess of Other Assets - (150.1)%	(18,293,876)

	TOTAL NET ASSETS - 100.0%	$12,190,611

Percentages are stated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Securities Sold Short
February 29, 2008 (Unaudited)

Principal Amount		Value

U.S. TREASURY NOTES:
$10,491,000	4.750%, 8/15/2017	$11,513,872
7,305,000	4.250%, 11/15/2017	7,731,886

	TOTAL SECURITIES SOLD SHORT (Proceeds $18,428,370)	$19,245,758

10 Year Note Bear 2.5X Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation

71	U.S. Treasury 10-Year Note Futures Expiring June 2008 (Underlying Face Amount at Market Value $8,331,406)	$(180,943)

10 Year Note Bear 2.5X Fund
Short Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares Lehman 7-10 Year Treasury Bond Fund	31,539	$2,786,155	10/9/2008	$(77,173)

The accompanying notes are an integral part of these financial statements.

26  DIREXION SEMI-ANNUAL REPORT

Dynamic HY Bond Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 1.0%
AEROSPACE & DEFENSE - 1.0%
14,540	Bombardier, Inc. (Canada)(a)	$82,727

	TOTAL COMMON STOCKS (Cost $88,156)	$82,727

Principal Amount

SHORT TERM INVESTMENTS - 185.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 182.1%
$14,000,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$13,998,600

Shares

MONEY MARKET FUNDS - 3.0%
228,367	Fidelity Institutional Money Market Portfolio	228,367

	TOTAL SHORT TERM INVESTMENTS (Cost $14,226,967)	$14,226,967

	TOTAL INVESTMENTS (Cost $14,315,123) - 186.1%	$14,309,694
	Liabilities in Excess of Other Assets - (86.1)%	$(6,622,199)

	TOTAL NET ASSETS - 100.0%	$7,687,495

Percentages are stated as a percent of net assets.
(a) Non Income Producing

Dynamic HY Bond Fund
Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation

5	Russell 2000 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $343,150)	$(11,866)

Dynamic HY Bond Fund
Credit Default Swap Contracts
February 29, 2008 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	CDX North America High Yield Index	Sell	3.75%	$2,854,417	12/20/2012	$(1,181)
Goldman Sachs & Co.	CDX North America High Yield Index	Sell	3.75%	$437,766	12/20/2012	$1,189

						$8

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  27

HY Bear Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 60.8%
REPURCHASE AGREEMENTS - 14.8%
$5,450,000	Mizuho Repurchase Agreement 1.650%, 12/31/2010 (Dated 2/25/2008, Collateralized by U.S. Treasury Note, 4.875%, due 6/30/2012, valued at $5,517,190. Repurchase proceeds are $5,450,000.)	$5,450,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.5%
16,000,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	15,998,400

Shares

MONEY MARKET FUNDS - 2.5%
918,858	Fidelity Institutional Money Market Portfolio	918,858

	TOTAL SHORT TERM INVESTMENTS (Cost $22,367,258)	$22,367,258

	TOTAL INVESTMENTS (Cost $22,367,258) - 60.8%	$22,367,258
	Other Assets in Excess of Liabilities - 39.2%	14,394,437

	TOTAL NET ASSETS - 100.0%	$36,761,695

Percentages are stated as a percent of net assets.

HY Bear Fund
Securities Sold Short
February 29, 2008 (Unaudited)

Principal
Amount		Value

U.S. TREASURY NOTE
$5,000,000	4.875%, 6/30/2012	$5,517,190

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,982,032)	$5,517,190

HY Bear Fund
Short Credit Default Swap Contracts
February 29, 2008 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation

Bank of America	CDX North America High Yield Index	Buy	3.75%	$20,790,000	12/20/2012	$(228,541)

The accompanying notes are an integral part of these financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Commodity Bull 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 49.9%
Chemicals - 4.4%
17,130	Potash Corporation of Saskatchewan, Inc. (Canada)	$2,721,957

Energy Equipment & Services - 4.1%
17,147	Baker Hughes, Inc.	1,153,822
15,563	Schlumberger Ltd.	1,345,421

		2,499,243

Food Products - 5.9%
30,000	Archer-Daniels-Midland Co.	1,353,000
56,031	ConAgra Foods, Inc.	1,238,285
72,843	Tyson Foods, Inc.	1,049,668

		3,640,953

Metals & Mining - 19.5%
36,737	Alcoa, Inc.	1,364,412
36,899	Barrick Gold Corp. (Canada)	1,916,903
20,013	BHP Billiton Ltd. - ADR (Australia)	1,464,551
18,374	Freeport-McMoRan Copper & Gold, Inc.	1,853,202
53,707	Goldcorp, Inc. (Canada)	2,320,679
29,227	Newmont Mining Corp.	1,495,546
14,262	United States Steel Corp.	1,546,714

		11,962,007

Oil, Gas & Consumable Fuels - 12.3%
23,841	Anadarko Petroleum Corp.	1,519,625
9,394	Apache Corp.	1,077,586
16,204	Devon Energy Corp.	1,664,475
20,289	Hess Corp.	1,890,529
26,465	Marathon Oil Corp.	1,406,879

		7,559,094

Paper & Forest Products - 3.7%
35,959	International Paper Co.	1,139,900
18,042	Weyerhaeuser Co.	1,104,171

		2,244,071

	TOTAL COMMON STOCK (Cost $25,631,205)	$30,627,325

Principal Amount

SHORT TERM INVESTMENTS - 23.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.4%
14,400,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$14,398,560

Shares

MONEY MARKET FUNDS - 0.4%
266,366	Fidelity Institutional Money Market Portfolio	266,366

	TOTAL SHORT TERM INVESTMENTS (Cost $14,664,926)	$14,664,926

	TOTAL INVESTMENTS (Cost $40,296,131) - 73.7%	$45,292,251
	Other Assets in Excess of Liabilities - 26.3%	16,125,030

	TOTAL NET ASSETS - 100.0%	$61,417,281

Percentages are stated as a percent of net assets.
ADR American Depository Receipt

Commodity Bull 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
50	BHP Brillion Ltd. ADR Expiration: March, 2008, Exercise Price: $80.00	$3,500
75	Freeport-McMoran Copper & Gold Inc. Expiration: March, 2008, Exercise Price: $110.00	10,725
50	Marathon Oil Corp. Expiration: March, 2008, Exercise Price: $60.00	800

	TOTAL OPTIONS WRITTEN (Premiums received $15,970)	$15,025

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  29

Commodity Bull 2X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs Co.	Morgan Stanley Commodity Related Equity Index	44,875	$38,713,204	12/19/08	$613,623
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	60,380	52,571,658	12/19/08	377,979

					$991,602

Concentration By Country

Country	% of Net Assets
United States of America	60.0
Canada	11.3
Australia	2.4

73.7%

The accompanying notes are an integral part of these financial statements.

30  DIREXION SEMI-ANNUAL REPORT

Emerging Markets Bull 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 45.1%
187,000	iShares MSCI Emerging Markets Index Fund	$26,092,110

	TOTAL INVESTMENT COMPANIES (Cost $25,191,628)
Contracts

PURCHASED OPTIONS - 0.1%
CALL OPTIONS — 0.1%
100	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $145.00	$31,000

	TOTAL PURCHASED OPTIONS (Cost $37,300)

Principal
Amount

SHORT TERM INVESTMENTS - 34.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.1%
$15,000,000	Federal Home Loan Bank Discount Note, 1.976%, 3/3/2008	$14,986,007
4,700,000	Federal Home Loan Bank Discount Note, 2.500%, 3/14/2008	4,699,530

		19,685,537

Shares		Value

MONEY MARKET FUNDS - 0.4%
234,169	Fidelity Institutional Money Market Portfolio	$234,169

	TOTAL SHORT TERM INVESTMENTS (Cost $19,919,706)	$19,919,706

	TOTAL INVESTMENTS (Cost $45,148,634) - 79.7%	$46,042,816
	Other Assets in Excess of Liabilities - 20.3%	11,758,326

	TOTAL NET ASSETS - 100.0%	57,801,142

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
500	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $140.00	$280,000
250	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $150.00	37,500
600	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $155.00	36,000
160	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $160.00	3,520

	TOTAL CALL OPTIONS (Premiums received $509,114)	357,020

PUT OPTIONS
200	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $120.00	20,000
200	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $125.00	33,000
500	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $140.00	285,000
250	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $145.00	195,000

	TOTAL PUT OPTIONS (Premiums received $549,494)	533,000

	TOTAL OPTIONS WRITTEN (Premiums received $1,058,608)	$890,020

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  31

Emerging Markets Bull 2X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index	188,322	26,404,998	10/17/2008	$(143,859)
Merrill Lynch	iShares MSCI Emerging Market Index	468,200	66,412,041	10/17/2008	(1,122,434)

					$(1,266,293)

The accompanying notes are an integral part of these financial statements.

32  DIREXION SEMI-ANNUAL REPORT

Emerging Markets Bear 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Contracts		Value

PURCHASED OPTIONS - 0.7%
CALL OPTIONS - 0.7%
200	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $145.00	$62,000
100	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $150.00	15,000

	TOTAL CALL OPTIONS (Cost $97,400)	$77,000

Principal
Amount

SHORT TERM INVESTMENTS - 73.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.9%
$900,000	Federal Home Loan Bank Discount Note, 1.976%, 3/3/2008	$899,910
6,500,000	Federal Home Loan Bank Discount Note, 2.500%, 3/14/2008	6,493,915

		7,393,825

Shares		Value

MONEY MARKET FUNDS - 3.1%
330,382	Fidelity Institutional Money Market Portfolio	$330,382

	TOTAL SHORT TERM INVESTMENTS (Cost $7,724,207)	$7,724,207

	TOTAL INVESTMENTS (Cost $7,821,607) - 73.7%	$7,801,207
	Other Assets in Excess of Liabilities - 26.3%	2,787,715

	TOTAL NET ASSETS - 100.0%	$10,588,922

Percentages are stated as a percent of net assets.

Emerging Markets Bear 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

PUT OPTIONS
200	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $120.00	$20,000
100	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $125.00	16,500
200	iShares MSCI Emerging Market Index Fund Expiration: March, 2008, Exercise Price: $130.00	52,000

	TOTAL OPTIONS WRITTEN (Premiums received $97,032)	$88,500

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  33

Emerging Markets Bear 2X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index Fund	2,500	$364,573	3/2/2009	$(15,784)

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Group	iShares MSCI Emerging Market Index	54,910	$7,706,619	3/4/2008	$59,316
Merrill Lynch	iShares MSCI Emerging Market Index	99,100	14,277,973	3/4/2008	404,313

					$463,629

The accompanying notes are an integral part of these financial statements.

34  DIREXION SEMI-ANNUAL REPORT

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index Fund	54,910	$7,706,619	3/4/2008	$59,316
Merrill Lynch	iShares MSCI Emerging Market Index Fund	99,100	14,277,973	3/4/2008	404,313

					$463,629

Emerging Markets Bear 2X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index Fund	2,500	$364,573	3/2/2009	$(15,784)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  35

Developed Markets Bull 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 39.8%
30,600	iShares MSCI EAFE Index Fund	$2,186,676

	TOTAL INVESTMENT COMPANIES (Cost $2,204,177)	$2,186,676

Principal
Amount

SHORT TERM INVESTMENTS - 32.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.3%
$1,200,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$1,199,880
300,000	Federal Home Loan Bank Discount Note, 2.5000%, 3/14/2008	299,713

		1,499,593

Shares		Value

MONEY MARKET FUNDS - 4.9%
265,961	Fidelity Institutional Money Market Portfolio	$265,961

	TOTAL SHORT TERM INVESTMENTS (Cost $1,765,554)	$1,765,554

	TOTAL INVESTMENTS (Cost $3,969,731) - 72.0%	$3,952,230
	Other Assets in Excess of Liabilities - 28.0%	1,538,246

	TOTAL NET ASSETS - 100.0%	$5,490,476

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI EAFE Index	124,942	$8,970,372	1/27/2009	$(45,980)

Developed Markets Bull 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
50	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $68.00	$22,500
10	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $73.00	1,350
40	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $74.00	3,400
50	iShares MSCI EAFE Index Fund Expiration: April, 2008, Exercise Price: $76.00	4,750

	TOTAL CALL OPTIONS (Premiums received $36,991)	32,000

PUT OPTIONS
50	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $68.00	3,250
100	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $69.00	10,000
10	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $73.00	2,550

	TOTAL PUT OPTIONS (Premiums received $18,360)	15,800

	TOTAL OPTIONS WRITTEN (Premiums received $55,351)	$47,800

The accompanying notes are an integral part of these financial statements.

36  DIREXION SEMI-ANNUAL REPORT

Developed Markets Bear 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 16.2%
50,000	iShares MSCI EAFE Index Fund	$3,573,000

	TOTAL INVESTMENT COMPANIES (Cost $3,633,733)	$3,573,000

Principal
Amount

SHORT TERM INVESTMENTS - 64.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.7%
$8,300,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$8,299,170
4,000,000	Federal Home Loan Bank Discount Note, 2.5000%, 3/14/2008	3,996,172

		12,295,342

Shares		Value

MONEY MARKET FUNDS - 8.3%
1,842,760	Fidelity Institutional Money Market Portfolio	$1,842,760

	TOTAL SHORT TERM INVESTMENTS (Cost $14,138,102)	$14,138,102

	TOTAL INVESTMENTS (Cost $17,771,835) - 80.2%	$17,711,102
	Other Assets in Excess of Liabilities - 19.8%	4,381,298

	TOTAL NET ASSETS - 100.0%	$22,092,400

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI EAFE Index	653,709	$45,983,394	2/10/2009	$(706,010)

Developed Markets Bear 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
100	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $72.00	$18,000
50	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $73.00	6,750

	TOTAL CALL OPTIONS (Premiums received $29,300)	$24,750

PUT OPTIONS
300	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $69.00	$30,000
100	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $72.00	18,500
50	iShares MSCI EAFE Index Fund Expiration: March, 2008, Exercise Price: $73.00	12,750

	TOTAL PUT OPTIONS (Premiums received $46,494)	$61,250

	TOTAL OPTIONS WRITTEN (Premiums received $75,794)	$86,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  37

China Bull 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 57.3%
8,094	iShares FTSE/Xinhua China 25 Index Fund	$1,176,787

	TOTAL INVESTMENT COMPANIES (Cost $1,172,062)	$1,176,787

	TOTAL INVESTMENTS (Cost $1,172,062) - 57.3%	$1,176,787
	Other Assets in Excess of Liabilities - 42.7%	876,713

	TOTAL NET ASSETS - 100.0%	$2,053,500

Percentages are stated as a percent of net assets.

China Bull 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
30	iShares FTSE/Xinhua China 25 Index Fund Expiration: March, 2008, Exercise Price: $160.00	$6,150
20	iShares FTSE/Xinhua China 25 Index Fund Expiration: March, 2008, Exercise Price: $175.00	600

	TOTAL OPTIONS WRITTEN (Premiums received $17,849)	$6,750

China Bull 2X Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index	2,058	$303,066	12/4/2008	$(3,958)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	17,479	$2,592,127	2/25/2009	$(52,082)

					$(56,040)

The accompanying notes are an integral part of these financial statements.

38  DIREXION SEMI-ANNUAL REPORT

China Bear 2X Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 71.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.3%
$300,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$299,970
1,400,000	Federal Home Loan Bank Discount Note, 2.5000%, 3/14/2008	1,398,660

		1,698,630

Shares

MONEY MARKET FUNDS - 7.6%
208,515	Fidelity Institutional Money Market Portfolio	$208,515

	TOTAL SHORT TERM INVESTMENTS (Cost $1,907,145)	$1,907,145

	TOTAL INVESTMENTS (Cost $1,907,145) - 71.9%	$1,907,145
	Other Assets in Excess of Liabilities - 28.1%	733,199

	TOTAL NET ASSETS - 100.0%	$2,640,344

Percentages are stated as a percent of net assets.

China Bear 2X Fund
Options Written
February 29, 2008 (Unaudited)

Contracts		Value

CALL OPTIONS
1,000	iShares FTSE/Xinhua China 25 Index Fund Expiration: March, 2008, Exercise Price: $125.00	$1,200
5,000	iShares FTSE/Xinhua China 25 Index Fund Expiration: March, 2008, Exercise Price: $130.00	8,500
1,000	iShares FTSE/Xinhua China 25 Index Fund Expiration: April, 2008, Exercise Price: $130.00	6,100

	TOTAL OPTIONS WRITTEN (Premiums received $26,990)	$15,800

China Bear 2X Fund
Short Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index	16,793	$2,460,018	12/4/2008	$17,831
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	19,379	$2,873,977	2/6/2009	$57,413

					$75,244

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  39

U.S. Government Money Market Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 102.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 101.9%
$82,300,000	Federal Home Loan Bank Discount Note 1.9764%, 3/3/2007	$82,291,770

Shares

MONEY MARKET FUNDS - 0.4%
320,592	Fidelity Institutional Money Market Portfolio	320,592

	TOTAL SHORT TERM INVESTMENTS (Cost $82,612,362)	$82,612,362

	TOTAL INVESTMENTS (Cost $82,612,362) - 102.3%	$82,612,362
	Liabilities in Excess of Other Assets - (2.3)%	(1,830,166)

	TOTAL NET ASSETS - 100.0%	$80,782,196

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

40  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	S&P 500 Bear	NASDAQ-100 Bull	Small Cap Bull
	1X Fund	1.25X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$3,257,116	$7,140,023	$2,171,003
Cash	51,890	—	—
Receivable for Fund shares sold	—	50	348,725
Receivable for investments sold	—	12,470	4,250
Receivable from Advisor	2,774	406	3,724
Variation margin receivable	81,585	—	—
Deposit at broker for futures	176,400	267,800	159,600
Deposit at broker for swaps	—	—	532,627
Dividends and interest receivable	1,083	6,156	2,707
Other assets	11,970	9,976	56,143

Total Assets	3,582,818	7,436,881	3,278,779

Liabilities:
Written options, at market value (Proceeds of $0, $12,470, and $58,125, respectively.)	—	10,850	44,530
Payable for Fund shares redeemed	208,867	2,827	18,343
Payable to Custodian	—	11,150	63,460
Variation margin payable	—	75,190	65,360
Unrealized depreciation on swaps	—	—	89,749
Accrued advisory expense	2,180	—	—
Accrued distribution expenses	554	1,102	439
Accrued expenses and other liabilities	10,130	22,901	14,847

Total Liabilities	221,731	124,020	296,728

Net Assets	$3,361,087	$7,312,861	$2,982,051

Net Assets Consist Of:
Capital stock	$14,909,797	$102,910,282	$20,368,062
Accumulated undistributed net investment income (loss)	50,676	(34,916)	131,923
Accumulated undistributed net realized gain (loss)	(11,640,914)	(98,012,446)	(17,344,278)
Net unrealized appreciation (depreciation):
Investments	—	2,544,191	(30,090)
Written Options	—	1,620	13,595
Futures	41,528	(95,870)	(67,412)
Swaps	—	—	(89,749)

Total Net Assets	$3,361,087	$7,312,861	$2,982,051

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$3,361,085	$7,312,861	$2,982,051
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	124,467	157,811	82,877
Net asset value, redemption price and offering price per share	$27.00	$46.34	$35.98

Cost of Investments	$3,257,116	$4,595,832	$2,201,093

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  41

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Small Cap Bear	Dow 30 Bull
	2.5X Fund	1.25X Fund

Assets:
Investments, at market value (Note 2)	$13,526,133	$8,103,498
Receivable for Fund shares sold	4,307,444	320,716
Receivable for investments sold	8,500	—
Receivable from Advisor	30,022	—
Variation margin receivable	365,577	—
Deposit at broker for futures	1,061,869	471,461
Deposit at broker for swaps	2,972,515	—
Unrealized appreciation on swaps	547,216	—
Dividends and interest receivable	10,304	14,989
Other assets	42,625	22,267

Total Assets	22,872,205	8,932,931

Liabilities:
Securities sold short, at market value (Proceeds of $116,969 and $0, respectively.)	112,250	—
Written options, at market value (Proceeds of $0 and $20,339, respectively.)	—	20,440
Payable for Fund shares redeemed	1,945,605	27,015
Payable to Custodian	325,034	13,181
Variation margin payable	—	241,793
Accrued advisory expense	9,246	1,009
Accrued distribution expenses	2,909	1,700
Accrued expenses and other liabilities	31,990	14,618

Total Liabilities	2,427,034	319,756

Net Assets	$20,445,171	$8,613,175

Net Assets Consist Of:
Capital stock	$52,515,543	$33,980,961
Accumulated undistributed net investment income (loss)	69,033	62,552
Accumulated undistributed net realized gain (loss)	(33,055,580)	(25,147,015)
Net unrealized appreciation (depreciation):
Investments	(65,480)	(8,156)
Written Options	4,719	(101)
Futures	429,720	(275,066)
Swaps	547,216	—

Total Net Assets	$20,445,171	$8,613,175

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$20,445,171	$8,613,175
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,416,373	230,628
Net asset value, redemption price and offering price per share	$14.43	$37.35

Cost of Investments	$13,591,613	$8,111,654

The accompanying notes are an integral part of these financial statements.

42  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	10 Year Note	10 Year Note
	Bull 2.5X Fund	Bear 2.5X Fund

Assets:
Investments, at market value (Note 2)	$89,462,008	$11,445,782
Repurchase Agreements	—	19,038,705
Cash	16	699
Receivable for Fund shares sold	62,395,459	1,020,435
Receivable from Advisor	8,258	—
Variation margin receivable	689,776	—
Deposit at broker for shorts	517,200	80,400
Deposit at broker for swaps	—	290,000
Dividends and interest receivable	442,531	—
Other assets	14,253	8,174

Total Assets	153,529,501	31,884,195

Liabilities:
Securities sold short, at market value (Proceeds of $0 and $18,428,370, respectively.)	—	19,245,758
Payable for investments purchased	57,991,635	—
Payable for Fund shares redeemed	487,375	133,710
Payable for interest and dividends	—	107,749
Variation margin payable	—	105,843
Unrealized depreciation on swaps	—	77,173
Accrued advisory expense	—	4,548
Accrued distribution expense	5,812	2,083
Accrued expenses and other liabilities	29,805	16,720

Total Liabilities	58,514,627	19,693,584

Net Assets	$95,014,874	$12,190,611

Net Assets Consist Of:
Capital stock	$89,549,486	$16,291,569
Accumulated undistributed net investment income (loss)	208,972	(56,915)
Accumulated undistributed net realized gain (loss)	3,279,235	(2,968,539)
Net unrealized appreciation (depreciation) on:
Investments	807,304	—
Securities sold short	—	(817,388)
Futures	1,169,877	(180,943)
Swaps	—	(77,173)

Total Net Assets	$95,014,874	$12,190,611

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$95,014,874	$12,190,611
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,907,961	867,682
Net asset value, redemption price and offering price per share	$24.31	$14.05

Cost of Investments	$88,654,704	$11,445,782
Cost of Repurchase Agreements	—	$19,038,705

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  43

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$14,309,694	$16,917,258	$45,292,251
Cash	270,946	—	—
Repurchase Agreements	—	5,450,000	—
Receivable for Fund shares sold	525,531	10,363,951	2,080,082
Receivable for investments sold	—	—	15,970
Receivable from Advisor	—	—	42,031
Variation margin receivable	900	—	—
Deposit at broker for swaps	1,180,000	7,000,000	18,240,000
Deposit at broker for futures	21,000	—	—
Swap payments paid	—	1,443,750	—
Unrealized appreciation on swaps	8	—	991,602
Receivable from swaps	—	2,103,338	—
Dividends and interest receivable	27,203	—	127,205
Other assets	23,825	33,179	29,663

Total Assets	16,359,107	43,311,476	66,818,804

Liabilities:
Securities sold short, at market value (Proceeds of $0, $4,982,032, $15,970, respectively.)	—	5,517,190	15,025
Payable for Fund shares redeemed	7,817,733	—	406,716
Payable for investments purchased	—	—	4,898,277
Payable to Custodian	—	710,325	—
Interest payable	0	17,315	—
Variation margin payable	9,500	—	—
Payable from swaps	584,895	—	9,731
Swap payments received	164,154	—	—
Unrealized depreciation on swaps	—	228,541	—
Accrued advisory expense	13,920	21,398	—
Accrued distribution expense	2,321	8,183	9,945
Accrued expenses and other liabilities	79,089	46,829	61,829

Total Liabilities	8,671,612	6,549,781	5,401,523

Net Assets	$7,687,495	$36,761,695	$61,417,281

Net Assets Consist Of:
Capital stock	$11,121,671	$35,395,437	60,318,251
Accumulated undistributed net investment income (loss)	599,499	(51,388)	(4,639,001)
Accumulated undistributed net realized gain (loss)	(4,016,387)	2,181,345	(250,636)
Net unrealized appreciation (depreciation) on:
Investments	(5,430)	—	4,996,120
Securities Sold Short	—	(535,158)	—
Written Options	—	—	945
Futures	(11,866)	—	—
Swaps	8	(228,541)	991,602

Total Net Assets	$7,687,495	$36,761,695	$61,417,281

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$7,687,495	$36,761,695	61,417,281
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	465,757	1,879,754	1,734,555
Net asset value, redemption price and offering price per share	$16.51	$19.56	$35.41

Cost of Investments	$14,315,124	$16,917,258	$40,296,131
Cost of Repurchase Agreements	—	$5,450,000	—

The accompanying notes are an integral part of these financial statements.

44  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$46,042,816	$7,801,207
Receivable for Fund shares sold	1,726,659	217,756
Receivable for investments sold	2,846,019	—
Receivable from Advisor	12,399	10,020
Deposit at broker for swaps	14,760,000	2,870,000
Unrealized appreciation on swaps	—	447,845
Dividends and interest receivable	78,496	34,116
Other assets	1,044,308	126,198

Total Assets	66,510,697	11,507,142

Liabilities:
Written options, at market value (Proceeds of $1,058,608, and $97,032, respectively.)	890,020	88,500
Payable for Fund shares redeemed	259,836	213,085
Payable for investments purchased	5,181,664	—
Payable to Custodian	1,016,075	589,196
Unrealized deprecation on swaps	1,266,293	—
Payable from swaps	25,070	—
Accrued distribution expense	13,033	3,767
Accrued expenses and other liabilities	57,564	23,672

Total Liabilities	8,709,555	918,220

Net Assets	$57,801,142	$10,588,922

Net Assets Consist Of:
Capital stock	$73,964,449	$26,007,923
Accumulated undistributed net investment income (loss)	(6,147,713)	2,180,169
Accumulated undistributed net realized gain (loss)	(9,812,071)	(18,035,147)
Net unrealized appreciation (depreciation) on:
Investments	894,182	(20,400)
Written Options	168,588	8,532
Swaps	(1,266,293)	447,845

Total Net Assets	$57,801,142	$10,588,922

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$57,801,142	$10,588,922
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,923,189	2,361,926
Net asset value, redemption price and offering price per share	$30.05	$4.48

Cost of Investments	$45,148,634	$7,821,607

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  45

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$3,952,230	$17,711,102
Receivable for Fund shares sold	1,881,614	373,119
Receivable for investments sold	7,400	22,200
Receivable from Advisor	13,647	9,929
Deposit at broker for swaps	860,000	6,430,000
Deposit at broker for futures	47,952	53,594
Dividends and interest receivable	3,549	12,856
Other assets	11,895	29,468

Total Assets	6,778,287	24,642,268

Liabilities:
Written options, at market value (Proceeds of $55,351, and $75,794, respectively.)	47,800	86,000
Payable for Fund shares redeemed	10,587	180,213
Payable for investments purchased	1,103,598	1,472,326
Payable to Custodian	36,022	47,695
Variation margin payable	—	37,760
Unrealized depreciation on swaps	45,980	706,010
Accrued distribution expense	685	3,355
Accrued expenses and other liabilities	43,139	16,509

Total Liabilities	1,287,811	2,549,868

Net Assets	$5,490,476	$22,092,400

Net Assets Consist Of:
Capital stock	$6,761,604	$19,801,594
Accumulated undistributed net investment income (loss)	(585,489)	686,111
Accumulated undistributed net realized gain (loss)	(629,709)	2,381,644
Net unrealized appreciation/(depreciation) on:
Investments	(17,501)	(60,733)
Written Options	7,551	(10,206)
Swaps	(45,980)	(706,010)

Total Net Assets	$5,490,476	$22,092,400

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$5,490,476	$22,092,400
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	292,396	1,658,209
Net asset value, redemption price and offering price per share	$18.78	$13.32

Cost of Investments	$3,969,731	$17,771,835

The accompanying notes are an integral part of these financial statements.

46  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	China Bull	China Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$1,176,787	$1,907,145
Receivable for Fund shares sold	643,192	45,615
Receivable from Advisor	—	7,767
Deposit at broker for swaps	410,000	—
Deposit at broker for futures	—	890,000
Unrealized appreciation on swaps	—	75,244
Dividends and interest receivable	817	2,860
Other assets	5,458	7

Total Assets	2,236,254	2,928,638

Liabilities:
Written options, at market value (Proceeds of $17,849 and $26,990, respectively.)	6,750	15,800
Payable for Fund shares redeemed	75,436	234,908
Payable to Custodian	18,899	11,209
Variation margin payable	354	—
Unrealized depreciation on swaps	56,040	—
Payable from swaps	9,899	5,785
Accrued advisory expense	1,606	1,404
Accrued distribution expenses	535	468
Accrued expenses and other liabilities	13,235	18,720

Total Liabilities	182,754	288,294

Net Assets	$2,053,500	$2,640,344

Net Assets Consist Of:
Capital stock	$2,450,990	$2,573,695
Accumulated undistributed net investment income (loss)	3,318	4,028
Accumulated undistributed net realized gain (loss)	(360,592)	(23,813)
Net unrealized appreciation (depreciation) on:
Investments	4,725	—
Written options	11,099	11,190
Swaps	(56,040)	75,244

Total Net Assets	$2,053,500	$2,640,344

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$2,053,500	$2,640,344
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	169,569	100,873
Net asset value, redemption price and offering price per share	$12.11	$26.17

Cost of Investments	$1,172,062	$1,907,145

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  47

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

U.S. Government
Money Market Fund

Assets:
Investments, at market value (Note 2)	$82,612,362
Receivable for Fund shares sold	845,458
Dividends and interest receivable	1,072
Other assets	28,486

Total Assets	83,487,378

Liabilities:
Payable for Fund shares redeemed	2,608,137
Payable to Custodian	42,541
Accrued advisory expense	14,300
Accrued expenses and other liabilities	40,203

Total Liabilities	2,705,181

Net Assets	$80,782,196

Net Assets Consist Of:
Capital stock	$80,770,617
Accumulated undistributed net investment income (loss)	14,981
Accumulated undistributed net realized gain (loss)	(3,402)
Net unrealized appreciation (depreciation) on:
Investments	—

Total Net Assets	$80,782,196

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$80,782,196
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	80,782,200
Net asset value, redemption price and offering price per share	$1.00

Cost of Investments	$82,612,362

The accompanying notes are an integral part of these financial statements.

48  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	S&P 500 Bear	NASDAQ-100 Bull	Small Cap Bull	Small Cap Bear
	1X Fund	1.25X Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income (net of foreign withholding tax of $0, $120, $0 and $0, respectively)	$—	$22,596	$721	$—
Interest income	91,817	35,735	92,348	318,114

Total investment income	91,817	58,331	93,069	318,114

Expenses:
Investment advisory fees	15,821	40,639	17,471	56,717
Distribution expenses	5,274	13,546	5,824	18,906
Administration fees	704	2,473	2,192	3,005
Shareholder servicing fees	6,918	19,397	8,249	29,672
Fund accounting fees	852	6,101	3,220	6,860
Custody fees	11	2,155	—	2,154
Federal and state registration	4,147	5,103	9,004	31,638
Professional fees	4,400	10,862	6,297	10,049
Insurance expenses	349	365	282	946
Reports to shareholders	224	4,131	4,872	14,264
Trustees’ fees and expenses	911	1,279	1,126	1,699
Other	871	(791)	407	2,648

Total expenses before reimbursement	40,482	105,260	58,944	178,558
Less: Reimbursement of expenses from Advisor	(3,566)	(10,435)	(18,178)	(46,218)

Total expenses	36,916	94,825	40,766	132,340

Net investment income (loss)	54,901	(36,494)	52,303	185,774

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	—	(4,267)	(6,750)
Written Options	—	(332,014)	7,250	54,152
Futures	(66,500)	1,420,830	(823,763)	(1,308,247)
Swaps	35,694	1,653	(757,868)	(1,401,780)

	(30,806)	1,090,469	(1,578,648)	(2,662,625)

Change in unrealized appreciation (depreciation) on:
Investments	—	(2,382,251)	(37,090)	(65,480)
Written Options	—	1,620	13,595	4,719
Futures	51,724	(154,028)	(96,555)	1,347,048
Swaps	93,121	—	(152,755)	1,989,110

	144,845	(2,534,659)	(272,805)	3,275,397

Net realized and unrealized gain (loss) on investments	114,039	(1,444,190)	(1,851,453)	612,772

Net increase (decrease) in net assets resulting from operations	$168,940	$(1,480,684)	$(1,799,150)	$798,546

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  49

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Dow 30 Bull	10 Year Note	10 Year Note
	1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Investment income:
Dividend income	$155,867	$5,247	$—
Interest income	29,821	375,855	448,235

Total investment income	185,688	381,102	448,235

Expenses:
Investment advisory fees	52,772	71,866	33,070
Distribution expenses	17,591	23,955	11,024
Administration fees	3,214	3,369	2,184
Shareholder servicing fees	23,196	30,816	15,288
Fund accounting fees	6,006	5,723	4,078
Custody fees	1,532	4,228	2,329
Federal and state registration	9,080	22,705	12,179
Professional fees	6,497	7,164	5,119
Reports to shareholders	4,938	7,233	5,454
Trustees’ fees and expenses	893	919	908
Other	2,902	1,834	2,542

Total expenses before reimbursement and dividends or interest on securities sold short	128,621	179,812	94,175
Dividends or interest on securities sold short	—	—	324,903

Net expenses after dividends or interest on securities sold short	128,621	179,812	419,078
Less: Reimbursement of expenses from Advisor	(5,486)	(12,125)	(17,010)

Total expenses	123,135	167,687	402,068

Net investment income (loss)	62,553	213,415	46,167

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,633,566	1,123,091	—
Securities sold short	—	—	(618,977)
Futures	(424,154)	2,186,684	(414,260)
Swaps	—	571	(178,020)

	1,209,412	3,310,346	(1,211,257)

Change in unrealized appreciation (depreciation) on:
Investments	(3,244,321)	536,426	—
Written Options	(101)	—	—
Securities sold short	—	—	(643,066)
Futures	(262,549)	1,181,276	(183,400)
Swaps	—	—	(63,189)

	(3,506,971)	1,717,702	(889,655)

Net realized and unrealized gain (loss) on investments	(2,297,559)	5,028,048	(2,100,912)

Net increase (decrease) in net assets resulting from operations	$(2,235,006)	$5,241,463	$(2,054,745)

The accompanying notes are an integral part of these financial statements.

50  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment income:
Dividend income	$—	$—	$178,873
Interest income	1,536,283	922,270	525,133

Total investment income	1,536,283	922,270	704,006

Expenses:
Investment advisory fees	250,483	152,157	213,079
Distribution expenses	83,494	50,719	71,026
Administration fees	19,705	—	19,927
Shareholder servicing fees	120,852	69,825	104,622
Fund accounting fees	34,097	5,413	30,971
Custody fees	18,114	7,018	9,479
Federal and state registration	17,192	21,989	12,322
Professional fees	14,874	24,612	15,733
Reports to shareholders	9,237	5,337	12,071
Trustees’ fees and expenses	3,278	2,619	3,020
Other	8,970	6,968	5,282

Total expenses before waiver, recoupment of expenses and dividends or interest on securities sold short	580,296	346,657	497,532
Interest on securities sold short	—	166,698	—

Net expenses after dividends or interest on securities sold short	580,296	513,355	497,532
Less: Reimbursement of expenses from Advisor	—	—	(347)
Plus: Recoupment of previously reimbursed expenses	—	7,790	—

Total expenses	580,296	521,145	497,185

Net investment income (loss)	955,987	401,125	206,821

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(153,283)	—	43,352
Securities sold short	—	(478,125)	—
Written Options	—	—	20,850
Futures	(551,073)	(359,593)	—
Swaps	(2,045,248)	2,276,415	8,380,345

	(2,749,604)	1,438,697	8,444,547

Change in unrealized appreciation (depreciation) on:
Investments	6,637	—	4,218,005
Securities sold short	—	71,096	—
Written Options	—	—	945
Futures	(17,833)	—	—
Swaps	(358,853)	(706,541)	(73,047)

	(370,049)	(635,445)	4,145,903

Net realized and unrealized gain (loss) on investments	(3,119,653)	803,252	12,590,450

Net increase (decrease) in net assets resulting from operations	$(2,163,666)	$1,204,377	$12,797,271

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  51

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend income	$2,670	$—
Interest income	773,543	333,306

Total investment income	776,213	333,306

Expenses:
Investment advisory fees	194,548	59,814
Distribution expenses	64,849	19,938
Administration fees	12,721	5,357
Shareholder servicing fees	91,464	28,142
Fund accounting fees	21,994	8,712
Custody fees	9,183	1,712
Federal and state registration	10,433	15,456
Professional fees	14,799	6,230
Insurance expenses	877	372
Reports to shareholders	10,398	7,804
Trustees’ fees and expenses	1,516	1,122
Other	6,194	1,124

Total expenses before reimbursement	438,976	155,783
Less: Reimbursement of expenses from Advisor	14,969	(16,217)

Total expenses	453,945	139,566

Net investment income (loss)	322,268	193,740

Net realized gain (loss) on:
Investments	1,231,748	73,553
Written Options	91,989	270,094
Futures	(206,012)	1,726
Swaps	(1,730,201)	(12,419,544)

	(612,476)	(12,074,171)

Change in unrealized appreciation (depreciation) on:
Investments	(1,544,809)	(20,400)
Written Options	168,588	8,532
Swaps	(1,142,601)	2,434,274

	(2,518,822)	2,422,406

Net realized and unrealized gain (loss) on investments	(3,131,298)	(9,651,765)

Net increase (decrease) in net assets resulting from operations	$(2,809,030)	$(9,458,025)

The accompanying notes are an integral part of these financial statements.

52  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend income	$—	$—
Interest income	82,300	311,592

Total investment income	82,300	311,592

Expenses:
Investment advisory fees	32,079	59,691
Distribution expenses	10,693	19,897
Administration fees	2,076	3,644
Shareholder servicing fees	16,277	25,542
Fund accounting fees	3,346	3,577
Custody fees	1,454	536
Federal and state registration	7,393	20,427
Professional fees	9,924	3,703
Insurance expenses	441	351
Reports to shareholders	5,764	5,441
Trustees’ fees and expenses	778	1,012
Other	22,704	1,236

Total expenses before reimbursement	112,929	145,057
Less: Reimbursement of expenses by Advisor	(38,078)	(6,078)

Total Expenses	74,851	138,979

Net investment income (loss)	7,449	172,613

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	47,542	—
Written Options	19,399	(163,611)
Futures	(110,718)	3,530,556
Swaps	(1,147,426)	62,959

	(1,191,203)	3,429,904

Change in unrealized appreciation (depreciation) on:
Investments	(163,766)	(60,733)
Written Options	7,551	(10,206)
Futures	83,807	—
Swaps	(259,879)	(192,512)

	(332,287)	(263,451)

Net realized and unrealized gain (loss) on investments	(1,523,490)	3,166,453

Net increase (decrease) in net assets resulting from operations	$(1,516,041)	$3,339,066

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  53

Statements of Operations (Unaudited)
Period Ended February 29, 2008

	China Bull	China Bear
	2X Fund	2X Fund
	December 3, 2007[1] to	December 3, 2007[1] to
	February 29, 2008	February 29, 2008

Investment income:
Dividend income	$—	$—
Interest income	10,309	8,420

Total investment income	10,309	8,420

Expenses:
Investment advisory fees	2,996	1,882
Distribution expenses	999	627
Administration fees	152	171
Shareholder servicing fees	1,265	799
Fund accounting fees	273	235
Custody fees	413	494
Federal and state registration	4,274	6,725
Professional fees	4,770	6,293
Reports to shareholders	3,353	4,457
Trustees’ fees and expenses	161	363
Other	1,549	1,985

Total expenses before reimbursement	20,205	24,031

Less: Reimbursement of expenses by Advisor	(13,214)	(19,639)

Total Expenses	6,991	4,392

Net investment income (loss)	3,318	4,028

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	38,195	(1,135)
Written options	5,401	6,490
Swaps	(404,188)	(29,168)

	(360,592)	(23,813)

Change in unrealized appreciation (depreciation) on:
Investments	4,725	—
Written options	11,099	11,190
Swaps	(56,040)	75,244

	(40,216)	86,434

Net realized and unrealized gain (loss) on investments	(400,808)	62,621

Net increase (decrease) in net assets resulting from operations	$(397,490)	$66,649

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

54  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

U.S. Government
Money Market Fund

Investment income:
Dividend income	$—
Interest income	1,054,327

Total investment income	1,054,327

Expenses:
Investment advisory fees	129,124
Administration fees	10,808
Shareholder servicing fees	17,459
Fund accounting fees	17,818
Custody fees	7,319
Federal and state registration	16,049
Professional fees	18,037
Reports to shareholders	6,602
Trustees’ fees and expenses	2,464
Other	5,864

Total expenses before reimbursement	231,544
Less: (Reimbursement)/Recoupment of expenses from Advisor	(15,000)

Total expenses	216,544

Net investment income (loss)	837,783

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—

—

Change in unrealized appreciation (depreciation) on:
Investments	—

—

Net realized and unrealized gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$837,783

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  55

Statements of Changes in Net Assets

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$54,901	$169,093	$(36,494)	$(136,332)
Net realized gain (loss) on investments	(30,806)	(551,962)	1,090,469	2,019,565
Change in unrealized appreciation (depreciation) on investments	144,845	57,237	(2,534,659)	1,398,506

Net increase (decrease) in net assets resulting from operations	168,940	(325,632)	(1,480,684)	3,281,739

Distributions to shareholders - Investor Class:
Net investment income	—	(157,098)	—	—
Net realized gains	—	—	—	—

Total distributions	—	(157,098)	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	5,547,370	4,872,503	26,522,511	67,106,364
Proceeds from shares issued to holders in reinvestment of distributions	—	151,499	—	—
Cost of shares redeemed	(7,494,436)	(5,633,043)	(29,202,652)	(67,378,075)

Net increase (decrease) in net assets resulting from capital share transactions	(1,947,066)	(609,041)	(2,680,141)	(271,711)

Total increase (decrease) in net assets	(1,778,126)	(1,091,771)	(4,160,825)	3,010,028

Net assets:
Beginning of period/year	5,139,213	6,230,984	11,473,686	8,463,658

End of period/year	$3,361,087	$5,139,213	$7,312,861	$11,473,686

Accumulated undistributed net investment income (loss), end of period/year	$50,676	$(4,225)	$(34,916)	$1,578

The accompanying notes are an integral part of these financial statements.

56  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$52,303	$145,832	$185,774	$532,620
Net realized gain (loss) on investments	(1,578,648)	31,319	(2,662,625)	(4,491,576)
Change in unrealized appreciation (depreciation) on investments	(272,805)	(152,224)	3,275,397	(1,056,598)

Net increase (decrease) in net assets resulting from operations	(1,799,150)	24,927	798,546	(5,015,554)

Distributions to shareholders - Investor Class:
Net investment income	(450,001)	—	(562,369)	—
Net realized gains	—	—	—	—

Total distributions	(450,001)	—	(562,369)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	50,144,074	83,613,898	93,320,179	213,404,410
Proceeds from shares issued to holders in reinvestment of distributions	417,283	—	514,768	—
Cost of shares redeemed	(48,890,815)	(84,495,977)	(103,295,059)	(194,909,308)

Net increase (decrease) in net assets resulting from capital share transactions	1,670,542	(882,079)	(9,460,112)	18,495,102

Total increase (decrease) in net assets	(578,609)	(858,352)	(9,223,935)	13,479,548

Net assets:
Beginning of period/year	3,560,660	4,417,812	29,669,106	16,189,558

End of period/year	$2,982,051	$3,560,660	$20,445,171	$29,669,106

Accumulated undistributed net investment income (loss), end of period/year	$131,923	$529,621	$69,033	$445,628

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  57

Statements of Changes in Net Assets

	Dow 30 Bull 1.25X Fund
	Six Months Ended
	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$62,553	$135,172
Net realized gain (loss) on investments	1,209,412	1,462,735
Change in unrealized appreciation (depreciation) on investments	(3,506,971)	1,200,784

Net increase (decrease) in net assets resulting from operations	(2,235,006)	2,798,691

Distributions to shareholders - Investor Class:
Net investment income	(134,850)	(52,978)
Net realized gains	—	—

Total distributions	(134,850)	(52,978)

Capital share transactions - Investor Class:
Proceeds from shares sold	19,794,512	71,804,361
Proceeds from shares issued to holders in reinvestment of distributions	100,225	45,033
Cost of shares redeemed	(22,041,014)	(72,011,433)

Net increase (decrease) in net assets resulting from capital share transactions	(2,146,277)	(162,039)

Total increase (decrease) in net assets	(4,516,133)	2,583,674

Net assets:
Beginning of period/year	13,129,308	10,545,634

End of period/year	$8,613,175	$13,129,308

Accumulated undistributed net investment income (loss), end of period/year	$62,552	$134,849

The accompanying notes are an integral part of these financial statements.

58  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$213,415	$177,685	$46,167	$265,786
Net realized gain (loss) on investments	3,310,346	1,248,168	(1,211,257)	(1,680,222)
Change in unrealized appreciation (depreciation) on investments	1,717,702	(165,086)	(889,655)	496,886

Net increase (decrease) in net assets resulting from operations	5,241,463	1,260,767	(2,054,745)	(917,550)

Distributions to shareholders - Investor Class:
Net investment income	(38,088)	—	(117,066)	(157,132)
Net realized gains	(217,580)	—	—	(369,209)

Total distributions	(255,668)	—	(117,066)	(526,341)

Capital share transactions - Investor Class:
Proceeds from shares sold	174,765,092	62,624,856	24,338,988	73,285,949
Proceeds from shares issued to holders in reinvestment of distributions	238,454	—	114,519	510,500
Cost of shares redeemed	(93,189,610)	(70,446,061)	(15,884,631)	(74,759,973)

Net increase (decrease) in net assets resulting from capital share transactions	81,813,936	(7,821,205)	8,568,876	(963,524)

Total increase (decrease) in net assets	86,799,731	(6,560,438)	6,397,065	(2,407,415)

Net assets:
Beginning of period/year	8,215,143	14,775,581	5,793,546	8,200,961

End of period/year	$95,014,874	$8,215,143	$12,190,611	$5,793,546

Accumulated undistributed net investment income (loss), end of period/year	$208,972	$33,645	$(56,915)	$13,984

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  59

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$955,987	$5,660,497	$401,125	$1,660,016
Net realized gain (loss) on investments	(2,749,604)	6,688,809	1,438,697	2,817,797
Change in unrealized appreciation (depreciation) on investments	(370,049)	(780,528)	(635,445)	(47,312)

Net increase (decrease) in net assets resulting from operations	(2,163,666)	11,568,778	1,204,377	4,430,501

Distributions to shareholders - Investor Class:
Net investment income	(1,341,245)	(7,578,049)	(294,072)	(21,326)
Net realized gains	—	—	—	—

Total distributions	(1,341,245)	(7,578,049)	(294,072)	(21,326)

Capital share transactions - Investor Class:
Proceeds from shares sold	270,929,168	507,814,024	263,025,483	303,528,718
Proceeds from shares issued to holders in reinvestment of distributions	1,132,000	6,515,174	197,246	21,117
Cost of shares redeemed	(337,404,707)	(543,771,010)	(253,949,982)	(290,401,641)

Net increase (decrease) in net assets resulting from capital share transactions	(65,343,539)	(29,441,812)	9,272,747	13,148,194

Total increase (decrease) in net assets	(68,848,450)	(25,451,083)	10,183,052	17,557,369

Net assets:
Beginning of period/year	76,535,945	101,987,028	26,578,643	9,021,274

End of period/year	$7,687,495	$76,535,945	$36,761,695	$26,578,643

Accumulated undistributed net investment income (loss), end of period/year	$599,499	$984,757	$(51,388)	$(158,441)

The accompanying notes are an integral part of these financial statements.

60  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Commodity Bull 2X Fund
	Six Months Ended
	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$206,821	$239,974
Net realized gain (loss) on investments	8,444,547	(4,767,013)
Change in unrealized appreciation (depreciation) on investments	4,145,903	1,851,839

Net increase (decrease) in net assets resulting from operations	12,797,271	(2,675,200)

Distributions to shareholders - Investor Class:
Net investment income	(6,337,915)	—
Net realized gains	(181,911)	—

Total distributions	(6,519,826)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	104,316,874	141,129,781
Proceeds from shares issued to holders in reinvestment of distributions	6,045,827	—
Cost of shares redeemed	(95,958,678)	(99,281,999)

Net increase (decrease) in net assets resulting from capital share transactions	14,404,023	41,847,782

Total increase (decrease) in net assets	20,681,468	39,172,582

Net assets:
Beginning of period/year	40,735,813	1,563,231

End of period/year	$61,417,281	$40,735,813

Accumulated undistributed net investment income (loss), end of period/year	$(4,639,001)	$1,492,093

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  61

Statements of Changes in Net Assets

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$322,268	$233,595	$193,740	$279,875
Net realized gain (loss) on investments	(612,476)	353,627	(12,074,171)	(7,671,408)
Net unrealized appreciation (depreciation) on investments	(2,518,822)	1,987,585	2,422,406	(2,008,697)

Net increase (decrease) in net assets resulting from operations	(2,809,030)	2,574,807	(9,458,025)	(9,400,230)

Distributions to shareholders - Investor Class:
Net investment income	(6,593,673)	(244,820)	—	(62,757)
Net realized gains	(5,113,687)	(1,499,340)	—	—

Total distributions	(11,707,360)	(1,744,160)	—	(62,757)

Capital share transactions - Investor Class:
Proceeds from shares sold	191,025,556	314,079,282	110,801,597	191,252,192
Proceeds from shares issued to holders in reinvestment of distributions	10,637,278	1,718,132	—	62,298
Cost of shares redeemed	(173,586,297)	(292,276,418)	(113,344,097)	(161,988,303)

Net increase (decrease) in net assets resulting from capital share transactions	28,076,537	23,520,996	(2,542,500)	29,326,187

Total increase (decrease) in net assets	13,560,147	24,351,643	(12,000,525)	19,863,200

Net assets:
Beginning of period/year	44,240,995	19,889,352	22,589,447	2,726,247

End of period/year	$57,801,142	$44,240,995	$10,588,922	$22,589,447

Accumulated undistributed net investment income (loss), end of period/year	$(6,147,713)	$123,692	2,180,169	1,986,429

The accompanying notes are an integral part of these financial statements.

62  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$7,449	$398,091	$172,613	$70,895
Net realized gain (loss) on investments	(1,191,203)	3,918,210	3,429,904	(906,915)
Change in unrealized appreciation (depreciation) on investments	(332,287)	(535,563)	(263,451)	(434,666)

Net increase (decrease) in net assets resulting from operations	(1,516,041)	3,780,738	3,339,066	(1,270,686)

Distributions to shareholders - Investor Class:
Net investment income	(823,411)	(1,730,022)	—	—
Net realized gains	(70,966)	(193,256)	—	—

Total distributions	(894,377)	(1,923,278)	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	23,346,596	71,908,529	105,329,316	48,333,830
Proceeds from shares issued to holders in reinvestment of distributions	877,299	1,858,562	—	—
Cost of shares redeemed	(26,809,139)	(83,833,241)	(93,257,926)	(43,167,743)

Net increase (decrease) in net assets resulting from capital share transactions	(2,585,244)	(10,066,150)	12,071,390	5,166,087

Total increase (decrease) in net assets	(4,995,662)	(8,208,690)	15,410,456	3,895,401

Net assets:
Beginning of period/year	10,486,138	18,694,828	6,681,944	2,786,543

End of period/year	5,490,476	10,486,138	22,092,400	6,681,944

Accumulated undistributed net investment income (loss), end of period/year	(585,489)	230,473	686,111	513,498

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  63

Statements of Changes in Net Assets

	China	China
	Bull 2X Fund	Bear 2X Fund
	December 3, 2007[1] to	December 3, 2007[1] to
	February 29, 2008	February 29, 2008

Operations:
Net investment income (loss)	$3,318	$4,028
Net realized gain (loss) on investments	(360,592)	(23,813)
Change in unrealized appreciation (depreciation) on investments	(40,216)	86,434

Net increase (decrease) in net assets resulting from operations	(397,490)	66,649

Distributions to shareholders - Investor Class:
Net investment income	—	—
Net realized gains	—	—

Total distributions	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	15,744,099	12,000,426
Proceeds from shares issued to holders in reinvestment of distributions	—	—
Cost of shares redeemed	(13,293,109)	(9,426,731)

Net increase (decrease) in net assets resulting from capital share transactions	2,450,990	2,573,695

Total increase (decrease) in net assets	2,053,500	2,640,344

Net assets:
Beginning of period	—	—

End of period	2,053,500	2,640,344

Accumulated undistributed net investment income (loss), end of period	3,318	4,028

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

64  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Six Months Ended
	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$837,783	$1,328,905
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	837,783	1,328,905

Distributions to shareholders - Investor Class:
Net investment income	(837,783)	(1,328,905)
Net realized gains	—	—

Total distributions	(837,783)	(1,328,905)

Capital share transactions - Investor Class:
Proceeds from shares sold	380,526,856	541,993,033
Proceeds from shares issued to holders in reinvestment of distributions	716,187	1,219,505
Cost of shares redeemed	(348,949,163)	(522,033,636)

Net increase (decrease) in net assets resulting from capital share transactions	32,293,880	21,178,902

Total increase (decrease) in net assets	32,293,880	21,178,902

Net assets:
Beginning of period/year	48,488,316	27,309,414

End of period/year	$80,782,196	$48,488,316

Accumulated undistributed net investment income (loss), end of period/year	$14,981	$14,981

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  65

Financial Highlights

	S&P 500 Bear 1X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period/year	$24.34	$26.99	$27.80	$31.35	$35.66	$42.52

Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.86	0.70	(0.46)[7]	(0.69)[7]	(0.83)[7,8]
Net realized and unrealized gain (loss) on investments[2]	2.34	(2.68)	(1.51)	(3.09)	(3.62)	(6.03)[8]

Total from investment operations	2.66	(1.82)	(0.81)	(3.55)	(4.31)	(6.86)

Less distributions:
Dividends from net investment income	—	(0.83)	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	(0.83)	—	—	—	—

Net asset value, end of period/year	$27.00	$24.34	$26.99	$27.80	$31.35	$35.66

Total return[3]	10.93%[9]	(6.76)%	(2.91)%	(11.32)%	(12.09)%	(16.13)%
Supplemental data and ratios:
Net assets, end of period/year	$3,361,087	$5,139,213	$6,230,984	$4,263,328	$9,083,958	$11,631,881
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment[10]	1.92%	3.75%	2.78%	2.92%	1.98%	1.95%[5]
After expense reimbursement/recoupment[10]	1.75%	1.75%	1.95%	1.95%	1.95%	1.95%[5]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment[10]	—	—	—	4.29%	2.86%	2.78%[5,8]
After expense reimbursement/recoupment[10]	—	—	—	3.32%	2.89%	2.78%[5,8]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment[10]	2.44%	1.48%	1.75%	(2.53)%	(2.14)%	(1.99)%[5,8]
After expense reimbursement/recoupment[10]	2.61%	3.48%	2.58%	(1.56)%[6]	(2.11)%[6]	(1.99)%[5,6,8]
Portfolio turnover rate[4]	0%[9]	0%	0%	0%	0%	472%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[5]	Ratio includes Advisor expense recovery of 0.16%
[6]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004 and 2003 was (0.19)%, (1.20)% and (1.16)%, respectively.
[7]	Net investment income (loss) before dividends on short positions for the years ended August 31, 2005, 2004 and 2003 was $(0.06), $(0.39) and $(0.48), respectively.
[8]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2007, 2006, 2005 and 2004 presentation.
[9]	Not annualized.
[10]	Annualized.

The accompanying notes are an integral part of these financial statements.

66  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	NASDAQ 100-Bull 1.25X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period/year	$55.69	$42.85	$44.14	$37.73	$37.76	$25.36

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.19)	(0.38)	(0.47)	(0.12)	(0.59)	(0.46)
Net realized and unrealized gain (loss) on investments[2]	(9.16)	13.22	(0.82)	6.53	0.56	12.86

Total from investment operations	(9.35)	12.84	(1.29)	6.41	(0.03)	12.40

Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Net asset value, end of period/year	$46.34	$55.69	$42.85	$44.14	$37.73	$37.76

Total return[3]	(16.80)%[5]	29.99%	(2.92)%	16.99%	(0.08)%	48.90%
Supplemental data and ratios:
Net assets, end of period/year	$7,312,861	$11,473,686	$8,463,658	$11,716,808	$11,897,739	$29,092,879
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[6]	1.94%	1.99%	1.75%	1.75%	1.75%	1.75%
After expense reimbursement/recoupment[6]	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[6]	(0.87)%	(1.00)%	(1.04)%	(0.29)%	(1.45)%	(1.57)%
After expense reimbursement/recoupment[6]	(0.68)%	(0.76)%	(1.04)%	(0.29)%	(1.45)%	(1.57)%
Portfolio turnover rate[4]	138%[5]	295%	237%	77%	284%	670%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Not annualized.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  67

Financial Highlights

	Small Cap Bull 2.5X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period/year	$60.02	$53.44	$56.60	$45.45	$41.75	$32.84

Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	1.80	1.48	0.23	(0.52)	(0.32)[5]
Net realized and unrealized gain (loss) on investments[2]	(20.13)	4.78	(4.64)	10.92	4.22	9.23[5]

Total from investment operations	(19.56)	6.58	(3.16)	11.15	3.70	8.91

Less distributions:
Dividends from net investment income	(4.48)	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(4.48)	—	—	—	—	—

Net asset value, end of period/year	$35.98	$60.02	$53.44	$56.60	$45.45	$41.75

Total return[3]	(34.52)%[6]	12.33%	(5.60)%	24.53%	8.86%	27.13%
Supplemental data and ratios:
Net assets, end of period/year	$2,982,051	$3,560,660	$4,417,812	$15,573,250	$8,262,641	$53,825,601
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[7]	2.53%	3.19%	2.07%	1.75%	1.75%	1.75%[5]
After expense reimbursement/recoupment[7]	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%[5]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[7]	1.46%	1.32%	2.18%	0.43%	(1.10)%	(0.93)%[5]
After expense reimbursement/recoupment[7]	2.24%	2.76%	2.50%	0.43%	(1.10)%	(0.93)%[5]
Portfolio turnover rate[4]	83%[6]	535%	762%	407%	0%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2007, 2006, 2005 and 2004 presentation.

[6]	Not Annualized.

[7]	Annualized.

The accompanying notes are an integral part of these financial statements.

68  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Small Cap Bear 2.5X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period/year	$11.61	$15.12	$19.88	$26.48	$31.77	$49.82

Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.39	0.41	0.15	(0.34)	(0.49)[5]
Net realized and unrealized gain (loss) on investments[3]	3.09	(3.90)	(3.70)	(6.75)	(4.83)	(11.94)[5]

Total from investment operations	3.24	(3.51)	(3.29)	(6.60)	(5.17)	(12.43)

Less distributions:
Dividends from net investment income	(0.42)	—	(0.75)	—	(0.12)	0.00
Distributions from realized gains	—	—	—	—	—	(5.62)
Return of capital distribution	—	—	(0.72)	—	—	—

Total distributions	(0.42)	—	(1.47)	—	(0.12)	(5.62)

Net asset value, end of period/year	$14.43	$11.61	$15.12	$19.88	$26.48	$31.77

Total return[4]	28.99%[6]	(23.21)%	(17.09)%	(24.92)%	(16.33)%	(27.99)%
Supplemental data and ratios:
Net assets, end of period/year	$20,445,171	$29,669,106	$16,189,558	$47,712,811	$7,728,932	$17,275,797
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[7]	2.36%	2.15%	1.75%	2.16%	2.00%	1.95%[5]
After expense reimbursement/recoupment[7]	1.75%	1.75%	1.88%	1.95%	1.95%	1.95%[5]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[7]	1.85%	2.85%	2.36%	0.47%	(1.31)%	(1.15)%[5]
After expense reimbursement/recoupment[7]	2.46%	3.25%	2.23%	0.68%	(1.26)%	(1.15)%[5]
Portfolio turnover rate[2]	0%[6]	0%	0%	0%	0%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2007, 2006, 2005 and 2004 presentation.

[6]	Not annualized.

[7]	Annualized.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  69

Financial Highlights

	Dow 30 Bull 1.25X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period/year	$41.94	$34.75	$31.70	$30.69	$27.91	$25.56

Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.34	0.23	0.20	0.09	0.11
Net realized and unrealized gain (loss) on investments[3]	(4.43)	6.94	3.05	0.97	2.78	2.27

Total from investment operations	(4.25)	7.28	3.28	1.17	2.87	2.38

Less distributions:
Dividends from net investment income	(0.34)	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.34)	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)

Net asset value, end of period/year	$37.35	$41.94	$34.75	$31.70	$30.69	$27.91

Total return[4]	(10.22)%[5]	20.97%	10.39%	3.79%	10.27%	9.32%
Supplemental data and ratios:
Net assets, end of period/year	$8,613,175	$13,129,308	$10,545,634	$6,343,019	$11,464,438	$32,616,434
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[6]	1.83%	1.98%	2.22%	1.81%	1.75%	1.75%
After expense reimbursement/recoupment[6]	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[6]	0.81%	0.64%	0.21%	0.56%	0.28%	0.43%
After expense reimbursement/recoupment[6]	0.89%	0.87%	0.68%	0.62%	0.28%	0.43%
Portfolio turnover rate[2]	115%[5]	318%	278%	84%	236%	979%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	Not annualized.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

70  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	10 Year Note Bull 2.5X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	March 31, 2005[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005

Per share data:
Net asset value, beginning of period/year	$20.12	$18.73	$20.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.25	0.62[8]	0.62[8]	0.22
Net realized and unrealized gain (loss) on investments[6]	4.67	0.77	(2.39)	0.74

Total from investment operations	4.92	1.39	(1.77)	0.96

Less distributions:
Dividends from net investment income	(0.11)	—	(0.33)	—
Distributions from realized gains	(0.62)	—	—	—
Return of capital distribution	—	—	(0.13)

Total distributions	(0.73)	—	(0.46)	—

Net asset value, end of period/year	$24.31	$20.12	$18.73	$20.96

Total return[7]	24.95%[2]	7.42%	(8.52)%	4.80%[2]
Supplemental data and ratios:
Net assets, end of period/year	$95,014,874	$8,215,143	$14,775,581	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement/recoupment[3]	1.88%	3.07%	4.75%	8.81%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.75%	1.60%
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement/recoupment[3]	—	8.80%	8.84%	—
After expense reimbursement/recoupment[3]	—	7.48%	5.84%	—
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement/recoupment[3]	2.11%	1.88%	0.53%	(4.41)%
After expense reimbursement/recoupment[3]	2.24%	3.20%[9]	3.53%[9]	2.80%
Portfolio turnover rate[5]	399%[2]	1083%	889%	1,444%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006 was $1.73 and $1.33, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006, was 8.93% and 7.63%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  71

Financial Highlights

	10 Year Note Bear 2.5X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	May 17, 2004[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period/year	$17.57	$18.87	$17.02	$17.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.08[8]	0.44[8]	0.00[8]	(0.20)[8]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(3.42)	(1.03)	1.85	(0.74)	(2.01)

Total from investment operations	(3.34)	(0.59)	1.85	(0.94)	(2.04)

Less distributions:
Dividends from net investment income	(0.18)	(0.21)	—	—	—
Distributions from realized gains	—	(0.50)	—	—	—

Total distributions	(0.18)	(0.71)	—	—	—

Net asset value, end of period/year	$14.05	$17.57	$18.87	$17.02	$17.96

Total return[7]	(19.14)%[2]	(3.27)%	10.87%	(5.23)%	(10.20)%[2]
Supplemental data and ratios:
Net assets, end of period/year	$12,190,611	$5,793,546	$8,200,961	$35,994,114	$4,720,823
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement/recoupment[3]	2.14%	2.27%	1.75%	1.63%	3.95%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement/recoupment[3]	9.53%	11.92%	10.45%	6.94%	3.95%
After expense reimbursement/recoupment[3]	9.14%	11.40%	10.45%	7.06%	1.75%
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement/recoupment[3]	0.66%	1.85%	0.02%	(1.00)%	(2.80)%
After expense reimbursement/recoupment[3]	1.05%[9]	2.37%[9]	0.02%[9]	(1.13)%[9]	(0.60)%
Portfolio turnover rate[5]	0%[2]	0%	0%	0%	0%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in short positions, options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the six months ended February 29, 2008 and the years ended August 31, 2007, 2006, 2005 were $0.67, $1.24, $1.64, and $0.74, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 29, 2008 and the years ended August 31, 2007, 2006, and 2005 were 8.44%, 12.02%, 8.73%, 4.31%, respectively.

The accompanying notes are an integral part of these financial statements.

72  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Dynamic HY Bond Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	July 1, 2004[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period/year	$18.67	$18.16	$19.00	$20.35	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.26	0.79	0.77	0.84	0.17
Net realized and unrealized gain (loss) on investments[6]	(1.71)	0.51	0.23	(1.37)	0.18

Total from investment operations	(1.45)	1.30	1.00	(0.53)	0.35

Less distributions:
Dividends from net investment income	(0.71)	(0.79)	(1.84)	(0.82)	—
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.71)	(0.79)	(1.84)	(0.82)	—

Net asset value, end of period/year	$16.51	$18.67	$18.16	$19.00	$20.35

Total return[7]	(7.92)%[2]	7.24%	5.58%	(2.66)%	1.75%[2]
Supplemental data and ratios:
Net assets, end of period/year	$7,687,495	$76,535,945	$101,987,028	$206,547,998	$251,240,654
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	1.74%	1.52%	1.46%	1.39%	1.50%
After expense reimbursement/recoupment[3]	1.74%	1.52%	1.46%	1.39%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	2.87%	4.16%	4.18%	4.14%	5.32%
After expense reimbursement/recoupment[3]	2.87%	4.16%	4.18%	4.14%	5.32%
Portfolio turnover rate[5]	121%[2]	426%	805%	622%	47%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  73

Financial Highlights

	HY Bear Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	September 20, 2005[1] to
	(Unaudited)	August 31, 2007	August 31, 2006

Per share data:
Net asset value, beginning of period/year	$19.23	$19.48	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.19[8]	0.66[8]	0.45[8]
Net realized and unrealized gain (loss) on investments[6]	0.30	(0.79)	(0.97)

Total from investment operations	0.49	(0.13)	(0.52)

Less distributions:
Dividends from net investment income	(0.16)	(0.12)	—
Distributions from realized gains	—	—	—

Total distributions	(0.16)	(0.12)	—

Net asset value, end of period/year	$19.56	$19.23	$19.48

Total return[7]	2.59%[2]	(0.66)%	(2.60)%[2]
Supplemental data and ratios:
Net assets, end of period/year	$36,761,695	$26,578,643	$9,021,274
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement/recoupment[3]	1.71%	1.68%	3.45%
After expense reimbursement/recoupment[3]	1.75%	1.72%	1.75%
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement/recoupment[3]	2.54%	3.18%	3.72%
After expense reimbursement/recoupment[3]	2.58%	3.22%	2.02%
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement/recoupment[3]	2.02%	3.45%	0.81%
After expense reimbursement/recoupment[3]	1.98%[9]	3.41%[9]	2.51%[9]
Portfolio turnover rate[5]	0%[2]	0%	1,150%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before interest on short positions for the period ended February 29, 2008 and the years ended August 31, 2007 and August 31, 2006 were $0.27, $0.94 and $0.41, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the period ended February 29, 2008 and the years ended August 31, 2007 and August 31, 2006 were 2.81%, 4.96% and 2.25%, respectively.

The accompanying notes are an integral part of these financial statements.

74  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Commodity Bull 2X Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	February 17, 2005[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005

Per share data:
Net asset value, beginning of period/year	$32.02	$20.48	$25.03	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.13	0.46	0.43	0.16
Net realized and unrealized gain (loss) on investments[6]	8.90	11.08	(2.76)	4.87

Total from investment operations	9.03	11.54	(2.33)	5.03

Less distributions:
Dividends from net investment income	(5.48)	—	—	—
Distributions from realized gains	(0.16)	—	(2.22)	—

Total distributions	(5.64)	—	(2.22)	—

Net asset value, end of period/year	$35.41	$32.02	$20.48	$25.03

Total return[7]	30.63%[2]	56.35%	(9.35)%	25.15%[2]
Supplemental data and ratios:
Net assets, end of period/year	$61,417,281	$40,735,813	$1,563,231	$35,090,387
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	1.75%	2.06%	2.59%	2.00%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	0.73%	1.25%	0.96%	1.12%
After expense reimbursement/recoupment[3]	0.73%	1.56%	1.80%	1.37%
Portfolio turnover rate[5]	120%[2]	612%	8,528%	0%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  75

Financial Highlights

	Emerging Markets Bull 2X Fund			Emerging Markets Bear 2X Fund
	Investor Class			Investor Class
	Six Months Ended			Six Months Ended
	February 29, 2008	Year Ended	November 1, 2005[1] to	February 29, 2008	Year Ended	November 4, 2005[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	(Unaudited)	August 31, 2007	August 31, 2006

Per share data:
Net asset value, beginning of period/year	$38.89	$25.02	$20.00	$5.72	$12.10	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.25	0.31	0.20	0.05	0.27	0.34
Net realized and unrealized gain (loss) on investments[6]	1.05	16.41	5.19	(1.29)	(6.40)	(8.24)

Total from investment operations	1.30	16.72	5.39	(1.24)	(6.13)	(7.90)

Less distributions:
Dividends from net investment income	(5.71)	(0.48)	(0.37)	—	(0.25)	—
Distributions from realized gains	(4.43)	(2.37)	—	—	—	—

Total distributions	(10.14)	(2.85)	(0.37)	—	(0.25)	0.00

Net asset value, end of period/year	$30.05	$38.89	$25.02	$4.48	$5.72	$12.10

Total return[7]	1.90%[2]	69.47%	27.06%[2]	(21.68)%[2]	(51.25)%	(39.50)%[2]
Supplemental data and ratios:
Net assets, end of period/year	$57,801,142	$44,240,995	$19,889,352	$10,588,922	$22,589,447	$2,726,247
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	1.69%	2.02%	1.55%	1.95%	2.59%	2.72%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.55%	1.75%	1.75%	1.71%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	1.30%	0.66%	0.92%	2.23%	2.65%	1.86%
After expense reimbursement/recoupment[3]	1.24%	0.93%	0.92%	2.43%	3.49%	2.87%
Portfolio turnover rate[5]	2,274%[2]	2,617%	954%[2]	0%[2]	0%	0%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

76  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Developed Markets Bull 2X Fund			Developed Markets Bear 2X Fund
	Investor Class			Investor Class
	Six Months Ended			Six Months Ended
	February 29, 2008	Year Ended	January 25, 2006[1] to	February 29, 2008	Year Ended	February 6, 2006[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	(Unaudited)	August 31, 2007	August 31, 2006

Per share data:
Net asset value, beginning of period/year	$26.31	$22.33	$20.00	$11.99	$15.90	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.02	0.61	(0.07)	0.13	0.43	0.31
Net realized and unrealized gain (loss) on investments[6]	(3.80)	5.23	2.40	1.20	(4.34)	(4.41)

Total from investment operations	(3.78)	5.84	2.33	1.33	(3.91)	(4.10)

Less distributions:
Dividends from net investment income	(3.45)	(1.54)	—	—	—	—
Distributions from realized gains	(0.30)	(0.32)	—	—	—	—

Total distributions	(3.75)	(1.86)	—	—	—	—

Net asset value, end of period/year	$18.78	$26.31	$22.33	$13.32	$11.99	$15.90

Total return[7]	(16.96)%[2]	26.61%	11.65%[2]	11.25%[2]	(24.53)%	(20.50)%[2]
Supplemental data and ratios:
Net assets, end of period/year	$5,490,476	$10,486,138	$18,694,828	$22,092,400	$6,681,944	$2,786,543
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	2.65%	2.03%	3.87%	1.83%	6.12%	2.83%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.70%	1.75%	1.75%	1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	(0.72)%	2.07%	(2.68)%	2.10%	(1.17)%	2.02%
After expense reimbursement/recoupment[3]	0.18%	2.35%	(0.51)%	2.18%	3.20%	3.10%
Portfolio turnover rate[5]	497%[2]	496%	251%[2]	0%[2]	0%	0%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  77

Financial Highlights

	China Bull 2X Fund	China Bear 2X Fund
	Investor Class	Investor Class
	December 3, 2007[1] to	December 3, 2007[1] to
	February 29, 2008	February 29, 2008
	(Unaudited)	(Unaudited)

Per share data:
Net asset value, beginning of period/year	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.03	0.09
Net realized and unrealized gain (loss) on investments[6]	(7.92)	6.08

Total from investment operations	(7.89)	6.17

Less distributions:
Dividends from net investment income	—	—
Distributions from realized gains	—	—

Total distributions	—	—

Net asset value, end of period/year	$12.11	$26.17

Total return[2,7]	(39.45)%	30.85%
Supplemental data and ratios:
Net assets, end of period/year	$2,053,500	$2,640,344
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	5.06%	9.60%
After expense reimbursement/recoupment[3]	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	(2.49)%	(6.24)%
After expense reimbursement/recoupment[3]	0.82%	1.61%
Portfolio turnover rate[2,5]	530%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

78  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	U.S. Government Money Market Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003

Per share data:
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.03	0.02	— [5]	— [5]
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Total from investment operations	0.02	0.04	0.03	0.02	—	—

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.03)	(0.02)	— [5]	— [5]
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.02)	(0.04)	(0.03)	(0.02)	—	—

Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.69%[3]	4.14%	3.49%	1.54%	0.10%	0.33%
Supplemental data and ratios:
Net assets, end of period/year	$80,782,196	$48,488,316	$27,309,414	$18,717,704	$20,627,996	$21,386,548
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[4]	0.90%	1.04%	1.00%	1.07%	1.30%	1.16%
After expense reimbursement/recoupment[4]	0.84%	1.18%	1.09%	1.00%	0.99%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[4]	3.19%	4.20%	3.45%	1.54%	(0.19)%	0.22%
After expense reimbursement/recoupment[4]	3.25%[3]	4.06%	3.37%	1.61%	0.12%	0.38%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[3]	Not annualized

[4]	Annualized

[5]	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  79

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2008 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 40 series of which 17 are included in this report, the S&P 500 Bear 1X Fund, NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X, Small Cap Bear 2.5X, Dow 30 Bull 1.25X Fund, 10 Year Note Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, China Bear 2X Fund and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The China Bull 2X Fund and China Bear 2X Fund commenced operations on December 3, 2007.

The objective of the S&P 500 Bear 1X Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the NASDAQ-100 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ-100 Indextm (“NASDAQ Index”). The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000® Index (“Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Averagesm (“Dow”). The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 200% of the daily price movement of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (“EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EAFE Index. The objective of the China Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the FTSE/Xinhua China 25 Index. The China Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the FTSE/Xinhua China 25 Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”).

80  DIREXION SEMI-ANNUAL REPORT

Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty

DIREXION SEMI-ANNUAL REPORT  81

commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At February 29, 2008, the Dynamic HY Bond Fund had Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $3,292,183, with net unrealized appreciation of $8, as reflected in the schedule of investments. The HY Bear Fund had Buy Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $20,790,000 with net unrealized depreciation of $228,541 as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties.

e) Short Positions – The S&P 500 Bear 1X Fund, NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund, Developed Markets Bear 2X Fund, and China Bear 2X Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to

82  DIREXION SEMI-ANNUAL REPORT

each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Investor Class during the period ended February 29, 2008 and the fiscal year ended August 31, 2007, were as follows:

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$—	$157,098	$—	$—
Long-term capital gain	—	—	—	—

Total distributions paid	$—	$157,098	$—	$—

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$450,001	$—	$562,369	$—
Long-term capital gain	—	—	—	—
Return of capital	—	—	—	—

Total distributions paid	$450,001	$—	$562,369	$—

	Dow 30 Bull 1.25X Fund		10 Year Note Bull 2.5X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$134,850	$52,978	$38,088	$—
Long-term capital gain	—	—	217,580	—

Total distributions paid	$134,850	$52,978	$255,668	$—

	10 Year Note Bear 2.5X Fund		Dynamic HY Bond Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$117,066	$157,132	$1,341,245	$7,578,049
Long-term capital gain	—	369,209	—	—

Total distributions paid	$117,066	$526,341	$1,341,245	$7,578,049

DIREXION SEMI-ANNUAL REPORT  83

	HY Bear Fund		Commodity Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$294,072	$21,326	$6,337,915	$—
Long-term capital gain	—	—	181,911	—

Total distributions paid	$294,072	$21,326	$6,519,826	$—

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$6,593,673	$244,820	$—	$62,757
Long-term capital gain	5,113,687	1,499,340	—	—

Total distributions paid	$11,707,360	$1,744,160	$—	$62,757

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 29,	Period Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$823,411	$1,730,022	$—	$—
Long-term capital gain	70,966	193,256	—	—

Total distributions paid	$894,377	$1,923,278	$—	$—

	China Bull	China Bear
	2X Fund	2X Fund	U.S. Government Money Market Fund
	Period Ended	Period Ended	Six Months Ended
	February 29,	February 29,	February 29,	Year Ended
	2008[1]	2008[1]	2008	August 31,
	(Unaudited)	(Unaudited)	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$—	$—	$837,783	$1,328,905
Long-term capital gain	—	—	—	—

Total distributions paid	$—	$—	$837,783	$1,328,905

[1]	Commenced operations on December 3, 2007.

84  DIREXION SEMI-ANNUAL REPORT

As of August 31, 2007, the components of distributable earnings of the Funds were as follows:

	S&P 500	NASDAQ-100	Small Cap Bull	Small Cap Bear
	Bear 1X Fund	Bull 1.25X Fund	2.5X Fund	2.5X Fund

Net unrealized appreciation/(depreciation)	$—	$(697,359)	$7,000	$—

Undistributed ordinary income/(loss)	—	—	523,741	499,230
Undistributed long-term gain/(loss)	—	—	—	—

Distributable earnings	—	—	523,741	499,230

Other Accumulated gain/(loss)	(11,717,650)	(93,419,378)	(15,667,601)	(32,805,779)

Total Accumulated gain/(loss)	$(11,717,650)	$(94,116,737)	$(15,136,860)	$(32,306,549)

	Dow 30 Bull	10 Year Note	10 Year Note	Dynamic HY
	1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund

Net unrealized appreciation/(depreciation)	$(477,818)	$253,837	$—	$(12,066)

Undistributed ordinary income/(loss)	134,849	185,754	—	1,343,618
Undistributed long-term capital gain/(loss)	—	40,002	—	—

Distributable earnings	134,849	225,756	—	1,343,618

Other Accumulated gain/(loss)	(22,654,961)	—	(1,929,147)	(1,260,817)

Total Accumulated gain/(loss)	$(22,997,930)	$479,593	$(1,929,147)	$70,735

			Emerging	Emerging
	HY Bear	Commodity	Markets	Markets
	Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Net unrealized appreciation/(depreciation)	$—	$(568,058)	$(149,967)	$—

Undistributed ordinary income/(loss)	1,450,777	2,556,742	—	—
Undistributed long-term capital gain/(loss)	—	—	—	—

Distributable earnings	1,450,777	2,556,742	—	—

Other Accumulated gain/(loss)	(994,824)	(7,167,099)	(1,496,950)	(5,960,976)

Total Accumulated gain/(loss)	$455,953	$(5,178,415)	$(1,646,917)	$(5,960,976)

	Developed	Developed	U.S. Government
	Markets	Markets	Money Market
	Bull 2X Fund	Bear 2X Fund	Fund

Net unrealized appreciation/(depreciation)	$(32,412)	$—	$—

Undistributed ordinary income/(loss)	1,147,228	—	14,981
Undistributed long-term capital gain/(loss)	24,474	—	—

Distributable earnings	1,171,702	—	14,981

Other Accumulated gain/(loss)	—	(1,048,260)	(3,402)

Total Accumulated gain/(loss)	$1,139,290	$(1,048,260)	$11,579

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  85

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Investor Class during the period ended February 29, 2008 and the fiscal year ended August 31, 2007 were as follows:

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	218,421	197,874	474,787	1,366,498
Shares issued in reinvestment of distributions	0	6,222	0	—
Shares redeemed	(305,124)	(223,765)	(523,000)	(1,357,991)

Total net increase (decrease) from capital share transactions	(86,703)	(19,669)	(48,213)	8,507

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	940,215	1,304,324	7,709,919	17,774,191
Shares issued in reinvestment of distributions	8,456	—	44,776	—
Shares redeemed	(925,095)	(1,327,693)	(8,894,431)	(16,288,770)

Total net increase (decrease) from capital share transactions	23,576	(23,369)	(1,139,736)	1,485,421

	Dow 30 Bull 1.25X Fund		10 Year Note Bull 2.5X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	462,924	1,830,526	7,629,801	3,342,030
Shares issued in reinvestment of distributions	2,391	1,157	11,190	—
Shares redeemed	(547,719)	(1,822,157)	(4,141,349)	(3,722,562)

Total net increase (decrease) from capital share transactions	(82,404)	9,526	3,499,642	(380,532)

	10 Year Note Bear 2.5X Fund		Dynamic HY Bond Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	1,510,179	3,942,811	14,887,504	27,189,860
Shares issued in reinvestment of distributions	7,131	28,314	63,501	350,467
Shares redeemed	(979,351)	(4,075,907)	(18,584,432)	(29,057,297)

Total net increase (decrease) from capital share transactions	537,959	(104,782)	(3,633,427)	(1,516,970)

	HY Bear Fund		Commodity Bull 2X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	13,796,363	15,888,339	2,961,792	4,934,878
Shares issued in reinvestment of distributions	10,531	1,110	194,462	—
Shares redeemed	(13,309,141)	(14,970,669)	(2,693,741)	(3,739,172)

Total net increase (decrease) from capital share transactions	497,753	918,780	462,513	1,195,706

86  DIREXION SEMI-ANNUAL REPORT

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	4,718,129	9,536,034	24,316,921	25,687,008
Shares issued in reinvestment of distributions	334,190	53,449	0	7,443
Shares redeemed	(4,266,856)	(9,246,581)	(25,903,825)	(21,970,942)

Total net increase (decrease) from capital share transactions	785,463	342,902	(1,586,904)	3,723,509

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	932,509	2,823,557	8,801,008	2,742,095
Shares issued in reinvestment of distributions	36,566	74,512	—	—
Shares redeemed	(1,075,303)	(3,336,709)	(7,699,881)	(2,566,876)

Total net increase (decrease) from capital share transactions	(106,228)	(438,640)	1,101,127	175,219

	China Bull 2X Fund	China Bear 2X Fund	U.S. Government Money Market Fund
	Six Months Ended	Six Months Ended	Six Months Ended
	February 29,	February 29,	February 29,	Year Ended
	2008[1]	2008[1]	2008	August 31,
	(Unaudited)	(Unaudited)	(Unaudited)	2007

Shares sold	1,162,845	469,170	380,526,857	541,992,996
Shares issued in reinvestment of distributions	0	0	716,187	1,219,505
Shares redeemed	(993,276)	(368,297)	(348,950,119)	(522,032,679)

Total net increase (decrease) from capital share transactions	169,569	100,873	32,292,925	21,179,822

[1]	Commenced operations on December 3, 2007.

DIREXION SEMI-ANNUAL REPORT  87

4.	INVESTMENT TRANSACTIONS

During the period ended February 29, 2008, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note
	Bear	Bull	Bull	Bear	Bull	Bull
	1X Fund	1.25X Fund	2.5X Fund	2X Fund	1.25X Fund	2.5X Fund

Purchases	$—	$12,895,136	$1,279,990	$1,430,980	$13,195,578	$1,436,701
Sales	—	15,325,056	403,961	—	21,374,081	1,477,225

				Commodity
	10 Year Note Bear	Dynamic HY	HY Bear	Bull	Emerging Markets	Emerging Markets
	2.5X Fund	Bond Fund	Fund	2X Fund	Bull 2X Fund	Bear 2X Fund

Purchases	$—	$788,190	$—	$40,346,909	$321,491,164	$28,596,405
Sales	—	1,191,382	—	37,508,318	324,996,774	28,596,405

			China	China
	Developed Markets	Developed Markets	Bull	Bear	U.S. Government
	Bull 2X Fund	Bear 2X Fund	2X Fund	2X Fund	Money Market Fund

Purchases	$26,056,785	$3,633,733	$4,920,572	$273,593	$—
Sales	30,611,569	—	3,748,510	273,593	—

The following funds had purchases and sales of long-term U.S. Government securities during the period ended February 29, 2008.

	10 Year Note	10 Year Note	HY Bear
	Bull 2.5X Fund	Bear 2.5X Fund	Fund

Purchases	$160,192,735	$24,731,009	$—
Sales	78,230,144	16,083,374	14,946,094

There were no purchases or sales of long-term U.S. Government securities during the period ended February 29, 2008 for any of the other Funds.

The cost basis of investments for federal tax purposes as of February 29, 2008 was as follows:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note
	Bear	Bull	Bull	Bear	Bull	Bull
	1X Fund	1.25X Fund	2.5X Fund	2.5X Fund	1.25X Fund	2.5X Fund

Cost basis of investments for federal income tax purposes	$3,257,116	$10,219,633	$2,201,093	$13,591,613	$11,825,637	$88,671,745
Unrealized Appreciation	41,758	2,657,303	19,596	1,007,333	3,933	1,958,554
Unrealized Depreciation	(41,758)	(5,736,913)	(49,686)	(1,072,813)	(3,726,072)	(1,168,291)

Net unrealized appreciation/(depreciation)	$—	$(3,079,610)	$(30,090)	$(65,480)	$(3,722,139)	$790,263

					Emerging	Emerging
	10 Year Note			Commodity	Markets	Markets
	Bear	Dynamic HY	HY Bear	Bull	Bull	Bear
	2.5X Fund	Bond Fund	Fund	2X Fund	2X Fund	2X Fund

Cost basis of investments for federal income tax purposes	$30,484,487	$14,315,124	$22,367,258	$41,642,304	$47,737,592	$7,821,607
Unrealized Appreciation	16,710	—	—	6,689,036	1,238,609	472,780
Unrealized Depreciation	(16,710)	(5,430)	—	(3,039,089)	(2,933,385)	(493,180)

Net unrealized appreciation/(depreciation)	$—	$(5,430)	$—	$3,649,947	$(1,694,776)	$(20,400)

88  DIREXION SEMI-ANNUAL REPORT

	Developed Markets	Developed Markets	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Money Market Fund

Cost basis of investments for federal income tax purposes	$4,148,408	$17,771,835	$82,612,362
Unrealized Appreciation	86,392	26,750	—
Unrealized Depreciation	(282,570)	(87,483)	—

Net unrealized appreciation/(depreciation)	$(196,178)	$(60,733)	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2007, the following funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferred

S&P 500 Bear 1X Fund	$208,246
NASDAQ-100 Bull 1.25X Fund	959,617
Small Cap Bull 2.5X Fund	595,648
Small Cap Bear 2.5X Fund	4,142,220
Dow 30 Bull 1.25X Fund	—
10 Year Note Bull 2.5X Fund	—
10 Year Note Bear 2.5X Fund	1,666,609
Dynamic HY Bond Fund	—
HY Bear Fund	388,570
Commodity Bull 2X Fund	4,252,554
Emerging Markets Bull 2X Fund	380,884
Emerging Markets Bear 2X Fund	5,960,387
Developed Markets Bull 2X Fund	—
Developed Markets Bear 2X Fund	445,554
U.S. Government Money Market Fund	—

At February 29, 2008 the following funds had capital loss carryforwards on a tax basis of:

Capital Loss
	Carryover	Expires

S&P 500 Bear 1X Fund	$(2,179,437)	8/31/2008
	(574,553)	8/31/2009
	(351,678)	8/31/2011
	(4,743,567)	8/31/2012
	(1,881,085)	8/31/2013
	(1,487,907)	8/31/2014
	(193,831)	8/31/2015
NASDAQ-100 Bull 1.25X Fund	(11,287,078)	8/31/2009
	(25,356,444)	8/31/2010
	(22,579,774)	8/31/2011
	(5,896,471)	8/31/2012
	(24,641,897)	8/31/2013
	(953,856)	8/31/2014
	(1,505,969)	8/31/2015
Small Cap Bull 2.5X Fund	(2,461,728)	8/31/2010
	(12,679,111)	8/31/2011

DIREXION SEMI-ANNUAL REPORT  89

	Capital Loss
	Carryover	Expires

Small Cap Bear 2.5X Fund	(16,306,020)	8/31/2012
	(4,667,388)	8/31/2013
	(883,969)	8/31/2014
	(5,310,686)	8/31/2015
Dow 30 Bull 1.25X Fund	(450,309)	8/31/2010
	(4,097,289)	8/31/2011
	(447,497)	8/31/2012
	(17,472,824)	8/31/2013
	(170,676)	8/31/2014
10 Year Note Bull 2.5X Fund	—	—
10 Year Note Bear 2.5X Fund	(88,219)	8/31/2015
Dynamic HY Bond Fund	(1,260,817)	8/31/2014
HY Bear Fund	—	—
Commodity Bull 2X Fund	(2,503,215)	8/31/2015
Emerging Markets Bull 2X Fund	—	—
Emerging Markets Bear 2X Fund	(589)	8/31/2015
Developed Markets Bull 2X Fund	—	—
Developed Markets Bear 2X Fund	(602,706)	8/31/2015
U.S. Government Money Market Fund	(779)	8/31/2010
	(1,619)	8/31/2010
	(377)	8/31/2011
	(189)	8/31/2013
	(356)	8/31/2014
	(82)	8/31/2015
Capital Loss Utilized:
Small Cap Bull 2.5X Fund	214,321
Dow 30 Bull 1.25X Fund	1,085,837
10 Year Note Bull 2.5X Fund	46,600
Dynamic HY Bond Fund	2,861,044
HY Bear Fund	1,624

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. Prior to July 1, 2006, the Adviser entered into a sub-advisory agreement related to the Dynamic HY Bond Fund and the HY Bear Fund (the “Sub-Advised Funds”) whereby the sub-adviser will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Fund, a fee for these services. The Advisor removed the Sub-Advisor as of July 1, 2006. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2008, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does

90  DIREXION SEMI-ANNUAL REPORT

not cause the Fund to exceed such annual cap on expenses. For the period ended February 29, 2008, the Adviser paid or recouped the following expenses:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30
	Bear 1X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bull 1.25X
	Fund	Fund	Fund	Fund	Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2008	$3,566	$10,435	$18,178	$46,218	$5,486
Voluntary waiver — 2008	$—	$—	$—	$—	$—
Advisory expense waiver recovery — 2008	$—	$—	$—	$—	$—

	10 Year	10 Year
	Note Bull	Note Bear	Dynamic HY	HY Bear	Commodity
	2.5X Fund	2.5X Fund	Bond Fund	Fund	Bull 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2008	$12,125	$17,010	$—	$—	$347
Voluntary waiver — 2008	$—	$—	$—	$—	$—
Advisory expense waiver recovery — 2008	$—	$—	$—	$7,790	$—

	Emerging	Emerging	Developed	Developed
	Markets Bull	Markets Bear	Markets	Markets
	2X Fund	2X Fund	Bull 2X Fund	Bear 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2008	$—	$16,217	$38,078	$6,078
Voluntary waiver — 2008	$—	$—	$—	$—
Advisory expense waiver recovery — 2008	$14,969	$—	$—	$—

			U.S. Government
	China Bull	China Bear	Money Market
	2X Fund	2X Fund	Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.50%
Annual cap on expenses	1.75%	1.75%	1.25%
Expenses paid in excess of annual cap on expenses — 2008	$13,214	$19,639	$15,000
Voluntary waiver — 2008	$—	$—	$—
Advisory expense waiver recovery — 2008	$—	$—	$—

Expenses subject to potential recover expiring in:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note	10 Year
	Bear 1X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bull 1.25X	Bull 2.5X	Note Bear
	Fund	Fund	Fund	Fund	Fund	Fund	2.5X Fund

2008	$44,599	$—	$—	$—	$6,571	$48,772	$—
2009	$42,463	$—	$28,771	$—	$37,053	$75,078	$—
2010	$97,089	$43,815	$76,236	$66,020	$36,235	$73,130	$57,146
2011	$3,566	$10,435	$18,178	$46,218	$5,486	$12,125	$17,010

Total	$187,717	$54,250	$123,185	$112,238	$85,345	$209,105	$74,156

DIREXION SEMI-ANNUAL REPORT  91

	Dynamic		Commodity	Emerging	Emerging	Developed
	HY Bond	HY Bear	Bull	Markets Bull	Markets Bear	Markets Bull
	Fund	Fund	2X Fund	2X Fund	2X Fund	2X Fund

2008	$—	$—	$17,256	$—	$—	$—
2009	$—	44,667	$72,524	$—	$49,468	$51,779
2010	$—	$—	$47,805	$51,670	$66,942	$47,688
2011	$—	$—	$347	$—	$16,217	$38,078

Total	$—	44,667	137,932	51,670	136,627	137,545

	Developed			U.S. Government
	Markets Bear	China Bull	China Bear	Money Market
	2X Fund	2X Fund	2X Fund	Fund

2008	$—	$—	$—	$3,700
2009	$36,493	$—	$—	$—
2010	$96,879	$—	$—	$—
2011	$6,078	$13,214	$19,639	$15,000

Total	$139,540	$13,214	$19,639	$18,700

Investor Class shares, except for the Investor Class shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class’ average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class Average daily net assets. The Board has authorized each Fund’s Investor Class shares, except the Dynamic HY Bond Fund and HY Bear Fund, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund’s Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund’s average daily net assets. The Board has authorized each Fund’s Investor Class shares, except the U.S. Government Money Market Fund, a maximum annual fee of 0.25% of each Fund’s Investor Class average daily net assets. In addition, except for the U.S. Government Money Market services fee of 0.25% for the Investor Class shares. The Board has not authorized the U.S. Government Money Market Fund to pay Rule 12b-1 fees.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Advisor.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2008, open Federal and state income tax years include the tax years ended August 31, 2004 through August 31, 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

92  DIREXION SEMI-ANNUAL REPORT

positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in twelve months.

7.	NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

DIREXION SEMI-ANNUAL REPORT  93

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 15, 2007 Board meeting in approving the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the China Bull 2X Fund and the China Bear 2X Fund, each a series of the Trust, referred to herein as a “Fund” and collectively as the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and each Fund’s estimated expenses. Because these Funds have not commenced operations, they do not have any prior performance history and Rafferty does not have any prior profit data.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing funds using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission rates, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its expense reimbursement obligations. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board also considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new series, like the Funds, and promoting them through existing and new broker and platform relationships. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers and subadvisers.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the fees to be paid to Rafferty on an annual basis, including fee waivers. In this regard, management advised the Board that the advisory fees for each of these Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total estimated expense ratio for each Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have high asset levels, which account for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges higher fees for that hedge fund compared to the advisory fees of these Funds. The Board also considered that Rafferty agreed to limit the total expenses for the 2008 fiscal year for the Funds via voluntary fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds would permit Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Agreement.

94  DIREXION SEMI-ANNUAL REPORT

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SEMI–ANNUAL REPORT FEBRUARY 29, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Large Cap Fund
Evolution Small Cap Fund
Evolution Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Evolution Funds covers the period from September 1, 2007 to February 29, 2008 (the “Semi-Annual Period”). This Report covers the Evolution Managed Bond Fund (the “Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Large Cap Fund (“Large Cap Fund”), the Evolution Small Cap Fund (“Small Cap Fund”) and the Evolution Total Return Fund (“Total Return Fund”). Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

During the Semi-Annual Period, the DJ Industrial Average Index returned −7.04%, the S&P 500 Index returned −8.79% and the Nasdaq-100 Index returned −12.01%. Emerging Markets outpaced domestic returns, with the MSCI Emerging Markets Index rising 8.15% and the 10 Year Treasury Note rising 8.80%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by rising energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, a weakening U.S. dollar and fears of a U.S. recession. The Federal Reserve Board responded with five reductions in its target for the Federal Funds Rate, resulting in a target rate of 3% at the end of the Semi-Annual Period, its’ lowest level since June 2005.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund delivered a gain of 3.30% on a total return basis, during the Semi-Annual Period, compared to 5.70% for the Lehman U.S. Aggregate Bond Index.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund returned −6.33% on a total return basis, during the Semi-Annual Period, compared to −8.79% for the S&P 500 Index.

The Large Cap Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Large Cap Fund returned −6.78% on a total return basis, during the Semi-Annual Period, compared to −8.79% for the S&P 500 Index.

The Small Cap Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Small Cap Fund returned −9.21% on a total return basis, during the Semi-Annual Period, compared to −12.90% for the Russell 2000 Index.

Total Return Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Total Return Fund returned −2.20% on a total return basis, during the Semi-Annual Period, compared to −8.79% for the S&P Index and 5.70% for the Lehman U.S. Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Direxion Funds	Bruce Greig Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Large Cap Fund, Small Cap Fund and the Total Return Fund is 1.75%, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2008

Expense Example
February 29, 2008

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 — February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

	Evolution Managed Bond Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,033.00	$8.85
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Evolution All-Cap Equity Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$936.70	$8.43
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

EVOLUTION MANAGED FUNDS  2

	Evolution Large Cap Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$932.20	$8.41
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Evolution Small Cap Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$907.90	$8.30
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Evolution Total Return Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$977.80	$8.61
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

3  EVOLUTION MANAGED FUNDS

Evolution Managed Bond Fund
Allocation of Portfolio Holdings (Unaudited)
February 29, 2008

Evolution All-Cap Equity Fund
Allocation of Portfolio Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

***	Percentage is less than 0.5%.

EVOLUTION MANAGED FUNDS  4

Evolution Large Cap Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Evolution Small Cap Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	Percentage is less than 0.5%.

5  EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

***	Percentage is less than 0.5%.

EVOLUTION MANAGED FUNDS  6

Evolution Managed Bond Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 97.7%
15,770	Alliance World Dollar Government Fund II	$210,845
17,751	BlackRock Corporate High Yield Fund VI	200,586
14,016	BlackRock Floating Rate Income Strategies Fund	209,820
12,115	BlackRock Preferred Income Strategies Fund	197,474
12,792	Evergreen Multi-Sector Income Fund	203,521
2,702	iShares iBoxx $ High Yield Corporate Bond Fund	260,418
1,954	iShares iBoxx $ Investment Grade Corporate Bond Fund	207,534
17,049	iShares Lehman 1-3 Year Credit Bond Fund	1,769,686
21,971	iShares Lehman 1-3 Year Treasury Bond Fund	1,849,739
7,842	iShares Lehman 20+ Year Treasury Bond Fund	738,638
25,631	iShares Lehman 7-10 Year Treasury Bond Fund	2,326,526
75,598	iShares Lehman Aggregate Bond Fund	7,788,862
4,137	iShares Lehman MBS Fixed-Rate Bond Fund	426,276
1,948	iShares Lehman Short Treasury Bond Fund	214,825
18,878	iShares Lehman Treasury Inflation Protected Securities Fund	2,087,341
6,903	iShares S&P National Municipal Bond Fund	670,903
36,269	MFS Charter Income Trust	299,582
42,753	MFS Government Markets Income Trust	300,981
31,515	MFS Intermediate Income Trust	200,751
33,196	Putnam Premier Income Trust	204,155
41,197	SPDR Lehman International Treasury Bond	2,327,218
14,517	Templeton Emerging Markets Income Fund	207,883
100,156	Vanguard Total Bond Market	7,824,188
11,046	Western Asset Emerging Markets Debt Fund	200,706
21,076	Western Asset High Income Fund II	201,065
16,751	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	205,367

	TOTAL INVESTMENT COMPANIES (Cost $30,257,011)	$31,334,890

Principal
Amount		Value

SHORT TERM INVESTMENTS - 2.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%
600,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$599,940

Shares

MONEY MARKET FUNDS - 1.0%
291,588	Fidelity Institutional Money Market Portfolio	$291,588

	TOTAL SHORT TERM INVESTMENTS (Cost $891,528)	$891,528

	TOTAL INVESTMENTS (Cost $31,148,539) - 100.5%	$32,226,418
	Liabilities in Excess of Other Assets - (0.5)%	(167,177)

	TOTAL NET ASSETS - 100.0%	$32,059,241

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

7  EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 79.3%
AEROSPACE & DEFENSE - 0.5%

1,285	Ceradyne, Inc.(a)	$39,977
849	L-3 Communications Holdings, Inc.	90,240
475	Raytheon Co.	30,799
1,880	Teledyne Technologies, Inc.(a)	83,472

		244,488

AIR FREIGHT & LOGISTICS - 0.6%
784	C.H. Robinson Worldwide, Inc.	39,804
3,245	Expeditors International of Washington, Inc.	127,593
2,328	Ryanair Holdings Plc. ADR (Ireland)(a)	66,534
529	Ryder System, Inc.	30,476

		264,407

AIRLINES - 0.6%
3,692	Alaska Air Group, Inc.(a)	90,085
6,985	Allegiant Travel Co.(a)	190,062

		280,147

APPAREL - 0.4%
4,827	J Crew Group, Inc.(a)	193,321

AUTO COMPONENTS - 1.3%
6,985	Lear Corp.(a)	192,646
17,435	LKQ Corp.(a)	370,320

		562,966

BEVERAGES - 0.3%
1,242	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	65,130
2,047	Hansen Natural Corp.(a)	84,951

		150,081

BIOTECHNOLOGY - 1.7%
1,502	Celgene Corp.(a)	84,668
1,721	Genentech, Inc.(a)	130,366
10,023	Genomic Health, Inc.(a)	191,138
2,068	Lifecell Corp.(a)	83,444
10,098	Martek Biosciences Corp.(a)	289,409

		779,025

BUILDING PRODUCTS - 0.2%
2,945	NCI Building Systems, Inc.(a)	89,351

CAPITAL MARKETS - 0.5%
5,567	BlackRock Kelso Capital Corp.	69,922
366	Credit Suisse Group ADR (Switzerland)	17,905
162	Deutsche Bank AG (Germany)(b)	17,975
1,263	Greenhill & Co., Inc.	84,058
1,794	SEI Investments Co.	44,868

		234,728

CHEMICALS - 3.1%
6,188	Balchem Corp.	124,007
3,470	CF Industries Holdings, Inc.	423,618
45,695	Landec Corp.(a)	428,619
9,960	Methanex Corp. (Canada)	286,948
462	NewMarket Corp.	30,931
3,157	Symyx Technologies(a)	20,678
656	Terra Nitrogen Co. LP	90,790

		1,405,591

COMMERCIAL BANKS - 1.2%
437	Allied Irish Banks Plc. ADR (Ireland)	17,847
574	Banco Bradesco S.A. ADR (Brazil)(b)	18,018
3,844	BanColombia S.A. ADR (Columbia)	129,735
475	Barclays Plc. ADR (United Kingdom)	17,846
2,627	Credicorp Ltd	195,265
1,473	Oriental Financial Group	30,668
2,625	Prosperity Bancshares, Inc.	69,300
609	Unibanco - Uniao de Bancos Brasileiros S.A. (Brazil)(b)	82,592

		561,271

COMMERCIAL SERVICES & SUPPLIES - 4.3%
7,750	Avis Budget Group(a)	88,582
8,448	Bright Horizons Family Solutions, Inc.(a)	379,991
41,476	CECO Environmental Corp.(a)	376,602
3,276	Diamond Management & Technology Consultants, Inc.	19,427
2,621	Heidrick & Struggles International, Inc.	89,717
3,028	HNI Corp.	89,508
2,550	Hudson Highland Group, Inc.(a)	18,997
39,812	Kforce, Inc.(a)	340,393
1,709	PeopleSupport, Inc.(a)	19,842
2,492	Resources Connection, Inc.	40,121
14,066	Robert Half International, Inc.	379,079
2,925	School Specialty, Inc.(a)	89,271

		1,931,530

COMMUNICATIONS EQUIPMENT - 1.8%
1,871	Digi International, Inc.(a)	19,701
11,030	Interdigital, Inc.(a)	191,812
3,014	Nokia OYJ ADR (Finland)	108,534
13,095	Plantronics, Inc.	246,972
12,863	Silicom Ltd. (Israel)(a)	198,090
3,086	Telefonaktiebolaget LM Ericsson ADR (Sweden)	66,349

		831,458

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.8%
36,814	Ness Technologies, Inc.(a)	343,106

COMPUTERS & PERIPHERALS - 0.4%
6,144	Western Digital Corp.(a)	189,665

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  8

Evolution All-Cap Equity Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value
CONSUMER FINANCE - 0.8%
1,655	EZCORP, Inc.(a)	$19,413
37,011	First Cash Financial Services, Inc.(a)	346,053

		365,466

CONTAINERS & PACKAGING - 0.3%
1,365	Greif, Inc.	89,258
1,596	Sonoco Products Co.	44,959

		134,217

DIVERSIFIED CONSUMER SERVICES - 0.2%
1,061	New Oriental Education & Technology Group, Inc. ADR(a)	66,153

DIVERSIFIED FINANCIAL SERVICES - 0.2%
3,214	Financial Federal Corp.	69,262
538	ING Groep N.V. ADR (Netherlands)	17,921

		87,183

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
32,472	Alaska Communications Systems Group, Inc.	367,908
401	BT Group Plc. ADR (United Kingdom)	18,153
2,856	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	42,126
745	KT Corp. ADR (South Korea)(a)	18,096
718	Tele Norte Leste Participacoes S.A. (Brazil)	17,972
652	Telecomunicacoes de Sao Paulo S.A. ADR (Brazil)	18,386

		482,641

E-COMMERCE SERVICES - 0.7%
9,327	NetFlix, Inc.(a)	294,547

ELECTRIC UTILITIES - 0.3%
5,223	Companhia Paranaense de Energia-Copel ADR (Brazil)	84,717
2,042	Huaneng Power International, Inc. ADR (China)	66,365

		151,082

ELECTRICAL EQUIPMENT - 1.5%
9,167	Harbin Electric, Inc.(a)	182,423
1,537	Hubbell, Inc.	69,734
11,478	II-VI, Inc.(a)	375,790
1,802	Suntech Power Holdings Co., Ltd ADR (China)(a)	66,980

		694,927

ELECTROMEDICAL AND ELECTROTHERAPEUTIC APPARATUS - 0.8%
27,640	Cutera, Inc.(a)	350,475

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
1,812	LG Philips LCD Company Ltd. ADR (South Korea)(a)	42,872
15,551	Mellanox Technologies Ltd. (Israel)(a)	237,930
22,750	Zygo Corp.(a)	289,835

		570,637

ENERGY EQUIPMENT & SERVICES - 3.6%
969	Dril-Quip, Inc.(a)	45,330
1,573	Helmerich & Payne, Inc.	70,518
5,488	National-Oilwell, Inc.(a)	341,902
819	Noble Corp.	40,254
20,977	Pioneer Drilling Co.(a)	281,302
8,442	Superior Energy Services(a)	343,505
1,484	Tenaris S.A. ADR (Luxembourg)	65,964
652	Transocean Inc.(a)	91,612
1,518	Union Drilling, Inc.(a)	30,390
5,262	Unit Corp.(a)	290,199
644	W-H Energy Services, Inc.(a)	40,488

		1,641,464

ENGINEERING SERVICES - 0.8%
6,298	VSE Corp.	199,962
21,388	Wonder Auto Technology, Inc.(a)	197,197

		397,159

FOOD PRODUCTS - 2.2%
2,427	M&F Worldwide Corp.(a)	89,872
89,582	Origin Agritech Limited(a)	621,699
150	Seaboard Corp.	238,500
408	Wimm Bill Dann Foods ADR (Russia)	42,946

		993,017

GAS UTILITIES - 0.2%
2,688	Southern Union Co.	69,135

HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
2,838	Immucor, Inc.(a)	84,572
1,180	Mindray Medical International Ltd. ADR (China)	43,306
1,287	Respironics, Inc.(a)	84,530
1,914	Stryker Corp.	124,621
305	Ventana Medical Systems(a)	27,298

		364,327

HEALTH CARE PROVIDERS & SERVICES - 1.1%
3,071	Bio-Reference Labs, Inc.(a)	84,913
2,219	Odyssey HealthCare, Inc.(a)	19,394
8,166	Patterson Companies, Inc.(a)	287,443
1,539	Triple-S Management Corp.(a)	31,088
968	UnitedHealth Group, Inc.	44,993
1,404	VCA Antech, Inc.(a)	45,082

		512,913

The accompanying notes are an integral part of these financial statements.

9  EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value
HOTELS RESTAURANTS & LEISURE - 1.7%
24,686	Einstein Noah Restaurant Group, Inc.(a)	$380,411
8,107	Royal Caribbean Cruises Ltd. (Liberia)	283,826
4,609	Starbucks Corp.(a)	82,824

		747,061

HOUSEHOLD DURABLES - 2.0%
941	Avatar Holdings, Inc.(a)	40,538
2,578	CSS Industries, Inc.	89,998
2,106	Garmin Ltd.	123,643
3,699	Jarden Corp.(a)	89,109
1,686	Koninklijke Philips Electronics N.V. ADR (Netherlands)	65,619
4,823	Lennar Corp.	89,756
1,804	Mohawk Industries, Inc.(a)	128,824
163	NVR, Inc.(a)	88,131
5,361	Tupperware Corp.	195,569

		911,187

HOUSEHOLD PRODUCTS - 0.1%
685	The Procter & Gamble Co.	45,333

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
19,975	Calpine Corp.(a)	377,028

INDUSTRIAL CONGLOMERATES - 0.3%
244	Alleghany Corp.(a)	88,084
566	Walter Industries, Inc.	30,921

		119,005

INSURANCE - 1.4%
1,207	Aegon N.V. ADR (Netherlands)	17,924
1,022	Allianz SE ADR (Germany)	17,936
11,596	Amtrust Financial Services, Inc.	193,653
2,527	Brown & Brown, Inc.	45,056
1,846	China Life Insurance Company Ltd. ADR (Taiwan)	107,216
4,587	HCC Insurance Holdings, Inc.	110,363
2,526	Philadelphia Consolidated Holding Corp.(a)	85,682
864	RLI Corp.	45,127

		622,957

INTERNET & CATALOG RETAIL - 1.0%
7,308	PetMed Express, Inc.(a)	83,677
24,995	Shutterfly, Inc.(a)	382,173

		465,850

INTERNET SOFTWARE & SERVICES - 0.3%
432	Baidu.com, Inc. ADR (China)(a)	108,575
1,990	United Online, Inc.	19,860

		128,435

IT SERVICES - 1.4%
1,759	Affiliated Computer Services, Inc. - Class A(a)	89,269
2,721	Cognizant Technology Solutions Corp.(a)	82,202
2,012	Fidelity National Information Services, Inc.	83,478
1,696	Infosys Technologies Ltd. ADR (India)	66,008
11,871	Integral Systems, Inc.	288,940
1,685	MPS Group, Inc.(a)	19,209

		629,106

LEISURE EQUIPMENT & PRODUCTS - 0.2%
4,628	Mattel, Inc.	89,413

MACHINERY - 4.0%
1,417	AGCO Corp.(a)	91,907
21,083	ASV, Inc.(a)	379,283
862	CNH Global N.V. (Netherlands)(b)	44,393
1,693	Dover Corp.	70,276
4,824	Force Protection, Inc.(a)	19,827
9,186	Gardner Denver, Inc.(a)	339,055
1,294	Graco, Inc.	44,915
10,565	Graham Corp.	406,541
1,050	Lincoln Electric Holdings, Inc.	70,497
696	Parker Hannifin Corp.	44,982
726	Reliance Steel & Aluminum Co.	40,264
10,938	Sun Hydraulics, Inc.	237,683

		1,789,623

MEDIA - 0.3%
3,026	Grupo Televisa S.A. ADR (Mexico)	66,572
1,611	Meredith Corp.	69,837

		136,409

METALS & MINING - 3.8%
5,149	Alliance Resource Partners LP	195,250
883	Aluminum Corp. of China Ltd. ADR (China)	43,002
2,415	AMCOL International Corp.	69,601
238	Arcelormittal S.A. Luxembourg ADR (Luxembourg)	18,093
594	BHP Billiton Ltd. ADR (Australia)	43,469
13,288	Brush Engineered Materials, Inc.(a)	369,141
257	Cleveland-Cliffs, Inc.	30,701
1,777	Companhia Siderurgica Nacional S.A. ADR (Brazil)	66,442
538	Compass Minerals International, Inc.	30,623
23,166	Horsehead Holding Corp.(a)	363,706
740	Olympic Steel, Inc.	30,562
7,243	Pan American Silver Corp. (Canada)(a)	289,720
449	POSCO ADR (South Korea)(a)	60,750
611	Southern Copper Corp.	69,721
859	Sterlite Industries India Ltd. ADR (India)(a)	17,910
478	Ternium S.A. ADR (Luxembourg)	17,810

		1,716,501

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  10

Evolution All-Cap Equity Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value
MULTILINE RETAIL - 0.9%
1,530	Conn’s, Inc.(a)	$19,507
890	Kohl’s Corp.(a)	39,552
67,362	Tuesday Morning Corp.	363,081

		422,140

MULTI-UTILITIES & UNREGULATED POWER - 0.1%
669	Energen Corp.	40,140

OIL & GAS - 4.2%
36,162	Brigham Exploration Co.(a)	282,425
3,991	Buckeye Partners LP	195,878
1,707	Callon Petroleum Co.(a)	31,477
9,493	Comstock Resources, Inc.(a)	344,596
4,298	EnCana Corp. (Canada)	327,551
5,998	Petro-Canada (Canada)	288,144
20,858	Petroquest Energy, Inc.(a)	328,722
1,632	Permian Basin Royalty Trust	31,073
2,021	Pioneer Natural Resources Co.	90,521
869	W&T Offshore, Inc.	30,832

		1,951,219

OIL, GAS & CONSUMABLE FUELS - 3.5%
737	Apache Corp.	84,541
278	BP Plc. ADR (United Kingdom)	18,034
678	Chesapeake Energy Corp.	30,659
811	Chevron Corp.	70,281
6,041	Cimarex Energy Co.	318,361
474	Contango Oil & Gas Company(a)	30,478
302	Devon Energy Corp.	31,022
258	EOG Resources, Inc.	30,699
812	Exxon Mobil Corp.	70,652
32,844	Gushan Environmental Energy Ltd. ADR(a)	349,789
1,104	Mariner Energy, Inc.(a)	30,614
519	Noble Energy, Inc.	40,171
4,578	Overseas Shipholding Group, Inc.	287,132
560	Petroleo Brasileiro S.A. ADR (Brazil)	65,710
253	Royal Dutch Shell Plc. ADR (United Kingdom)	18,077
591	Statoil ASA ADR (Norway)	18,049
705	Valero Energy Corp.	40,728
498	XTO Energy, Inc.	30,732

		1,565,729

PAPER & FOREST PRODUCTS - 0.2%
1,176	Aracruz Celulose S.A. (Brazil)	85,190
572	Votorantim Celulose e Papel S.A. ADR (Brazil)	17,995

		103,185

PERSONAL PRODUCTS - 0.1%
2,515	Mannatech, Inc.	19,566
1,421	NBTY, Inc.(a)	40,584

		60,150

PHARMACEUTICALS - 3.6%
33,457	American Oriental Bioengineering, Inc.(a)	333,901
1,253	Dr. Reddy’s Laboratories Ltd. ADR (India)	17,930
10,967	Endo Pharmaceuticals Holdings, Inc.(a)	287,993
7,212	Forest Laboratories, Inc.(a)	286,821
15,119	Medicines Co.(a)	291,192
16,795	Sciele Pharma, Inc.(a)	347,657
736	Shire Pharmaceuticals Plc. ADR (United Kingdom)	43,012
897	Teva Pharmaceutical Industries Ltd. ADR (Israel)	44,016

		1,652,522

REAL ESTATE - 0.4%
4,594	Eastgroup Properties	194,923

ROAD & RAIL - 0.8%
13,886	Arkansas Best Corp.	370,895

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 5.4%
1,549	Advanced Energy Industries, Inc.(a)	19,858
4,475	ASML Holding N.V. ADR (Netherlands)	107,758
18,205	Cohu, Inc.	284,726
8,983	Cypress Semiconductor Corp.(a)	195,291
3,336	Integrated Silicon Solutions, Inc.(a)	19,916
15,320	Intevac, Inc.(a)	196,709
2,945	JA Solar Holdings Co., Ltd. ADR (China)(a)	42,084
4,767	Lam Research Corp.(a)	191,824
1,516	LDK Solar Co., Ltd. ADR (China)(a)	43,327
2,683	Micrel, Inc.	19,720
14,343	MKS Instruments, Inc.(a)	288,151
21,456	Omnivision Technologies, Inc.(a)	340,292
6,238	Silicon Laboratories, Inc.(a)	193,066
19,480	Techwell, Inc.(a)	194,411
21,129	Zoran Corp.(a)	290,101

		2,427,234

SOFTWARE - 3.2%
2,696	Autodesk, Inc.(a)	83,819
1,593	Factset Research Systems, Inc.	83,855
13,565	Interactive Intelligence, Inc.(a)	193,437
16,933	JDA Software Group, Inc.(a)	289,046
37,612	Lawson Software Inc(a)	293,374
1,354	MicroStrategy, Inc.(a)	90,068
693	Progress Software Corp.(a)	19,778
2,286	SAP AG ADR (Germany)	108,379
24,946	VASCO Data Security International, Inc.(a)	275,903

		1,437,659

The accompanying notes are an integral part of these financial statements.

11  EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value
SPECIALTY RETAIL - 2.3%
1,089	Abercrombie & Fitch Co. - Class A	$84,430
5,096	American Eagle Outfitters, Inc.	108,901
1,806	Christopher & Banks Corp.	19,505
4,616	Dick’s Sporting Goods, Inc.(a)	127,309
1,075	DSW, Inc. - Class A(a)	19,576
2,470	Hibbett Sports, Inc.(a)	39,026
870	JOS A Bank Clothiers, Inc.(a)	19,819
1,902	Men’s Wearhouse, Inc.	43,822
2,062	Petsmart, Inc.	44,395
1,336	The Sherwin-Williams Co.	69,178
1,998	Staples, Inc.	44,455
1,365	Urban Outfitters, Inc.(a)	39,285
18,249	Volcom, Inc.(a)	360,783

		1,020,484

TEXTILES, APPAREL & LUXURY GOODS - 2.0%
3,668	Cherokee, Inc.	124,162
1,472	Coach, Inc.(a)	44,631
470	Columbia Sportswear Co.	19,425
44,000	Fuqi International, Inc.(a)	339,240
1,433	Polo Ralph Lauren Corp.	89,118
2,317	Under Armour, Inc. - Class A(a)	85,312
5,094	Warnaco Group, Inc.(a)	191,331

		893,219

TOBACCO - 0.2%
1,430	Reynolds American, Inc.	91,120

TRADING COMPANIES & DISTRIBUTORS - 0.6%
3,851	Applied Industrial Technologies, Inc.	106,442
1,111	Fastenal Co.	45,173
3,166	MSC Industrial Direct Co., Inc. - Class A	128,476

		280,091

WATER UTILITIES - 0.1%
913	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	42,774

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
1,090	America Movil SAB de C.V., Series L ADR (Mexico)	65,901
574	China Mobile Hong Kong Ltd. ADR (Hong Kong)	42,832
1,322	Mobile TeleSystems ADR (Russia)(a)	108,483
1,865	Vimpel-Communications ADR (Russia)	64,772
1,346	Vodafone Group Plc. ADR (United Kingdom)	43,382

		325,370

	TOTAL COMMON STOCKS (Cost $36,351,713)	$35,893,240

INVESTMENT COMPANIES - 15.9%
66,912	iShares Russell Microcap Index Fund	$3,149,548
12,790	iShares MSCI Emerging Markets Index Fund	1,784,589
8,657	iShares S&P Latin America 40 Index Fund	2,242,249

	TOTAL INVESTMENT COMPANIES (Cost $7,225,402)	$7,176,386

Principal
Amount

SHORT TERM INVESTMENTS - 5.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
$2,300,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$2,299,770

Shares
MONEY MARKET FUNDS - 0.5%
251,350	Fidelity Institutional Money Market Portfolio	$251,350

	TOTAL SHORT TERM INVESTMENTS (Cost $2,551,120)	$2,551,120

	TOTAL INVESTMENTS (Cost $46,128,235) - 100.8%	$45,620,746
	Liabilities in Excess of Other Assets - (0.8)%	(375,681)

	TOTAL NET ASSETS - 100.0%	$45,245,065

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  12

Evolution All-Cap Equity Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

328	NASDAQ-100 Index E-Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $11,465,240)	$216,019

CONCENTRATION BY COUNTRY

Country	% of Net Assets

United States of America	90.2
Canada	2.6
Brazil	1.1
Israel	1.1
China	0.9
Liberia	0.6
Netherlands	0.6
Russia	0.5
Mexico	0.4
United Kingdom	0.4
Germany	0.3
Columbia	0.3
South Korea	0.3
Taiwan	0.2
Finland	0.2
India	0.2
Luxembourg	0.2
Ireland	0.2
Sweden	0.2
Australia	0.1
Hong Kong	0.1
Venezuela	0.1
Switzerlandˆ	0.0
Japanˆ	0.0
Singaporeˆ	0.0
Franceˆ	0.0

100.8%

ˆ Less than .05%.

The accompanying notes are an integral part of these financial statements.

13  EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 86.4%
AEROSPACE & DEFENSE - 0.2%
987	Raytheon Co.	$63,997

AIR FREIGHT & LOGISTICS - 1.0%
4,376	C.H. Robinson Worldwide, Inc.	222,169
3,142	Expeditors International of Washington, Inc.	123,543
1,498	Ryanair Holdings Plc. ADR (Ireland)(a)	42,813
573	Ryder System, Inc.	33,011

		421,536

AIRLINES - 1.7%
15,923	Delta Air Lines Inc(a)	212,572
39,545	Northwest Airlines Corp.(a)	531,089

		743,661

APPAREL - 0.1%
497	J Crew Group, Inc.(a)	19,905

AUTO COMPONENTS - 0.9%
785	LKQ Corp.(a)	16,674
5,015	Magna International, Inc. (Canada)	367,148

		383,822

BEVERAGES - 1.0%
1,144	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	59,991
8,380	Hansen Natural Corp.(a)	347,770

		407,761

BIOTECHNOLOGY - 1.1%
356	Amgen, Inc.(a)	16,205
8,687	BioMarin Pharmaceuticals, Inc.(a)	330,453
1,702	Genentech, Inc.(a)	128,927

		475,585

BUILDING PRODUCTS - 0.2%
1,969	Owens Corning(a)	37,135
867	Trane, Inc.	39,059

		76,194

CAPITAL MARKETS - 1.3%
877	Credit Suisse Group ADR (Switzerland)	42,903
1,778	Deutsche Bank AG (Germany)(b)	197,287
722	Och Ziff Capital Management Group(a)	16,707
4,977	SEI Investments Co.	124,475
4,807	UBS AG (Switzerland)	155,458

		536,830

CHEMICALS - 7.0%
4,881	Agrium, Inc. (Canada)	360,071
4,141	Airgas, Inc.	201,211
4,795	CF Industries Holdings, Inc.	585,373
6,474	Cytec Industries, Inc.	370,831
4,123	The Dow Chemical Co.	155,396
3,218	Monsanto Co.	372,258
2,483	Potash Corporation of Saskatchewan, Inc. (Canada)	394,549
7,853	Terra Industries, Inc.(a)	355,034
1,449	Terra Nitrogen Co. LP	200,542

		2,995,265

COMMERCIAL BANKS - 5.8%
1,002	Allied Irish Banks Plc. ADR (Ireland)	40,922
1,439	Banco Bradesco S.A. ADR (Brazil)(b)	45,170
4,591	BanColombia S.A. ADR (Columbia)	154,946
3,073	Bank of Montreal (Canada)	155,309
3,238	Bank of Nova Scotia (Canada)	157,011
3,889	Bank of America Corp.	154,549
1,067	Barclays Plc. ADR (United Kingdom)	40,087
4,988	BB&T Corp.	155,276
2,317	Canadian Imperial Bank of Commerce (Canada)	157,093
2,962	Credicorp Ltd	220,166
6,951	KeyCorp	153,270
2,515	PNC Financial Services Group	154,496
3,766	Royal Bank of Canada	174,710
2,655	SunTrust Banks, Inc.	154,335
740	Unibanco-Uniao de Bancos Brasileiros S.A. (Brazil)(b)	100,359
4,846	US Bancorp	155,169
5,016	Wachovia Corp.	153,590
5,325	Wells Fargo & Co.	155,650

		2,482,108

COMMERCIAL SERVICES & SUPPLIES - 0.8%
5,241	Apollo Group, Inc.(a)	321,693
349	Manpower, Inc.	19,788
521	RR Donnelley & Sons Co.	16,583

		358,064

COMMUNICATIONS - 0.1%
205	Liberty Media Hldg Corp.(a)	23,803

COMMUNICATIONS EQUIPMENT - 0.5%
327	Harris Corp.	15,967
3,064	Nokia OYJ ADR (Finland)	110,335
1,343	Nortel Networks Corp. (Canada)(a)	11,550
374	QUALCOMM, Inc.	15,846
2,848	Telefonaktiebolaget LM Ericsson ADR (Sweden)	61,232

		214,930

COMPUTERS & PERIPHERALS - 0.1%
125	Apple Computer, Inc.(a)	15,627
1,133	Western Digital Corp.(a)	34,976

		50,603

CONSTRUCTION & ENGINEERING - 1.3%
5,081	Foster Wheeler Ltd.(a)	332,551
3,854	McDermott International, Inc. (Panama)(a)	201,256

		533,807

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  14

Evolution Large Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

CONTAINERS & PACKAGING - 0.4%
591	Owens-Illinois, Inc.(a)	$33,362
4,469	Sonoco Products Co.	125,892

		159,254

DIVERSIFIED CONSUMER SERVICES - 0.1%
974	New Oriental Education & Technology Group, Inc. ADR(a)	60,729

DIVERSIFIED FINANCIAL SERVICES - 0.5%
6,881	CIT Group, Inc.	152,896
1,227	ING Groep N.V. ADR (Netherlands)	40,871

		193,767

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
4,488	AT&T, Inc.	156,317
4,282	BCE, Inc. (Canada)	155,008
1,489	Citizens Communications Co.	15,992
3,028	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	44,663
1,757	KT Corp. ADR (South Korea)(a)	42,678
28,706	Qwest Communications International, Inc.	155,012
1,700	Tele Norte Leste Participacoes S.A. (Brazil)	42,551
1,516	Telecomunicacoes de Sao Paulo S.A. ADR (Brazil)	42,751
3,442	TELUS Corp. (Canada)	153,857
4,324	Verizon Communications, Inc.	157,048

		965,877

ELECTRIC UTILITIES - 0.4%
6,360	Companhia Paranaense de Energia-Copel ADR (Brazil)	103,159
324	Edison International	16,006
1,875	Huaneng Power International, Inc. ADR (China)	60,937

		180,102

ELECTRICAL EQUIPMENT - 2.2%
4,562	Ametek, Inc.	194,296
740	Arrow Electronics, Inc.(a)	17,819
592	Avnet, Inc.(a)	19,956
1,587	First Solar, Inc.(a)	325,652
6,975	Hubbell, Inc.	316,456
699	Molex, Inc.	15,748
1,662	Suntech Power Holdings Co., Ltd ADR (China)(a)	61,777

		951,704

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
428	Amphenol Corp.	15,823
2,099	LG Philips LCD Company Ltd. ADR ( South Korea)(a)	49,663
574	Trimble Navigation Ltd.(a)	15,693

		81,179

ENERGY EQUIPMENT & SERVICES - 5.2%
2,146	Atwood Oceanics, Inc.(a)	199,771
4,690	Cameron International Corp.(a)	199,231
620	ENSCO International, Inc.	37,101
3,487	FMC Technologies, Inc.(a)	197,573
10,159	Helmerich & Payne, Inc.	455,428
3,503	National-Oilwell, Inc.(a)	218,237
4,544	Noble Corp.	223,338
3,271	Oceaneering International, Inc.(a)	196,260
5,839	Pride International, Inc.(a)	206,934
530	Superior Energy Services(a)	21,566
1,369	Tenaris S.A. ADR (Luxembourg)	60,852
2,892	Weatherford International Ltd.(a)	199,317

		2,215,608

FOOD & STAPLES RETAILING - 0.1%
608	Wal-Mart Stores, Inc.	30,151

FOOD PRODUCTS - 0.7%
720	Archer-Daniels-Midland Co.	32,472
1,807	Bunge Ltd.	200,288
367	H.J. Heinz Co.	16,188
457	Wimm Bill Dann Foods ADR (Russia)	48,104

		297,052

GAS UTILITIES - 0.3%
542	Equitable Resources, Inc.	33,398
3,882	Southern Union Co.	99,845

		133,243

HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
375	Becton, Dickinson & Co.	33,907
351	C.R. Bard, Inc.	33,271
730	Covidien Ltd.	31,237
1,391	Mindray Medical International Ltd. ADR (China)	51,050
510	Respironics, Inc.(a)	33,497
3,515	Stryker Corp.	228,862
303	Varian Medical Systems, Inc.(a)	15,892

		427,716

HEALTH CARE PROVIDERS & SERVICES - 3.5%
3,786	Coventry Health Care, Inc.(a)	196,380
5,405	Express Scripts, Inc.(a)	319,436
2,910	Humana, Inc.(a)	198,840
10,587	Patterson Companies, Inc.(a)	372,662
349	Pharmaceutical Product Development, Inc.	15,729
2,662	UnitedHealth Group, Inc.	123,730
3,913	VCA Antech, Inc.(a)	125,647
1,777	Wellpoint, Inc.(a)	124,532

		1,476,956

HOTELS RESTAURANTS & LEISURE - 1.3%
729	International Game Technology	32,914
2,275	MGM Mirage(a)	140,117
10,484	Royal Caribbean Cruises Ltd. (Liberia)	367,045

		540,076

The accompanying notes are an integral part of these financial statements.

15  EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

HOUSEHOLD DURABLES - 1.2%
3,825	Garmin Ltd.	$224,566
1,571	Koninklijke Philips Electronics N.V. ADR (Netherlands)	61,143
3,431	Mohawk Industries, Inc.(a)	245,008

		530,717

HOUSEHOLD PRODUCTS - 0.3%
1,899	The Procter & Gamble Co.	125,676

INSURANCE - 3.0%
2,835	Aegon N.V. ADR (Netherlands)	42,100
2,432	Allianz SE ADR (Germany)	42,682
7,014	Brown & Brown, Inc.	125,060
1,877	China Life Insurance Company Ltd. ADR (Taiwan)	109,016
774	Covanta Holdings Corp.(a)	22,198
646	Fairfax Financial Holdings Ltd. (Canada)	195,673
13,807	HCC Insurance Holdings, Inc.	332,196
10,382	Philadelphia Consolidated Holding Corp.(a)	352,157
383	RenaissanceRe Holdings Ltd.	21,027
293	Transatlantic Holdings, Inc.	19,748
426	Travelers Companies, Inc.	19,771

		1,281,628

INTERNET & CATALOG RETAIL - 0.0%
603	eBay, Inc.(a)	15,895

INTERNET SOFTWARE & SERVICES - 0.3%
439	Baidu.com, Inc. ADR (China)(a)	110,334

IT SERVICES - 0.9%
1,567	Infosys Technologies Ltd. ADR (India)	60,988
1,733	Mastercard, Inc.	329,270

		390,258

MACHINERY - 7.5%
5,128	AGCO Corp.(a)	332,602
219	Caterpillar, Inc.	15,840
983	CNH Global N.V. (Netherlands)(b)	50,624
3,950	Cummins, Inc.	199,001
215	Danaher Corp.	15,942
4,185	Deere & Co.	356,604
2,884	Dover Corp.	119,715
195	Eaton Corp.	15,723
453	Graco, Inc.	15,724
19,121	Illinois Tool Works, Inc.	1,415,336
1,560	Lincoln Electric Holdings, Inc.	104,738
4,908	The Manitowoc Company, Inc.	199,952
2,174	Parker Hannifin Corp.	140,506
4,035	Reliance Steel & Aluminum Co.	223,781
183	SPX Corp.	18,721

		3,224,809

MARINE - 1.0%
2,873	Dryships, Inc.	216,337
4,238	Kirby Corp.(a)	191,049

		407,386

MEDIA - 0.9%
695	CBS Corp.	15,860
5,169	Gannett Co., Inc.	155,845
2,800	Grupo Televisa S.A. ADR (Mexico)	61,600
3,478	Hearst-Argyle Television, Inc.	157,797

		391,102

METALS & MINING - 6.7%
491	Agnico-Eagle Mines Ltd. (Canada)(a)	33,781
9,989	AK Steel Holding Corp.	525,621
1,003	Aluminum Corp. of China Ltd. ADR (China)	48,846
558	Arcelormittal S.A. Luxembourg ADR (Luxembourg)	42,419
6,944	Barrick Gold Corp. (Canada)	360,741
680	BHP Billiton Ltd. ADR (Australia)	49,762
277	Cleveland-Cliffs, Inc.	33,090
1,640	Companhia Siderurgica Nacional S.A. ADR (Brazil)	61,320
5,097	Consol Energy, Inc.	387,270
1,953	Freeport-McMoRan Copper & Gold, Inc.	196,980
790	Goldcorp, Inc. (Canada)	34,136
1,365	Kinross Gold Corp. (Canada)(a)	33,852
852	Massey Energy Co.	32,598
461	Nucor Corp.	29,767
9,350	Pan American Silver Corp. (Canada)(a)	374,000
654	POSCO ADR (South Korea)(a)	88,486
3,997	Southern Copper Corp.	456,098
2,058	Sterlite Industries India Ltd. ADR (India)(a)	42,909
1,120	Ternium S.A. ADR (Luxembourg)	41,731

		2,873,407

MULTILINE RETAIL - 0.5%
4,976	Kohl’s Corp.(a)	221,133
414	Macys, Inc.	10,218

		231,351

MULTI-UTILITIES - 0.1%
353	ONEOK, Inc.	16,439
285	Sempra Energy	15,142

		31,581

MULTI-UTILITIES & UNREGULATED POWER - 0.5%
3,723	Energen Corp.	223,380
731	Reliant Energy, Inc.(a)	16,667

		240,047

OIL & GAS - 3.5%
1,240	Arch Coal, Inc.	63,352
10,353	Denbury Resources, Inc.(a)	330,157
7,731	EnCana Corp. (Canada)	589,179
7,761	Petro-Canada (Canada)	372,838
958	Petrohawk Energy Corp.(a)	17,321
347	Plains Exploration & Production Co.(a)	18,738
768	Quicksilver Resources, Inc.(a)	9,669

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  16

Evolution Large Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

545	Range Resources Corp.	$33,343
1,472	StatoilHydro ASA ADR	44,955

		1,479,552

OIL, GAS & CONSUMABLE FUELS - 6.5%
655	BP Plc. ADR (United Kingdom)	42,490
679	Cabot Oil & Gas Corp.	33,780
1,410	Chesapeake Energy Corp.	63,760
1,201	Chevron Corp.	104,079
7,690	Cimarex Energy Co.	405,263
906	CNX Gas Corp.(a)	33,178
327	Devon Energy Corp.	33,589
4,299	Energy Transfer Partners LP	206,008
537	EOG Resources, Inc.	63,898
1,202	Exxon Mobil Corp.	104,586
558	Frontier Oil Corp.	19,926
2,480	Hess Corp.	231,086
7,147	Murphy Oil Corp.	574,476
3,047	Noble Energy, Inc.	235,838
2,591	Occidental Petroleum Corp.	200,466
259	Oneok Partners LP	16,066
518	Petroleo Brasileiro S.A. ADR (Brazil)	60,782
604	Royal Dutch Shell Plc. ADR (United Kingdom)	43,156
502	Southwestern Energy Co.(a)	32,745
3,918	Valero Energy Corp.	226,343
541	XTO Energy, Inc.	33,385

		2,764,900

PAPER & FOREST PRODUCTS - 0.4%
1,436	Aracruz Celulose S.A. (Brazil)	104,024
3,185	Domtar Corp.(a)	20,288
1,315	Votorantim Celulose e Papel S.A. ADR (Brazil)	41,370

		165,682

PHARMACEUTICAL PREPARATIONS - 0.9%
14,199	Endo Pharmaceuticals Holdings, Inc.(a)	372,866

PHARMACEUTICALS - 1.6%
6,899	Bristol-Myers Squibb Co.	155,986
3,103	Dr. Reddy’s Laboratories Ltd. ADR (India)	44,404
9,331	Forest Laboratories, Inc.(a)	371,094
835	Shire Pharmaceuticals Plc. ADR (United Kingdom)	48,798
1,030	Teva Pharmaceutical Industries Ltd. ADR (Israel)	50,542

		670,824

PHOSPHATIC FERTILIZERS - 0.9%
3,545	Mosaic Co.(a)	394,558

RETAIL — DISCOUNT - 0.0%
311	Target Corp.	16,362

ROAD & RAIL - 0.1%
629	CSX Corp.	30,519

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.8%
3,840	ASML Holding N.V. ADR (Netherlands)	92,467
10,441	Cree, Inc.(a)	322,627
930	Cypress Semiconductor Corp.(a)	20,218
3,313	JA Solar Holdings Co., Ltd. ADR (China)(a)	47,343
489	Lam Research Corp.(a)	19,677
1,787	LDK Solar Co., Ltd. ADR (China)(a)	51,073
2,554	MEMC Electronic Materials, Inc.(a)	194,819

		748,224

SOFTWARE - 0.8%
508	Autodesk, Inc.(a)	15,794
1,478	Cadence Design Systems, Inc.(a)	15,696
1,973	Giant Interactive Group, Inc. ADR(a)	20,539
10,421	Oracle Corp.(a)	195,915
2,322	SAP AG ADR (Germany)	110,086

		358,030

SPECIALTY RETAIL - 3.5%
4,485	Abercrombie & Fitch Co.	347,722
15,453	American Eagle Outfitters, Inc.	330,231
141	Autozone, Inc.(a)	16,226
4,448	Dick’s Sporting Goods, Inc.(a)	122,676
4,584	O’Reilly Automotive, Inc.(a)	123,585
5,664	Petsmart, Inc.	121,946
1,976	The Sherwin-Williams Co.	102,317
5,545	Staples, Inc.	123,376
7,781	Urban Outfitters, Inc.(a)	223,937

		1,512,016

TELECOMMUNICATION SERVICES - 0.1%
932	BT Group Plc. ADR (United Kingdom)	42,192

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
4,094	Coach, Inc.(a)	124,130

TOBACCO - 0.7%
2,147	Altria Group, Inc.	157,032
2,459	Reynolds American, Inc.	156,687

		313,719

TRADING COMPANIES & DISTRIBUTORS - 0.6%
3,039	Fastenal Co.	123,566
3,080	MSC Industrial Direct Co., Inc.	124,986

		248,552

WATER UTILITIES - 0.1%
1,072	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	50,223

WHOLESALE TRADE-NON-DURABLE GOODS - 0.0%
398	Herbalife Ltd.	16,648

The accompanying notes are an integral part of these financial statements.

17  EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
1,006	America Movil SAB de C.V., Series L ADR (Mexico)	$60,823
661	China Mobile Hong Kong Ltd. ADR (Hong Kong)	49,324
1,345	Mobile TeleSystems ADR (Russia)(a)	110,371
421	NII Holdings, Inc.(a)	16,726
1,737	Vimpel-Communications ADR (Russia)	60,326
1,587	Vodafone Group Plc. ADR (United Kingdom)	51,149

		348,719

	TOTAL COMMON STOCKS (Cost $36,188,625)	$37,013,192

INVESTMENT COMPANIES - 11.0%
14,284	DIAMONDS Trust	$1,753,932
27,135	iShares Russell 1000 Growth Index Fund	1,493,782
19,901	iShares Russell 1000 Value Index Fund	1,473,072
457	Weingarten Realty Investors	14,675

	TOTAL INVESTMENT COMPANIES (Cost $5,636,854)	$4,735,461

Principal
Amount		Value

SHORT TERM INVESTMENTS - 1.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
$200,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$199,980

Shares

MONEY MARKET FUNDS - 0.7%
289,779	Fidelity Institutional Money Market Portfolio	$289,779

	TOTAL SHORT TERM INVESTMENTS (Cost $489,759)	$489,759

	TOTAL INVESTMENTS (Cost $42,315,238) - 98.6%	$42,238,412
	Other Assets in Excess of Liabilities - 1.4%	617,351

	TOTAL NET ASSETS - 100.0%	$42,855,763

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non Income Producing

Evolution Large Cap Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

23	S&P 500 Index Futures Expiring March 2008 (Underlying Face Amount at Market Value $7,653,250)	$235,675

Concentration By Country

Country	% of Net Assets

United States of America	82.6
Canada	6.9
Brazil	1.5
Liberia	0.9
Germany	0.8
Netherlands	0.7
China	0.6
United Kingdom	0.6
Panama	0.5
Switzerland	0.5
South Korea	0.4
Russia	0.4
Columbia	0.4
Luxembourg	0.3
Mexico	0.3
Finland	0.3
India	0.2
Ireland	0.2
Sweden	0.1
Australia	0.1
Hong Kong	0.1
Israel	0.1
Venezuela	0.1

98.6

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  18

Evolution Small Cap Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 72.5%
AEROSPACE & DEFENSE - 0.7%
1,224	Aerovironment, Inc.(a)	$25,998
806	Cubic Corp.	20,609
2,069	Esterline Technologies Corp.(a)	108,416

		155,023

AIRLINES - 0.4%
1,886	Alaska Air Group, Inc.(a)	46,018
1,664	Allegiant Travel Co.(a)	45,278

		91,296

AUTO COMPONENTS - 1.2%
772	Drew Industries, Inc.(a)	20,813
17,648	Exide Technologies(a)	180,362
1,665	Lear Corp.(a)	45,921
957	LKQ Corp.(a)	20,327

		267,423

BIOTECHNOLOGY - 1.7%
905	Cepheid, Inc.(a)	25,050
2,387	Genomic Health, Inc.(a)	45,520
2,525	Incyte Corp.(a)	25,023
3,802	Martek Biosciences Corp.(a)	108,965
18,050	GLT, Inc. (Canada)(a)	54,511
13,974	Repligen Corp.(a)	73,923
1,275	Rigel Pharmaceuticals, Inc.(a)	25,271
1,115	Savient Pharmaceuticals, Inc.(a)	25,288

		383,551

BUILDING PRODUCTS - 0.5%
3,033	Apogee Enterprises, Inc.	46,678
820	Gibraltar Industries, Inc.	8,962
1,505	NCI Building Systems, Inc.(a)	45,662
333	Universal Forest Products, Inc.	9,251

		110,553

CAPITAL MARKETS - 0.7%
3,627	Blackrock Kelso Capital Corp.	45,555
1,105	Greenhill & Co., Inc.	71,836
1,527	Knight Capital Group, Inc.(a)	24,478
791	Waddell & Reed Financial, Inc.	24,790

		166,659

CHEMICALS - 2.4%
1,268	A. Schulman, Inc.	25,918
7,388	Georgia Gulf Corp.	44,771
1,142	HB Fuller Co.	25,980
3,760	Methanex Corp. (Canada)	108,326
1,668	NewMarket Corp.	111,673
9,331	Olin Corp.	179,342
336	Terra Nitrogen Co. LP	46,502

		542,512

COMMERCIAL BANKS - 1.8%
5,582	Dime Community Bancshares	84,958
6,776	First Merchants Corp.	183,020
4,145	Oriental Financial Group	86,299
1,714	Prosperity Bancshares, Inc.	45,249

		399,526

COMMERCIAL SERVICES & SUPPLIES - 4.4%
1,488	Administaff, Inc.	36,694
3,995	Avis Budget Group(a)	45,663
2,785	Bowne & Co., Inc.	36,957
307	Brady Corp.	9,388
464	Bright Horizons Family Solutions, Inc.(a)	20,871
3,397	Consolidated Graphics, Inc.(a)	180,686
1,346	Heidrick & Struggles International, Inc.	46,073
1,558	HNI Corp.	46,054
5,120	IKON Office Solutions, Inc.	36,454
2,343	Kforce, Inc.(a)	20,033
7,457	Metalico, Inc.(a)	86,725
3,619	Navigant Consulting, Inc.(a)	59,026
1,257	Portfolio Recovery Associates, Inc.	45,906
1,504	School Specialty, Inc.(a)	45,902
731	United Stationers, Inc.(a)	36,082
4,672	Watson Wyatt Worldwide, Inc.	247,850

		1,000,364

COMMUNICATIONS EQUIPMENT - 1.8%
1,501	Black Box Corp.	46,531
2,590	Interdigital, Inc.(a)	45,040
4,990	Netgear, Inc.(a)	108,882
12,706	Opnext, Inc.(a)	58,702
5,768	Plantronics, Inc.	108,785
2,981	Silicom Ltd. (Israel)(a)	45,907

		413,847

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.1%
2,194	Ness Technologies, Inc.(a)	20,448

COMPUTERS & PERIPHERALS - 1.1%
15,575	Hypercom Corp.(a)	57,783
8,278	Immersion Corp.(a)	69,784
4,027	Palm, Inc.	26,055
2,304	QLogic Corp.(a)	36,518
2,471	Rimage Corp.(a)	56,882

		247,022

CONSTRUCTION & ENGINEERING - 0.2%
1,212	Perini Corp.(a)	45,426

CONSUMER FINANCE - 0.2%
3,352	Advance America Cash Advance Centers, Inc.	24,905
2,191	First Cash Financial Services, Inc.(a)	20,486

		45,391

CONTAINERS & PACKAGING - 0.8%
6,665	Rock-Tenn Co. - Class A	178,822

DISTRIBUTORS - 1.0%
3,909	Andersons, Inc.	180,830
1,145	WESCO International, Inc.(a)	45,800

		226,630

The accompanying notes are an integral part of these financial statements.

19  EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
2,114	Financial Federal Corp.	$45,556
782	Interactive Brokers Group, Inc.(a)	24,297

		69,853

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
1,799	Alaska Communications Systems Group, Inc.	20,383

ELECTRIC UTILITIES - 1.3%
451	The Empire District Electric Co.	9,250
2,571	Hawaiian Electric Industries, Inc.	57,744
1,951	UIL Holdings Corp.	57,340
7,997	Westar Energy, Inc.	181,772

		306,106

ELECTRICAL EQUIPMENT - 1.3%
1,306	AZZ, Inc.(a)	46,258
3,765	Enersys(a)	86,557
1,543	GrafTech International Ltd.(a)	24,719
2,140	Harbin Electric, Inc.(a)	42,586
630	II-VI, Inc.(a)	20,626
747	LoJack Corp.(a)	9,323
1,166	Thomas & Betts Corp.(a)	46,815
721	Woodward Governor Co.	20,599

		297,483

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
3,047	Gerber Scientific, Inc.(a)	26,509
3,866	Mellanox Technologies Ltd. (Israel)(a)	59,150
4,140	Multi-Fineline Electronix, Inc.(a)	88,058
1,706	SYNNEX Corp.(a)	35,502
4,249	Technitrol, Inc.	93,520
8,525	Zygo Corp.(a)	108,608

		411,347

ENERGY EQUIPMENT & SERVICES - 2.2%
1,322	Gulfmark Offshore, Inc.(a)	66,972
161	Lufkin Industries, Inc.	9,203
2,586	Oil States International, Inc.(a)	109,026
7,940	Pioneer Drilling Co.(a)	106,475
4,255	Union Drilling, Inc.(a)	85,185
1,988	Unit Corp.(a)	109,638
333	W-H Energy Services, Inc.(a)	20,936

		507,435

ENGINEERING SERVICES - 0.4%
1,458	VSE Corp.	46,292
5,021	Wonder Auto Technology, Inc.(a)	46,294

		92,586

FARM SUPPLIES - 0.1%
655	UAP Holding Corp.	25,218

FOOD & STAPLES RETAILING - 1.0%
2,150	Big Lots, Inc.(a)	36,228
6,766	Great Atlantic & Pacific Tea Co.(a)	183,223

		219,451

FOOD PRODUCTS - 1.5%
2,142	Cal-Maine Foods, Inc.	73,899
9,898	Darling International, Inc.(a)	137,582
554	Lancaster Colony Corp.	20,570
1,248	M&F Worldwide Corp.(a)	46,214
590	Sanderson Farms, Inc.	20,567
29	Seaboard Corp.	46,110

		344,942

GAS UTILITIES - 1.3%
272	The Laclede Group, Inc.	9,289
4,145	New Jersey Resources Corp.	190,711
376	Piedmont Natural Gas Co.	9,250
269	South Jersey Industries, Inc.	9,192
1,693	TC Pipelines LP	57,850

		276,292

HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
6,761	Conmed Corp.(a)	182,277
1,665	Cutera, Inc.(a)	21,112
4,474	Cyberonics, Inc.(a)	57,715
956	Kensey Nash Corp.(a)	25,955
5,442	Merit Medical Systems, Inc.(a)	86,256
1,027	Steris Corp.	25,285
852	Ventana Medical Systems(a)	76,254
24,642	Vision-Sciences, Inc.(a)	75,897
7,279	Zoll Medical Corp.(a)	181,101

		731,852

HEALTH CARE PROVIDERS & SERVICES - 4.1%
985	Chemed Corp.	46,994
8,509	Gentiva Health Services, Inc.(a)	183,454
10,532	Healthspring, Inc.(a)	184,837
1,439	Lincare Holdings, Inc.(a)	46,767
2,011	Owens & Minor, Inc.	86,413
5,335	Parexel International Corp.(a)	293,158
4,323	Triple-S Management Corp.	87,325

		928,948

HOTELS RESTAURANTS & LEISURE - 1.3%
1,954	Brinker International, Inc.	36,032
1,365	CEC Entertainment, Inc.(a)	36,623
1,121	Choice Hotels International, Inc.	36,376
8,183	Great Wolf Resorts, Inc.(a)	56,217
1,389	Jack in the Box, Inc.(a)	36,489
1,046	Orient-Express Hotels Ltd.	56,662
1,713	Papa John’s International, Inc.(a)	44,795

		303,194

HOUSEHOLD DURABLES - 1.0%
1,325	CSS Industries, Inc.	46,256
1,898	Jarden Corp.(a)	45,723
3,578	Stanley Furniture Co, Inc.	47,086
2,116	Tempur-Pedic International, Inc.	36,861
1,261	Tupperware Corp.	46,001

		221,927

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  20

Evolution Small Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value
INDUSTRIAL CONGLOMERATES - 0.5%
2,064	Walter Industries, Inc.	$112,756

INSURANCE - 0.2%
2,730	Amtrust Financial Services, Inc.	45,591

INTERNET & CATALOG RETAIL - 1.0%
5,166	NutriSystem, Inc.(a)	73,926
3,465	NetFlix, Inc.(a)	109,425
214	Priceline.com, Inc.(a)	24,400
1,349	Shutterfly, Inc.(a)	20,626

		228,377

INTERNET SOFTWARE & SERVICES - 1.2%
600	Bankrate, Inc.(a)	25,356
10,112	CNET Networks, Inc.(a)	73,413
13,684	Interwoven, Inc.(a)	185,418

		284,187

IT SERVICES - 2.2%
3,668	Acxiom Corp.	46,620
3,227	Convergys Corp.(a)	46,598
3,252	CSG Systems International, Inc.(a)	36,910
12,445	Globecomm Systems, Inc.(a)	109,640
4,481	Integral Sys Inc.	109,068
211	Mantech International Corp.(a)	9,301
664	Perot Systems Corp.(a)	9,157
4,586	SRA International, Inc.(a)	110,064
557	SYKES Enterprises, Inc.(a)	9,352
340	Syntel, Inc.	9,258

		495,968

LEISURE EQUIPMENT & PRODUCTS - 0.4%
2,071	Jakks Pacific, Inc.(a)	57,884
1,464	Marvel Entertainment, Inc.(a)	36,820

		94,704

LOAN BROKERS - 0.3%
4,879	Life Partners Holdings, Inc.	73,429

MACHINERY - 2.4%
2,329	American Railcar Industries, Inc.	57,852
2,562	ASV, Inc.(a)	46,090
551	Badger Meter, Inc.	21,032
1,105	Barnes Group, Inc.	25,128
654	CIRCOR International, Inc.	29,790
2,174	LB Foster Co.(a)	92,091
546	Gardner Denver, Inc.(a)	20,153
543	Graham Corp.	20,895
682	Middleby Corp.(a)	46,376
178	Nordson Corp.	9,147
772	Robbins & Myers, Inc.	26,286
2,083	Sun Hydraulics, Inc.	45,263
4,888	Titan Machy, Inc.(a)	88,033
333	Watts Water Technologies, Inc.	9,231

		537,367

MEDIA - 2.1%
15,999	Belo Corp.	188,308
3,441	China Digital TV Holding Co., Ltd. ADR(a)	75,461
882	Lee Enterprises, Inc.	9,093
6,164	Lodgenet Entertainment Corp.(a)	57,387
2,120	Meredith Corp.	91,902
6,616	RH Donnelley Corp.(a)	46,908

		469,059

METALS & MINING - 2.7%
1,214	Alliance Resource Partners LP	46,035
5,299	AMCOL International Corp.	152,717
731	Brush Engineered Materials, Inc.(a)	20,307
1,958	Compass Minerals International, Inc.	111,449
5,797	Horsehead Holdings Corp.(a)	91,013
2,076	Olympic Steel, Inc.	85,739
2,317	Shengda Tech, Inc.(a)	24,514
9,110	USEC, Inc.(a)	58,122
1,472	Worthington Industries, Inc.	25,892

		615,788

OIL & GAS - 2.4%
13,644	Brigham Exploration Co.(a)	106,560
4,760	Callon Petroleum Co.(a)	87,774
560	Comstock Resources, Inc.(a)	20,328
3,616	Energy Partners Ltd.(a)	38,908
3,154	Parallel Petroleum Corp.(a)	58,286
6,941	Petroquest Energy, Inc.(a)	109,390
3,167	W&T Offshore, Inc.	112,365

		533,611

OIL, GAS & CONSUMABLE FUELS - 4.8%
613	Alpha Natural Resources, Inc.(a)	24,851
8,694	Aventine Renewable Energy(a)	55,902
6,731	Buckeye GP Holdings LP	188,805
941	Buckeye Partners LP	46,184
1,945	Calumet Specialty Products	58,681
2,473	Contango Oil & Gas Company(a)	159,014
887	CVR Energy, Inc.(a)	24,925
1,594	DCP Midstream Partners LP	57,798
438	Foundation Coal Holdings, Inc.	25,303
393	General Maritime Corp.	9,251
1,960	Gushan Environmental Energy Ltd. ADR(a)	20,874
3,112	Mariner Energy, Inc.(a)	86,296
2,314	Overseas Shipholding Group, Inc.	145,134
446	Patriot Coal Corp.(a)	23,950
1,598	Petroleum Development Corp.(a)	111,476
3,671	Rex Energy Corp.(a)	57,635

		1,096,079

The accompanying notes are an integral part of these financial statements.

21  EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value
PERSONAL PRODUCTS - 0.4%
725	NBTY, Inc.(a)	$20,706
2,376	USANA Health Sciences, Inc.(a)	74,084

		94,790

PHARMACEUTICALS - 0.8%
2,030	American Oriental Bioengineering, Inc.(a)	20,259
768	Auxilium Pharmaceuticals, Inc.(a)	24,607
5,676	Medicines Co.(a)	109,320
990	Sciele Pharma, Inc.(a)	20,493

		174,679

REAL ESTATE - 0.6%
1,461	Capstead Mortgage Corp.	25,158
1,085	Eastgroup Properties	46,037
1,605	Tejon Ranch Co.(a)	56,817

		128,012

ROAD & RAIL - 0.4%
763	Arkansas Best Corp.	20,380
1,184	Genesee & Wyoming, Inc.(a)	36,704
664	Heartland Express, Inc.	9,283
333	Old Dominion Freight Line, Inc.(a)	9,074
519	Werner Enterprises, Inc.	9,233

		84,674

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.3%
6,864	Cohu, Inc.	107,353
1,305	Cymer, Inc.(a)	36,971
4,628	Exar Corp.(a)	36,376
4,341	Integrated Device Technology, Inc.(a)	36,421
18,315	Integrated Silicon Solutions, Inc.(a)	109,340
3,639	Intevac, Inc.(a)	46,725
5,413	MKS Instruments, Inc.(a)	108,747
1,266	Omnivision Technologies, Inc.(a)	20,079
1,474	Silicon Laboratories, Inc.(a)	45,620
4,580	Techwell, Inc.(a)	45,708
11,776	Triquint Semiconductor, Inc.(a)	55,583
7,911	Zoran Corp.(a)	108,618

		757,541

SOFTWARE - 4.1%
5,206	Commvault Systems, Inc.(a)	72,884
5,071	Informatica Corp.(a)	88,540
3,188	Interactive Intelligence, Inc.(a)	45,461
3,736	InterVoice, Inc.(a)	26,413
391	Jack Henry & Associates, Inc.	9,200
6,411	JDA Software Group, Inc.(a)	109,436
14,271	Lawson Software Inc.(a)	111,314
1,244	MicroStrategy, Inc.(a)	82,751
318	Net 1 UEPS Technologies, Inc.(a)	9,254
43,240	OpenTV Corp.(a)	57,942
5,425	SPSS, Inc.(a)	206,313
9,104	VanceInfo Technologies, Inc. ADR(a)	73,924
4,120	VASCO Data Security International, Inc.(a)	45,567

		938,999

SPECIALTY RETAIL - 1.8%
1,278	Barnes & Noble, Inc.	35,937
6,492	Charming Shoppes(a)	35,771
2,397	Christopher & Banks Corp.	25,888
5,680	Haverty Furniture Companies, Inc.	55,778
10,415	Rent-A-Center, Inc.(a)	178,617
1,526	Stein Mart, Inc.	9,019
1,244	Tween Brands, Inc.(a)	36,822
1,014	Volcom, Inc.(a)	20,047

		397,879

TEXTILES, APPAREL & LUXURY GOODS - 0.7%
2,596	Fuqi International, Inc.(a)	20,015
638	K-Swiss, Inc.	9,257
2,141	Steven Madden Ltd.(a)	36,055
1,726	Timberland Co.(a)	25,925
1,870	Warnaco Group, Inc.(a)	70,237

		161,489

TRADING COMPANIES & DISTRIBUTORS - 0.3%
2,393	Applied Industrial Technologies, Inc.	66,143

	TOTAL COMMON STOCKS (Cost $16,550,013)	$16,442,632

INVESTMENT COMPANIES - 17.8%
1,973	iShares S&P SmallCap 600 Growth Index Fund	244,356
4,587	Permian Basin Royalty Trust	87,336
2,252	San Juan Basin Royalty Trust	86,815
59,681	Wisdomtree Trust	3,622,637

	TOTAL INVESTMENT COMPANIES (Cost $3,998,729)	$4,041,144

WARRANTS - 0.0%
	Pegasus Wireless Warrants
3,847	Expiration: March, 2009, Excercise Price: $8.00	0

	TOTAL WARRANTS (Cost $0)	$0

Principal
Amount

SHORT TERM INVESTMENTS - 10.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
$2,100,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$2,099,790

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  22

Evolution Small Cap Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

MONEY MARKET FUNDS - 1.4%
319,353	Fidelity Institutional Money Market Portfolio	$319,353

	TOTAL SHORT TERM INVESTMENTS (Cost $2,419,143)	$2,419,143

	TOTAL INVESTMENTS (Cost $22,967,885) - 101.0%	$22,902,919
	Liabilities in Excess of Other Assets - (1.0)%	(229,617)

	TOTAL NET ASSETS - 100.0%	$22,673,302

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non Income Producing

Evolution Small Cap Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Shares		Appreciation

67	Russell 2000 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $4,598,210)	$123,652

The accompanying notes are an integral part of these financial statements.

23  EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 19.4%
CAPITAL MARKETS - 5.1%
13,253	Allied Capital Corp.	$299,385
7,989	American Capital Strategies Ltd.	289,921
18,921	Apollo Investment Corp.	293,276
24,107	MCG Capital Corp.	289,284
3,725	Merrill Lynch & Co., Inc.	184,611
18,567	Prospect Capital Corp.	279,433

		1,635,910

CHEMICALS - 0.6%
831	E.I. du Pont de Nemours & Co.	38,575
2,933	Olin Corp.	56,372
706	Praxair, Inc.	56,678
1,067	Rohm & Haas Co.	57,202

		208,827

COMMERCIAL SERVICES & SUPPLIES - 0.5%
3,690	CDI Corp.	83,947
3,800	Healthcare Services Group, Inc.	75,164

		159,111

DIVERSIFIED FINANCIAL SERVICES - 1.6%
22,990	Ares Capital Corp.	294,732
10,219	Financial Federal Corp.	220,219

		514,951

ELECTRIC UTILITIES - 0.1%
1,045	Black Hills Corp.	37,369

ELECTRICAL EQUIPMENT - 0.2%
7,024	Methode Electronics, Inc.	74,806

FOOD PRODUCTS - 0.3%
1,723	General Mills, Inc.	96,471

HOUSEHOLD DURABLES - 0.2%
817	Fortune Brands, Inc.	53,089

HOUSEHOLD PRODUCTS - 0.9%
4,515	The Procter & Gamble Co.	298,803

INDUSTRIAL CONGLOMERATES - 0.3%
1,232	3M Co.	96,589

INSURANCE - 1.7%
1,681	Commerce Group, Inc.	60,919
609	Everest Re Group Ltd.	59,000
3,361	Horace Mann Educators Corp.	58,414
4,344	MBIA, Inc.	56,342
2,061	Safety Insurance Group, Inc.	76,443
1,508	XL Capital Ltd.	54,378
5,749	Zenith National Insurance Corp.	195,926

		561,422

INTERNET SOFTWARE & SERVICES - 0.7%
22,050	United Online, Inc.	220,059

MACHINERY - 0.2%
1,167	Illinois Tool Works, Inc.	57,265

MEDIA - 0.5%
5,069	Gannett Co., Inc.	152,830

METALS & MINING - 0.8%
964	Freeport-McMoRan Copper & Gold, Inc.	97,229
2,442	Nucor Corp.	157,680

		254,909

MULTI-UTILITIES & UNREGULATED POWER - 0.1%
1,466	Energy East Corp.	39,069

OIL, GAS & CONSUMABLE FUELS - 0.8%
447	Chevron Corp.	38,737
721	ConocoPhillips	59,634
1,848	Marathon Oil Corp.	98,239
770	Occidental Petroleum Corp.	59,575

		256,185

PAPER & FOREST PRODUCTS - 0.3%
3,036	International Paper Co.	96,241

PERSONAL PRODUCTS - 1.6%
68,118	Mannatech, Inc.	529,958

PHARMACEUTICALS - 0.5%
1,566	Johnson & Johnson	97,029
1,377	Wyeth	60,065

		157,094

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.6%
6,124	Microchip Technology, Inc.	188,497

SPECIALTY RETAIL - 0.7%
4,712	The Cato Corp.	73,790
2,932	The Sherwin-Williams Co.	151,819

		225,609

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
7,667	Wolverine World Wide, Inc.	203,175

TOBACCO - 0.5%
2,499	Reynolds American, Inc.	159,236

	TOTAL COMMON STOCKS (Cost $6,321,025)	$6,277,475

INVESTMENT COMPANIES - 80.4%
30,947	CurrencyShares Euro Trust	$4,712,919
32,000	iShares Goldman Sachs Natural Resources Index Fund	4,230,720
14,506	iShares iBOXX $ Investment Grade Bond Fund	1,540,682
38,050	iShares Lehman 1-3 Year Treasury Bond Fund	3,203,430
38,700	iShares Lehman 7-10 Year Treasury Bond Fund	3,512,799
7,053	iShares Lehman Short Treasury Bond Fund	777,805
20,200	iShares Lehman Treasury Inflation Protected Securities Fund	2,233,514
29,489	PowerShares Financial Preferred Fund	657,310
75,913	SPDR Lehman International Treasury Bond Fund	4,288,325

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  24

Evolution Total Return Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

10,545	Vanguard Total Bond Market Fund	$823,775

	TOTAL INVESTMENT COMPANIES (Cost $24,783,773)	$25,981,279

SHORT TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
134,130	Fidelity Institutional Money Market Portfolio	$134,130
	TOTAL SHORT TERM INVESTMENTS (Cost $134,130)	$134,130

	TOTAL INVESTMENTS (Cost $31,238,928) - 100.2%	$32,392,884
	Liabilities in Excess of Other Assets - (0.2)%	(59,487)

	TOTAL NET ASSETS - 100.0%	$32,333,397

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

25  EVOLUTION MANAGED FUNDS

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$32,226,418	$45,620,746
Cash	—	—
Receivable for Fund shares sold	5,538	161,861
Receivable for investments sold	874,331	23,447,829
Deposit at broker for shorts	—	852,800
Variation margin receivable	—	239,440
Dividends and interest receivable	3,539	41,057
Other assets	11,996	13,861

Total Assets	33,121,822	70,377,594

Liabilities:
Payable for investments purchased	927,688	24,950,776
Payable for Fund shares redeemed	66,902	31,194
Payable to Custodian	—	4,643
Accrued advisory expense	15,380	47,689
Accrued distribution expense	8,300	13,029
Accrued expenses and other liabilities	44,311	85,198

Total Liabilities	1,062,581	25,132,529

Net Assets	$32,059,241	$45,245,065

Net Assets Consist Of:
Capital stock	$35,431,163	$53,075,235
Accumulated undistributed net investment income (loss)	25,846	(76,751)
Accumulated undistributed net realized gain (loss)	(4,475,647)	(7,461,949)
Net unrealized appreciation (depreciation) on:
Investments	1,077,879	(507,489)
Futures	—	216,019

Total Net Assets	$32,059,241	$45,245,065

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$32,059,241	$45,245,065
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,901,736	2,349,459
Net asset value, redemption price and offering price per share	$16.86	$19.26

Cost of Investments	$31,148,539	$46,128,235

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  26

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Assets:
Investments, at market value (Note 2)	$42,238,412	$22,902,919	$32,392,884
Cash	—	91,041	—
Deposits for Futures	414,000	281,400	—
Variation margin receivable	200,100	115,240	—
Receivable for Fund shares sold	210,436	77,752	2,666
Receivable for investments sold	19,747,146	9,044,468	2,597,141
Dividends and interest receivable	53,134	18,836	4,274
Other assets	15,726	12,509	14,854

Total Assets	62,878,954	32,544,165	35,011,819

Liabilities:
Payable for investments purchased	19,874,604	9,802,934	2,514,202
Payable for Fund shares redeemed	36,443	19,920	75,379
Payable to Custodian	30,317	—	—
Accrued distribution expenses	10,137	5,371	7,761
Accrued advisory expense	30,214	13,310	25,800
Accrued expenses and other liabilities	41,476	29,328	55,280

Total Liabilities	20,023,191	9,870,863	2,678,422

Net Assets	$42,855,763	$22,673,302	$32,333,397

Net Assets Consist Of:
Capital stock	$47,313,500	$28,205,509	$35,154,989
Accumulated undistributed net investment income (loss)	(27,832)	32,879	493,328
Accumulated undistributed net realized gain (loss)	(4,588,754)	(5,623,772)	(4,468,876)
Net unrealized appreciation (depreciation) on:
Investments	(76,826)	(64,966)	1,153,956
Futures	235,675	123,652	—

Total Net Assets	$42,855,763	$22,673,302	$32,333,397

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$42,855,763	$22,673,302	$32,333,397
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,305,322	1,334,623	1,673,354
Net asset value, redemption price and offering price per share	$18.59	$16.99	$19.32

Cost of Investments	$42,315,238	$22,967,885	$31,238,928

The accompanying notes are an integral part of these financial statements.

27  EVOLUTION MANAGED FUNDS

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $2,626, respectively)	$937,560	$271,387
Interest income	115,429	155,321

Total investment income	1,052,989	426,708

Expenses:
Investment advisory fees	184,707	287,691
Distribution expenses	46,177	71,923
Administration fees	7,672	14,287
Shareholder servicing fees	44,284	71,529
Fund accounting fees	14,345	31,999
Custody fees	4,840	8,046
Federal and state registration	9,781	9,255
Professional fees	20,403	23,840
Reports to shareholders	5,428	7,806
Trustees’ fees and expenses	1,681	2,862
Other	5,239	9,352

Total expenses before reimbursement	344,557	538,590
Less: Reimbursement of expenses from Adviser	(21,319)	(35,131)

Total expenses	323,238	503,459

Net investment income (loss)	729,751	(76,751)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(319,753)	(1,426,006)
Swaps	6,741	—
Futures	—	(337,757)

	(313,012)	(1,763,763)
Capital gain distributions from regulated investment companies	5,575	—

Change in unrealized appreciation (depreciation) on:
Investments	746,009	(1,708,218)
Futures	—	216,019

	746,009	(1,492,199)

Net realized and unrealized gain (loss) on investments	438,572	(3,255,962)

Net increase (decrease) in net assets resulting from operations	$1,168,323	$(3,332,713)

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  28

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $3,001, $18, and $0, respectively)	$306,708	$239,250	$839,468
Interest income	158,628	170,449	16,639

Total investment income	465,336	409,699	856,107

Expenses:
Investment advisory fees	281,836	141,315	199,218
Distribution expenses	70,459	35,329	49,805
Administration fees	14,560	9,282	9,061
Shareholder servicing fees	61,203	31,753	46,853
Fund accounting fees	29,666	18,564	16,836
Custody fees	6,006	4,368	5,307
Federal and state registration	8,190	7,462	6,928
Professional fees	17,426	10,654	27,548
Reports to shareholders	3,276	3,276	8,485
Trustees’ fees and expenses	1,820	1,456	2,196
Other	8,372	4,913	6,426

Total expenses before reimbursement/recoupment	502,814	268,372	378,663
Less: Reimbursement of expenses from Adviser	(9,601)	(21,071)	(30,031)

Total expenses	493,213	247,301	348,632

Net investment income (loss)	(27,877)	162,398	507,475

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(894,320)	(3,522,431)	(1,432,247)
Futures	(396,071)	860,232	460,951

	(1,290,391)	(2,662,199)	(971,296)
Change in unrealized appreciation (depreciation) on:
Investments	(1,641,806)	(152,244)	(273,707)
Futures	235,675	123,652	(206,193)

	(1,406,131)	(28,592)	(479,900)
Net realized and unrealized gain (loss) on investments	(2,696,522)	(2,690,791)	(1,451,196)

Net increase (decrease) in net assets resulting from operations	$(2,724,399)	$(2,528,393)	$(943,721)

The accompanying notes are an integral part of these financial statements.

29  EVOLUTION MANAGED FUNDS

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$729,751	$1,731,589	$(76,751)	$110,535
Net realized gain (loss) on investments	(313,012)	(881,344)	(1,763,763)	17,238,500
Capital gain distributions from regulated investment companies	5,575	—	—	—
Change in net unrealized appreciation (depreciation) on investments	746,009	(475,647)	(1,492,199)	(2,923,576)

Net increase (decrease) in net assets resulting from operations	1,168,323	374,598	(3,332,713)	14,425,459

Distributions to shareholders - Investor Class:
Net investment income	(1,154,223)	(2,021,087)	—	(905,687)
Net realized gains	—	—	(8,731,487)	(4,468,840)

Total distributions	(1,154,223)	(2,021,087)	(8,731,487)	(5,374,527)

Capital share transactions - Investor Class:
Proceeds from shares sold	7,038,629	23,813,199	10,047,754	38,460,873
Proceeds from shares issued to holders in reinvestment of distributions	1,154,223	2,021,087	8,731,487	5,374,527
Cost of shares redeemed	(15,883,250)	(31,384,447)	(25,717,357)	(101,360,166)

Net increase (decrease) in net assets resulting from capital share transactions	(7,690,398)	(5,550,161)	(6,938,116)	(57,524,766)

Total increase (decrease) in net assets	(7,676,298)	(7,196,650)	(19,002,316)	(48,473,834)

Net assets:
Beginning of period/year	39,735,539	46,932,189	64,247,381	112,721,215

End of period/year	$32,059,241	$39,735,539	45,245,065	$64,247,381

Accumulated undistributed net investment income (loss), end of period/year	$25,846	$450,318	$(76,751)	$—

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  30

Statements of Changes in Net Assets

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$(27,877)	$185,402	$162,398	$(64,128)	$507,475	$941,393
Net realized gain (loss) on investments sold, swaps, futures and short positions	(1,290,391)	7,659,144	(2,662,199)	3,920,362	(971,296)	1,379,173
Net unrealized appreciation (depreciation) on investments	(1,406,131)	(310,273)	(28,592)	(1,571,206)	(479,900)	(1,046,174)

Net increase (decrease) in net assets resulting from operations	(2,724,399)	7,534,273	(2,528,393)	2,285,028	(943,721)	1,274,392

Distributions to shareholders - Investor Class:
Net investment income	(57,776)	(388,086)	(129,519)	(112,647)	(121,868)	(986,684)
Net realized gains	(5,362,629)	—	—	—	(1,223,071)	(458,981)

Total distributions	(5,420,405)	(388,086)	(129,519)	(112,647)	(1,344,939)	(1,445,665)

Capital share transactions - Investor Class:
Proceeds from shares sold	8,591,150	46,820,480	6,185,747	25,741,194	5,361,056	38,881,871
Proceeds from shares issued to holders in reinvestment of distributions	5,420,405	388,086	129,519	112,647	1,344,939	1,445,665
Cost of shares redeemed	(29,580,832)	(41,983,088)	(12,620,959)	(50,184,260)	(18,198,912)	(52,560,270)

Net increase (decrease) in net assets resulting from capital share transactions	(15,569,277)	5,225,478	(6,305,693)	(24,330,419)	(11,492,917)	(12,232,734)

Total increase (decrease) in net assets	(23,714,081)	12,371,665	(8,963,605)	(22,158,038)	(13,781,577)	(12,404,007)

Net assets:
Beginning of period/year	66,569,844	54,198,179	31,636,907	53,794,945	46,114,974	58,518,981

End of period/year	$42,855,763	$66,569,844	$22,673,302	$31,636,907	$32,333,397	$46,114,974

Accumulated undistributed net investment income (loss), end of period/year	$(27,833)	$57,821	$32,879	$—	$493,328	$107,721

The accompanying notes are an integral part of these financial statements.

31  EVOLUTION MANAGED FUNDS

Financial Highlights

	Evolution Managed Bond Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	April 1, 2004[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period/year	$16.83	$17.45	$18.20	$18.73	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.33	0.64 [6]	0.46 [6]	0.86 [6]	0.21
Net realized and unrealized gain (loss) on investments	0.21	(0.51)	(0.70)	(0.41)	(1.48)

Total from investment operations	0.54	0.13	(0.24)	0.45	(1.27)

Less distributions:
Dividends from net investment income	(0.51)	(0.75)	(0.51)	(0.98)	—
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.51)	(0.75)	(0.51)	(0.98)	—

Net asset value, end of period/year	$16.86	$16.83	$17.45	$18.20	$18.73

Total return[9]	3.30%[2]	0.76%	(1.26)%	2.41%	(6.35%)[2]
Supplemental data and ratios:
Net assets, end of period/year	$32,059,241	$39,735,539	$46,932,189	$14,642,348	$15,964,859
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment[3]	1.87%	1.75%	1.81%	2.09%	2.19%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.79%[8]	2.00%	2.00%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment[3]	—	—	1.86%	2.12%	2.46%
After expense reimbursement/recoupment[3]	—	—	1.84%	2.03%	2.27%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment[3]	3.84%	3.70%	2.68%	4.54%	2.49%
After expense reimbursement/recoupment[3]	3.96%[7]	3.70%[7]	2.70%[7]	4.63%[7]	2.68%[7]
Portfolio turnover rate[5]	312%[2]	914%	1,156%	941%	536%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	Net investment income (loss) before dividends on short positions for the period ended February 29, 2008, the years ended August 31, 2007, August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were $0.33, $0.64, $0.47, $0.86 and $0.23, respectively.

[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended February 29, 2008, the years ended August 31, 2007, August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were 3.96%, 3.70%, 2.75%, 4.66% and 2.95%, respectively.

[8]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00%.

[9]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  32

Financial Highlights

	Evolution All-Cap Equity Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	Year Ended	Year Ended	April 1, 2004[1] to
	(Unaudited)	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period/year	$24.31	$22.75	$21.24	$17.55	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.03)	0.03	0.20	(0.23)	(0.09)
Net realized and unrealized gain (loss) on investments[6]	(1.28)	2.67	2.03	3.92	(2.36)

Total from investment operations	(1.31)	2.70	2.23	3.69	(2.45)

Less distributions:
Dividends from net investment income	—	(0.19)	—	—	—
Distributions from realized gains	(3.74)	(0.95)	(0.72)	—	—

Total distributions	(3.74)	(1.14)	(0.72)	—	—

Net asset value, end of period/year	$19.26	$24.31	$22.75	$21.24	$17.55

Total return[6]	(6.33%)[2]	12.03%	10.61%	21.03%	(12.25%)[2]
Supplemental data and ratios:
Net assets, end of period/year	$45,245,065	$64,247,381	$112,721,215	$20,183,64[7]	$12,808,094
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment[3]	1.88%	1.69%	1.67%	1.97%	2.34%
After expense reimbursement/recoupment[3]	1.75%	1.69%	1.69%[7]	2.00%	2.00%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment[3]	(0.39)%	0.10%	0.90%	(1.11)%	(1.55)%
After expense reimbursement/recoupment[3]	(0.26)%	0.10%	0.88%	(1.14)%	(1.21)%
Portfolio turnover rate[5]	676%[2]	885%	1,119%	1,374%	558%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[7]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00%.

The accompanying notes are an integral part of these financial statements.

33  EVOLUTION MANAGED FUNDS

Financial Highlights

	Evolution Large Cap Fund			Evolution Small Cap Fund
	Investor Class			Investor Class
	Six Months Ended			Six Months Ended		January 27,
	February 29, 2008	Year Ended	January 31, 2006[1]	February 29, 2008	Year Ended	2006[1]
	(Unaudited)	August 31, 2007	to August 31, 2006	(Unaudited)	August 31, 2007	to August 31, 2006

Per share data:
Net asset value, beginning of period/year	$22.16	$19.48	$20.00	$18.80	$18.12	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.01)	0.07	0.14	0.11	(0.03)	0.06
Net realized and unrealized gain (loss) on investments[6]	(1.29)	2.75	(0.66)	(1.83)	0.78	(1.94)

Total from investment operations	(1.30)	2.82	(0.52)	(1.72)	0.75	(1.88)

Less distributions:
Dividends from net investment income	(0.02)	(0.14)	—	(0.09)	(0.07)	—
Distributions from realized gains	(2.25)	—	—	—	—	—

Total distributions	(2.27)	(0.14)	—	(0.09)	(0.07)	—

Net asset value, end of period/year	$18.59	$22.16	$19.48	$16.99	$18.80	$18.12

Total return[7]	(6.78%)[2]	14.47%	(2.60%)[2]	(9.21%)[2]	4.06%	(9.40%)[2]
Supplemental data and ratios:
Net assets, end of period/year	$42,855,763	$66,569,844	$54,198,179	$22,673,302	$31,636,907	$53,794,945
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment[3]	1.79%	1.74%	1.84%	1.90%	1.85%	1.84%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment[3]	(0.13)%	0.32%	1.09%	1.00%	(0.27)%	0.41%
After expense reimbursement/recoupment[3]	(0.09)%	0.31%	1.18%	1.15%	(0.17)%	0.50%
Portfolio turnover rate[5]	557%[2]	857%	574%[2]	629%[2]	886%	864%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

EVOLUTION MANAGED FUNDS  34

Financial Highlights

	Evolution Total Return Fund
	Investor Class
	Six Months Ended
	February 29, 2008	Year Ended	January 26, 2006[1]
	(Unaudited)	August 31, 2007	to August 31, 2006

Per share data:
Net asset value, beginning of period/year	$20.48	$20.65	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.25	0.32	0.22
Net realized and unrealized gain (loss) on investments[6]	(0.71)	(0.03)	0.49

Total from investment operations	(0.46)	0.29	0.71

Less distributions:
Dividends from net investment income	(0.06)	(0.32)	(0.06)
Distributions from realized gains	(0.64)	(0.14)	—

Total distributions	(0.70)	(0.46)	(0.06)

Net asset value, end of period/year	$19.32	$20.48	$20.65

Total return[7]	(2.22%)[2]	1.35%	3.57%[2]
Supplemental data and ratios:
Net assets, end of period/year	$32,333,397	$46,114,974	$58,518,981
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment[3]	1.91%	1.72%	1.82%
After expense reimbursement/recoupment[3]	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment[3]	2.40%	1.49%	1.81%
After expense reimbursement/recoupment[3]	2.56%	1.46%	1.88%
Portfolio turnover rate[5]	369%[2]	824%	642%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

35  EVOLUTION MANAGED FUNDS

Evolution Funds
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2008 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 40 series in operation of which five are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Large Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Small Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Total Return Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, “income generating securities”) or indirectly through securities that invest in or are a derivative of income generating securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

EVOLUTION MANAGED FUNDS  36

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. The Funds were not invested in swap contracts at February 29, 2008.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 29, 2008.

e) Stock Index Futures Contracts and Options on Futures Contracts  – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market

37  EVOLUTION MANAGED FUNDS

price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts at February 29, 2008.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses — Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Investor Class during the period ended February 29, 2008 and the year ended August 31, 2007 were as follows:

	Evolution		Evolution
	Managed Bond Fund		All-Cap Equity Fund
	Six Months		Six Months
	Ended		Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$1,154,223	$2,021,087	—	$5,049,793
Long-term capital gain	—	—	8,731,487	324,734

Total distributions paid	$1,154,223	$2,021,087	$8,731,487	$5,374,527

EVOLUTION MANAGED FUNDS  38

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Six Months		Six Months		Six Months
	Ended		Ended	Year	Ended	Year
	February 29,	Year Ended	February 29,	Ended	February 29,	Ended
	2008	August 31,	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$57,776	$388,086	$129,519	$112,647	$121,868	$1,430,069
Long-term capital gain	5,362,629	—	—	—	1,223,071	15,596

Total distributions paid	$5,420,405	$388,086	$129,519	$112,647	$1,344,939	$1,445,665

As of August 31, 2007, the components of distributable earnings of the Funds were as follows:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large	Small	Total
	Bond	Equity	Cap	Cap	Return
	Fund	Fund	Fund	Fund	Fund
Net unrealized appreciation/(depreciation)	$(63,546)	$(1,316,058)	$(1,598,305)	$(767,554)	$(134,685)

Undistributed ordinary income/(loss)	450,175	8,730,296	4,913,460	—	895,612
Undistributed long-term gain/(loss)	—	1,145	506,890	—	4,960

Distributable earnings	450,175	8,731,441	5,420,350	—	900,572
Other Accumulated gain/(loss)	(3,772,651)	(3,181,353)	(134,978)	(2,106,741)	(1,298,819)

Total Accumulated gain/(loss)	$(3,386,022)	$4,234,030	$3,687,067	$(2,874,295)	$(532,932)

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the period ended February 29, 2008 and the year ended August 31, 2007 were as follows:

	Evolution		Evolution
	Managed Bond Fund		All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	419,015	1,382,462	431,873	1,592,769
Shares issued in reinvestment of distributions	69,668	118,786	417,176	225,064
Shares redeemed	(947,764)	(1,829,787)	(1,141,897)	(4,129,855)

Net increase (decrease) from capital share transactions	(459,081)	(328,539)	(292,848)	(2,312,022)

39  EVOLUTION MANAGED FUNDS

	Evolution		Evolution
	Large Cap Fund		Small Cap Fund
	Six Months Ended		Six Months Ended
	February 29,	Year Ended	February 29,	Year Ended
	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	401,776	2,139,229	338,379	1,302,592
Shares issued in reinvestment of distributions	262,999	18,631	7,085	5,675
Shares redeemed	(1,363,256)	(1,935,706)	(693,548)	(2,593,764)

Net increase (decrease) from capital share transactions	(698,481)	222,154	(348,084)	(1,285,497)

	Evolution Total Return Fund
	Six Months Ended
	February 29,	Year Ended
	2008	August 31,
	(Unaudited)	2007

Shares sold	267,117	1,813,285
Shares issued in reinvestment of distributions	69,542	67,180
Shares redeemed	(914,763)	(2,463,200)

Net increase (decrease) from capital share transactions	(578,104)	(582,735)

4.	INVESTMENT TRANSACTIONS

During the period ended February 29, 2008, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Purchases	Sales

Evolution Managed Bond Fund	$111,156,515	$90,061,711
Evolution All-Cap Equity Fund	344,749,410	342,907,409
Evolution Large Cap Fund	274,888,708	283,407,181
Evolution Small Cap Fund	149,141,077	139,012,168
Evolution Total Return Fund	146,043,435	158,849,579

There were no purchases or sales of long-term U.S. Government securities during the period ended February 29, 2008.

The cost basis of investments for federal tax purposes as of February 29, 2008 were as follows:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large	Small	Total
	Bond Fund	Equity Fund	Cap Fund	Cap Fund	Return Fund

Cost basis of investments for federal income tax purposes	$31,543,955	$48,645,022	$45,478,523	$23,822,717	$32,801,276
Unrealized Appreciation	1,153,279	1,582,325	1,655,401	783,308	1,351,919
Unrealized Depreciation	(470,816)	(4,606,601)	(4,895,512)	(1,703,106)	(1,760,311)

Net unrealized appreciation/(depreciation)	$682,463	$(3,024,276)	$(3,240,111)	$(919,798)	$(408,392)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

EVOLUTION MANAGED FUNDS  40

At February 29, 2008, the following funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund	$935,387
Evolution All-Cap Equity Fund	2,837,908
Evolution Large Cap Fund	—
Evolution Small Cap Fund	53,842
Evolution Total Return Fund	1,089,973

At February 29, 2008, the following Funds had capital loss carryovers on a tax basis of:

	Capital Loss Expiring
	8/31/2013	8/31/2014	8/31/2015

Evolution Managed Bond Fund	1,238,378	598,309	586,831
Evolution All-Cap Equity Fund	—	—	—
Evolution Large Cap Fund	—	—	—
Evolution Small Cap Fund	—	—	1,584,103
Evolution Total Return Fund	—	—	—

These amounts may be used to offset future capital gains.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the period ended February 29, 2008, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 29, 2008, the Adviser paid or recouped the following expenses:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large Cap	Small Cap	Total
	Bond Fund	Equity Fund	Fund	Fund	Return Fund

Annual Adviser rate	1.00%	1.00%	1.00%	1.00%	1.00%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2008	$21,319	$35,131	$9,601	$21,071	$30,031
Voluntary waiver - 2008	$—	$—	$—	$—	$—
Adviser expense waiver recovery - 2008	$—	$—	$—	$—	$—

Expenses subject to potential recovery expiring in:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large Cap	Small Cap	Total
	Bond Fund	Equity Fund	Fund	Fund	Return Fund

2008	$12,784	$—	$—	$—	$—
2009	$7,084	$—	$14,625	$21,360	$31
2010	$1,093	$—	$—	$36,463	$—
2011	$21,319	$35,131	$9,601	$21,071	$30,031

Total	$42,280	$35,131	$24,226	$78,894	$30,062

Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a

41  EVOLUTION MANAGED FUNDS

continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 29, 2008. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2008, open Federal and state income tax years include the tax years ended August 31, 2004 through August 31, 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in twelve months.

7.	NEW ACCOUNTING PRONOUCEMENT

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

EVOLUTION MANAGED FUNDS  42

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the HCM Freedom Fund (the “Fund”) covers the period from September 1, 2007 to February 29, 2008 (the “Semi-Annual Period”). Horizon Capital Management, Inc. (“HCM”), serves as the sub-advisor to the Fund.

For the Semi-Annual Period, the Fund, which seeks long term capital appreciation with lower volatility than the overall market, returned 2.52% on a total return basis.

During the Semi-Annual Period, the DJ Industrial Average Index returned -7.04%, the S&P 500 Index returned -8.79% and the Nasdaq-100 Index returned -12.01%. Emerging Markets outpaced domestic returns, with the MSCI Emerging Markets Index rising 8.15% and the 10 Year Treasury Note rising 8.80%, on a price performance basis, for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by rising energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, a weakening U.S. dollar and fears of a U.S. recession. The Federal Reserve Board responded with five reductions in its target for the Federal Funds Rate, resulting in a target rate of 3% at the end of the Semi-Annual Period, its’ lowest level since June 2005.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.45%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2008

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

PSI Calendar Effects Fund

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the PSI Funds covers the period September 1, 2007 to February, 29, 2008, (the “Semi-Annual Period”). This Report covers the PSI Calendar Effects Fund (the ”Calendar Effects Fund”), the PSI Macro Trends Fund (the ”Macro Trends Fund”), the PSI Core Strength Fund (the “Core Strength Fund”) and the PSI Total Return Fund (the “Total Return Fund”). Portfolio Strategies Investment Managers, (the “Sub-Advisor”), serves as the sub-advisor to the PSI Funds.

During the Semi-Annual Period, the DJ Industrial Average Index returned -7.04%, the S&P 500 Index returned -8.79% and the Nasdaq-100 Index returned -12.01%. Emerging Markets outpaced domestic returns, with the MSCI Emerging Markets Index rising 8.15% and the Lehman U.S. Aggregate Bond Index gaining 5.70%.

The overall returns for the Semi-Annual Period were impacted by rising energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, a weakening U.S. dollar and fears of a U.S. recession. The Federal Reserve Board responded with five reductions in its target for the Federal Funds Rate, resulting in a target rate of 3% at the end of the Semi-Annual Period, its’ lowest level since June 2005.

The Calendar Effects Fund seeks to achieve returns that equal or exceed the broad market as measured by the S&P 500 Index over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. The Calendar Effects Fund returned -10.26%, on a total return basis, during the Semi-Annual Period.

The Core Strength Fund seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The Core Strength Fund returned -5.61%, on a total return basis, during the Semi-Annual Period.

The Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The Macro Trends Fund returned -7.06%, on a total return basis, during the Semi-Annual Period.

The Total Return Fund seeks income plus capital appreciation. The Total Return Fund returned 4.78%, on a total return basis, during the Semi-Annual Period.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

David Jajewski	Daniel O’Neill
Portfolio Strategies, Inc.	Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Calendar Effects Fund, the Macro Trend Fund, the Core Strength Fund and the Total Return Fund is 2.00%, 1.98%, 2.00%, 1.98%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2008

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual Report for the Spectrum Funds covers the period from September 1, 2007 to February 29, 2008 (the “Semi-Annual Period”). This Report covers the Spectrum Global Perspective Fund (the ”Global Fund”), the Spectrum Equity Opportunity Fund (the ”Equity Fund”) and the Spectrum Select Alternative Fund, (the ”Select Alternative Fund”). Hundredfold Advisors, LLC (the “Sub-Advisor”), serves as the sub-advisor to the Spectrum Funds.

During the Semi-Annual Period, the DJ Industrial Average Index returned −7.04%, the S&P 500 Index returned −8.79% and the Nasdaq-100 Index returned −12.01%. Emerging Markets outpaced domestic returns, with the MSCI Emerging Markets Index rising 8.15% and the Lehman U.S. Aggregate Bond Index gaining 5.70% for the Semi-Annual Period.

The overall returns for the Semi-Annual Period were impacted by rising energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, a weakening U.S. dollar and fears of a U.S. recession. The Federal Reserve Board responded with five reductions in its target for the Federal Funds Rate, resulting in a target rate of 3% at the end of the Semi-Annual Period, its’ lowest level since June 2005.

The Global Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Fund returned −3.03%, on a total return basis, during the Semi-Annual Period, compared to −8.79% for the S&P 500 Index.

The Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Fund returned −6.48%, on a total return basis, during the Semi-Annual Period, compared to −8.79% for the S&P 500 Index.

The Select Alternative Fund seeks a moderate total rate of return, including income and capital appreciation on an annual basis. The Select Alternative Fund returned −3.18%, on a total return basis, during the Semi-Annual Period, compared to −8.79% for the S&P 500 Index and 5.70% for the Lehman U.S. Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund and the Spectrum Select Alternative Fund is 2.37%, 2.60%, 2.55%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 29, 2008

HCM Freedom Fund

Expense Example	2

Allocation of Portfolio Holdings	3

Schedule of Investments	4

Financials	5

Financial Highlights	8

PSI Funds

Expense Example	9

Allocation of Portfolio Holdings	11

Schedule of Investments	13

Financials	17

Financial Highlights	22

Spectrum Funds

Expense Example	26

Allocation of Portfolio Holdings	28

Schedule of Investments	30

Financials	34

Financial Highlights	37

Notes to Financial Statements	40

THIS PAGE INTENTIONALLY LEFT BLANK

HCM Freedom Fund
Expense Example (Unaudited)
February 29, 2008

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 - February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	HCM Freedom Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,025.20	$12.34
Hypothetical (5% return before expenses)	1,000.00	1,012.68	12.26

*	Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  2

HCM Freedom Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

3  DIREXION SEMI-ANNUAL REPORT

HCM Freedom Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Face
Amount		Value

SHORT TERM INVESTMENTS - 85.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 84.7%
$24,200,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$24,197,579

Shares		Value

MONEY MARKET FUNDS - 1.0%
277,006	Fidelity Institutional Money Market Portfolio	$277,006

	TOTAL SHORT TERM INVESTMENTS (Cost $24,474,585)	$24,474,585

	Total Investments (Cost $24,474,585) - 85.7%	$24,474,585
	Other Assets in Excess of Liabilities - 14.3%	4,095,319

	TOTAL NET ASSETS - 100.0%	$28,569,904

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  4

Statement of Assets and Liabilities (Unaudited)
February 29, 2008

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$24,474,585
Receivable for investments sold	9,984,475
Receivable from advisor	7,708
Dividends and interest receivable	1,213
Other assets	4,745

Total Assets	34,472,726

Liabilities:
Payable for investments purchased	5,694,486
Payable to Custodian	78,144
Accrued distribution expenses	18,766
Accrued expenses and other liabilities	111,426

Total Liabilities	5,902,822

Net Assets	$28,569,904

Net Assets Consist Of:
Capital stock	$45,851,059
Accumulated undistributed net investment income (loss)	885,940
Accumulated undistributed net realized gain (loss)	(18,167,095)
Net unrealized appreciation (depreciation)	—

Total Net Assets	$28,569,904

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$28,569,904
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,753,446
Net Asset Value, Redemption Price and Offering Price Per Share	$16.29

Cost of Investments	$24,474,585

The accompanying notes are an integral part of these financial statements.

5  DIREXION SEMI-ANNUAL REPORT

Statement of Operations (Unaudited)
Six Months Ended February 29, 2008

HCM Freedom
Fund

Investment income:
Interest income	$516,597

Total investment income	516,597

Expenses:
Investment advisory fees	148,896
Distribution expenses	119,117
Administration fees	8,107
Shareholder servicing fees	14,598
Fund accounting fees	13,169
Custody fees	3,836
Federal and state registration	2,624
Professional fees	18,509
Reports to shareholders	3,793
Trustees’ fees and expenses	2,107
Insurance fees	918
Excise taxes	73,116

Total expenses before reimbursement	408,790
Less: Reimbursement of expenses from Advisor	(43,994)

Total expenses	364,796

Net investment income (loss)	151,801

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(395,397)
Futures	1,142,805
Swaps	(90,517)

656,891

Change in unrealized appreciation (depreciation) on:
Investments	(34,623)

Net realized and unrealized gain (loss) on investments	622,268

Net increase (decrease) in net assets resulting from operations	$774,069

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  6

Statements of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended
	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007

Operations:
Net investment income	$151,801	$796,961
Net realized gain/(loss) on investments	656,891	(1,052,923)
Change in net unrealized appreciation (depreciation) on investments	(34,623)	34,623

Net increase (decrease) in net assets resulting from operations	774,069	(221,339)

Distributions to shareholders — Service Class:
Net investment income	(2,654,179)	(2,590,425)
Net realized gains	—	—

Total distributions	(2,654,179)	(2,590,425)
Capital share transactions — Service Class:
Proceeds from shares sold	1,063,785	2,176,756
Proceeds from shares issued to holders in reinvestment of dividends	2,647,615	2,590,425
Cost of shares redeemed	(1,903,597)	(27,065,836)

Net increase (decrease) in net assets resulting from capital share transactions	1,807,803	(22,298,655)

Total increase (decrease) in net assets	(72,307)	(25,110,419)

Net assets:
Beginning of period/year	28,642,211	53,752,630

End of period/year	$28,569,904	$28,642,211

Accumulated undistributed net investment income (loss), end of period/year	$885,940	$3,388,318

The accompanying notes are an integral part of these financial statements.

7  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	HCM Freedom Fund
	Service Class
	Six Months Ended	Year Ended	Year Ended	December 7, 2004[1]
	February 29, 2008	August 31,	August 31,	to August 31,
	(Unaudited)	2007	2006	2005

Per share data:
Net asset value, beginning of period/year	$17.46	$18.11	$18.91	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.09	0.34	0.40	0.11
Net realized and unrealized gain (loss) on investments[6]	0.38	(0.11)	(1.08)	(1.20)

Total from investment operations	0.47	0.23	(0.68)	(1.09)

Less distributions:
Dividends from net investment income	(1.64)	(0.88)	(0.12)	—
Distributions from realized gains	—	—	—	—

Total distributions	(1.64)	(0.88)	(0.12)	—

Net asset value, end of period/year	$16.29	$17.46	$18.11	$18.91

Total return[7]	2.52%[2]	1.32%	(3.61)%	(5.45%)[2]
Supplemental data and ratios:
Net assets, end of period/year	$28,569,904	$28,642,211	$53,752,630	$140,786,406
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement[3]	2.75%	2.18%	2.22%	2.30%
After expense reimbursement[3]	2.45%	2.18%	2.12%	2.10%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement[3]	—	—	—	2.31%
After expense reimbursement[3]	—	—	—	2.11%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement[3]	0.73%	1.98%	2.04%	0.62%
After expense reimbursement[3]	1.03%	1.98%	2.14%	0.82%[8]
Portfolio turnover rate[5]	1,972%[2]	4,042%	3,065%	2,215%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  8

PSI Funds
Expense Example (Unaudited)
February 29, 2008

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 - February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9  DIREXION SEMI-ANNUAL REPORT

	PSI Calendar Effects Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$897.40	$9.44
Hypothetical (5% return before expenses)	1,000.00	1,014.92	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	PSI Core Strength Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$943.90	$9.67
Hypothetical (5% return before expenses)	1,000.00	1,014.92	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	PSI Macro Trends Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$929.40	$9.45
Hypothetical (5% return before expenses)	1,000.00	1,015.07	9.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	PSI Total Return Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$1,047.80	$10.08
Hypothetical (5% return before expenses)	1,000.00	1,015.02	9.92

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  10

PSI Calendar Effects Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

PSI Core Strength Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	Percentage is less than 0.5%

11  DIREXION SEMI-ANNUAL REPORT

PSI Macro Trends Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

PSI Total Return Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	Percentage is less than 0.5%

DIREXION SEMI-ANNUAL REPORT  12

PSI Calendar Effects Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 86.9%
67,500	Midcap SPDR Trust Series	$9,680,175

	TOTAL INVESTMENT COMPANIES (Cost $9,824,085)	$9,680,175

Principal
Amount		Value

SHORT TERM INVESTMENTS - 14.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.7%
$1,300,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$1,299,870

Shares

MONEY MARKET FUNDS — 2.4%
271,558	Fidelity Institutional Money Market Portfolio	$271,558

	TOTAL SHORT TERM INVESTMENTS (Cost $1,571,428)	$1,571,428

	Total Investments (Cost $11,395,513) - 101.0%	$11,251,603
	Liabilities in Excess of Other Assets - (1.0)%	(112,122)

	TOTAL NET ASSETS - 100.0%	$11,139,481

Percentages are stated as a percent of net assets.

PSI Calendar Effects Fund
Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation

25	S&P Mid Cap 400 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $1,972,000)	$(29,191)

The accompanying notes are an integral part of these financial statements.

13  DIREXION SEMI-ANNUAL REPORT

PSI Core Strength Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 47.7%
19,800	Diamonds Trust	$2,431,242
10,700	Energy Select Sector SPDR Fund	814,163
11,967	iShares Lehman Aggregate Bond Fund	1,232,960
32,500	iShares MSCI Japan Index Fund	407,225
2,700	iShares NASDAQ Biotechnology Index Fund	205,497
4,971	iShares S&P 500 Value Index Fund	348,666
4,000	iShares S&P Europe 350 Index Fund	415,200
4,270	iShares S&P MidCap 400 Growth Index Fund	353,513
4,729	iShares S&P MidCap 400 Value Index Fund	347,109
2,819	Midcap SPDRs Trust	404,273
15,592	PowerShares DWA Technical Leaders Portfolio	388,397
9,037	PowerShares QQQ Trust	388,229
7,900	Semiconductor HOLDRs Trust	199,080
12,911	SPDR Trust	1,720,132

	TOTAL INVESTMENT COMPANIES (Cost $9,648,497)	$9,655,686

Principal
Amount		Value

SHORT TERM INVESTMENTS - 42.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.5%
$8,400,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$8,399,159

Shares

MONEY MARKET FUNDS - 1.3%
274,549	Fidelity Institutional Money Market Portfolio	$274,549

	TOTAL SHORT TERM INVESTMENTS (Cost $8,673,708)	$8,673,708

	Total Investments (Cost $18,322,205) - 90.5%	$18,329,394
	Other Assets in Excess of Liabilities - 9.5%	1,916,755

	TOTAL NET ASSETS - 100.00%	$20,246,149

Percentages are stated as a percent of net assets.

PSI Core Strength Fund
Short Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

12	S&P 500 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $799,500)	$13,762
23	NASDAQ-100 Index Futures Expiring March 2008 (Underlying Face Amount at Market Value $803,965)	24,945
11	Russell 2000 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $754,930)	21,704

		$60,411

DIREXION SEMI-ANNUAL REPORT  14

PSI Macro Trends Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 68.9%
5,200	CurrencyShares Euro Trust	$791,908
14,700	iShares Lehman Aggregate Bond Fund	1,514,541
28,100	iShares MSCI Australia Index Fund	745,774
88,300	iShares MSCI EAFE Index Fund	6,309,918
8,400	iShares MSCI Emerging Markets Index	1,172,052
22,500	iShares MSCI France Index Fund	763,425
24,700	iShares MSCI Germany Index Fund	760,266
5,300	iShares MSCI Pacific ex-Japan Index Fund	733,944
10,900	iShares Russell 2000 Index Fund	746,105
8,000	iShares Russell Midcap Index Fund	759,760
7,400	iShares S&P Europe 350 Index Fund	768,120
91,500	PowerShares Listed Private Equity Portfolio	1,913,265
12,000	SPDR S&P Emerging Middle East & Africa Fund	788,400
56,600	SPDR Trust Series 1	7,540,818
12,800	WisdomTree International SmallCap Dividend Index Fund	776,960

	TOTAL INVESTMENT COMPANIES (Cost $28,787,284)	$26,085,256

Principal
Amount		Value

SHORT TERM INVESTMENTS - 30.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.8%
$11,300,000	Federal Home Loan Discount Note, 1.9764%, 3/3/2008	$11,298,870

Shares

MONEY MARKET FUNDS - .5%
198,058	Fidelity Institutional Money Market Portfolio	$198,058

	TOTAL SHORT TERM INVESTMENTS (Cost $11,496,928)	$11,496,928

	Total Investments (Cost $40,284,212) - 99.2%	$37,582,184
	Other Assets in Excess of Liabilities - 0.8%	313,142

	TOTAL NET ASSETS - 100.0%	$37,895,326

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)

152	S&P 500 Index Mini Futures Expiring March 2008 (Underlying Face Amount at Market Value $10,127,000)	$(718,444)
30	U.S. Treasury 10-Year Note Futures Expiring March 2008 (Underlying Face Amount at Market Value $3,520,313)	55,098

		$(663,346)

PSI Macro Trends Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Morgan Stanley Commodity Related Equity Index	400	$343,256	11/19/2008	$7,634

The accompanying notes are an integral part of these financial statements.

15  DIREXION SEMI-ANNUAL REPORT

PSI Total Return Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 49.9%
165,000	iShares Lehman Aggregate Bond Fund	$16,999,950

	TOTAL INVESTMENT COMPANIES (Cost $16,567,027)	$16,999,950

Principal
Amount		Value

SHORT TERM INVESTMENTS - 43.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.2%
$14,700,000	Federal Home Loan Bank Discount Note, 1.9764%,3/3/2008	$14,698,530

Shares

MONEY MARKET FUNDS - 0.6%
213,738	Fidelity Institutional Money Market Portfolio	$213,738

	TOTAL SHORT TERM INVESTMENTS (Cost $14,912,268)	$14,912,268

	Total Investments (Cost $31,479,295) - 93.7%	$31,912,218
	Other Assets in Excess of Liabilities - 6.3%	2,148,183

	TOTAL NET ASSETS - 100.00%	$34,060,401

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts
February 29, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

66	U.S. Treasury 10-Year Note Futures Expiring March 2008 (Underlying Face Amount at Market Value $7,744,688)	$103,944

PSI Total Return Fund
Equity Swap Contracts
February 29, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares Lehman Aggregate Bond Index	165,000	$16,740,900	1/22/2009	$243,654

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  16

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	PSI Calendar	PSI Core
	Effects Fund	Strength Fund

Assets:
Investments, at market value (Note 2)	$11,251,603	$18,329,394
Cash	5,060	23,751
Receivable for Fund shares sold	2,446	23,355
Receivable for Investments sold	—	5,173,733
Variation margin payable	—	55,690
Deposit at broker for futures	80,000	149,200
Dividends and interest receivable	12,696	1,986
Other assets	6,358	10,412

Total Assets	11,358,163	23,767,521

Liabilities:
Payable for Fund shares redeemed	49,714	293
Variation margin payable	55,250	—
Payable for investments purchased	—	3,447,128
Accrued advisory expenses	12,551	8,782
Accrued distribution expense	45,095	22,643
Accrued expenses and other liabilities	56,072	42,526

Total Liabilities	218,682	3,521,372

Net Assets	$11,139,481	$20,246,149

Net Assets Consist Of:
Capital stock	$13,532,786	$21,566,330
Accumulated undistributed net investment income (loss)	(2,921)	5,499
Accumulated undistributed net realized gain (loss)	(2,217,283)	(1,393,280)
Net unrealized appreciation (depreciation) on:
Investments	(143,910)	7,189
Futures	(29,191)	60,411
Swaps	—	—

Total Net Assets	$11,139,481	$20,246,149

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$11,139,481	$20,246,149
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	628,585	1,124,182
Net asset value, redemption price and offering price per share	$17.72	$18.01

Cost of Investments	$11,395,513	$18,322,205

The accompanying notes are an integral part of these financial statements.

17  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	PSI Macro	PSI Total
	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$37,582,184	$31,912,218
Cash	72,785	47,974
Receivable for Fund shares sold	9,891	9,134
Variation margin receivable	24,699	104,110
Unrealized appreciation on swaps	7,634	243,654
Deposit at broker for swaps	—	1,840,000
Deposit at broker for shorts	583,200	79,200
Dividends and interest receivable	2,567	7,408
Other assets	11,597	15,031

Total Assets	38,294,557	34,258,729

Liabilities:
Payable for Fund shares redeemed	—	65,117
Unrealized depreciation on futures	230,425	—
Accrued advisory expense	10,419	10,955
Accrued distribution expense	63,889	51,409
Accrued expenses and other liabilities	94,498	70,847

Total Liabilities	399,231	198,328

Net Assets	$37,895,326	$34,060,401

Net Assets Consist Of:
Capital stock	$42,736,207	$33,321,771
Accumulated undistributed net investment income (loss)	124,198	(126,944)
Accumulated undistributed net realized gain (loss)	(1,607,339)	85,053
Net unrealized appreciation (depreciation) on:
Investments	(2,702,028)	432,923
Futures	(663,346)	103,944
Swaps	7,634	243,654

Total Net Assets	$37,895,326	$34,060,401

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$37,895,326	$34,060,401
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,165,346	1,646,637
Net asset value, redemption price and offering price per share	$17.50	$20.68

Cost of Investments	$40,284,212	$31,479,295

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  18

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	PSI Calendar	PSI Core	PSI Macro	PSI Total
	Effects Fund	Strength Fund	Trends Fund	Return Fund

Investment income:
Dividend income	$12,490	$196,020	$558,837	$394,354
Interest income	361,217	117,746	212,963	332,688

Total investment income	373,707	313,766	771,800	727,042

Expenses:
Investment advisory fees	121,110	119,753	230,424	184,837
Distribution expenses	26,328	26,033	50,092	40,182
Administration fees	5,469	5,708	10,386	8,325
Shareholder servicing fees	26,993	25,378	48,850	38,583
Fund accounting fees	9,297	9,807	17,695	14,420
Custody fees	2,177	3,052	6,294	4,041
Federal and state registration	16,667	11,495	12,969	9,677
Professional fees	24,760	13,209	17,436	14,379
Reports to shareholders	6,694	5,101	6,264	6,127
Directors’ fees and expenses	1,676	2,048	2,714	2,340
Other	4,555	1,156	10,973	5,371

Total expenses before reimbursement	245,726	222,740	414,097	328,282
Less: Waiver of expenses and reimbursement from Advisor	(35,099)	(14,476)	(18,592)	(10,363)

Total expenses	210,627	208,264	395,505	317,919

Net investment income (loss)	163,080	105,502	376,295	409,123

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(1,456,098)	585,777	(790,972)	173,949
Futures	(437,962)	(15,577)	(592,678)	(201,114)
Swaps	—	(320,355)	132,452	394,914

	(1,894,060)	249,845	(1,251,198)	367,749

Change in unrealized appreciation (depreciation) on:
Investments	(143,910)	(411,549)	(1,233,737)	504,865
Futures	(29,191)	60,411	(456,641)	99,192
Swaps	—	—	7,634	99,342

	(173,101)	(351,138)	(1,682,744)	703,399

Net realized and unrealized gain (loss) on investments	(2,067,161)	(101,293)	(2,933,942)	1,071,148

Net increase (decrease) in net assets resulting from operations	$(1,904,081)	$4,209	$(2,557,646)	$1,480,271

The accompanying notes are an integral part of these financial statements.

19  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	PSI Calendar Effects Fund		PSI Core Strength Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	January 8, 2007[1]
	(Unaudited)	August 31, 2007	(Unaudited)	to August 31, 2007

Operations:
Net investment income (loss)	$163,080	$1,207,955	$105,502	$247,518
Net realized gain (loss) on investments	(1,894,060)	(322,566)	249,845	(651,036)
Change in unrealized appreciation (depreciation) on investments	(173,101)	—	(351,138)	418,738

Net increase (decrease) in net assets resulting from operations	(1,904,081)	885,389	4,209	15,220

Distributions to shareholders — Investor Class:
Net investment income	(166,001)	(1,114,611)	(100,003)	—
Net realized gains	—	(4,785,309)	(958,683)	—

Total distributions	(166,001)	(5,899,920)	(1,058,686)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	16,864,779	71,919,754	12,248,411	69,013,788
Proceeds from shares issued to holders in reinvestment of dividends	165,462	5,896,680	1,058,686	—
Cost of shares redeemed	(33,014,277)	(104,680,423)	(16,634,935)	(44,400,544)

Net increase (decrease) in net assets resulting from capital share transactions	(15,984,036)	(26,863,989)	(3,327,838)	24,613,244

Total increase (decrease) in net assets	(18,054,118)	(31,878,520)	(4,382,315)	24,628,464

Net assets:
Beginning of period/year	29,193,599	61,072,119	24,628,464	—

End of period/year	$11,139,481	$29,193,599	$20,246,149	$24,628,464

Accumulated undistributed net investment income (loss), end of period/year	$(2,921)	$—	$5,499	$—

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  20

Statements of Changes in Net Assets

	PSI Macro Trends Fund		PSI Total Return Fund
	Six Months Ended		Six Months Ended
	February 29, 2008	January 8, 2007[1]	February 29, 2008	January 8, 2007[1]
	(Unaudited)	to August 31, 2007	(Unaudited)	to August 31, 2007

Operations:
Net investment income (loss)	$376,295	$(58,031)	$409,123	$414,373
Net realized gain (loss) on investments	(1,251,198)	618,757	367,749	67,750
Change in unrealized appreciation (depreciation) on investments	(1,682,744)	(1,674,996)	703,399	77,122

Net increase (decrease) in net assets resulting from operations	(2,557,647)	(1,114,270)	1,480,271	559,245

Distributions to shareholders — Investor Class:
Net investment income	(252,097)	—	(615,493)	—
Net realized gains	(913,194)	—	(607,914)	—

Total distributions	(1,165,291)	—	(1,223,407)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	12,196,243	70,705,112	9,760,080	40,002,333
Proceeds from shares issued to holders in reinvestment of dividends	1,165,291	—	1,215,297	—
Cost of shares redeemed	(12,812,772)	(28,521,340)	(7,624,555)	(10,108,863)

Net increase (decrease) in net assets resulting from capital share transactions	548,762	42,183,772	3,350,822	29,893,470

Total increase (decrease) in net assets	(3,174,176)	41,069,502	3,607,686	30,452,715

Net assets:
Beginning of period/year	41,069,502	—	30,452,715	—

End of period/year	$37,895,326	$41,069,502	$34,060,401	$30,452,715

Accumulated undistributed net investment income (loss), end of period/year	$124,198	$—	$(126,944)	$79,426

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

21  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	PSI Calendar Effects Fund
	Investor Class
	Six Months Ended	Year Ended	Year Ended	April 6, 2005[1]
	February 29, 2008	August 31,	August 31,	to August 31,
	(Unaudited)	2007	2006	2005

Per share data:
Net asset value, beginning of period/year	$19.93	$21.86	$20.61	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.15	0.43	0.31	0.05
Net realized and unrealized gain (loss) on investments[6]	(2.17)	(0.26)	1.70	0.56

Total from investment operations	(2.02)	0.17	2.01	0.61

Less distributions:
Dividends from net investment income	(0.19)	(0.40)	(0.13)	—
Distributions from realized gains	—	(1.70)	(0.63)	—

Total distributions	(0.19)	(2.10)	(0.76)	—

Net asset value, end of period/year	$17.72	$19.93	$21.86	$20.61

Total return[7]	(10.26%)[2]	0.68%	9.98%	3.05%[2]
Supplemental data and ratios:
Net assets, end of period/year	$11,139,481	$29,193,599	$61,072,119	$66,818,676
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment[3]	2.34%	1.85%	1.81%	1.90%
After expense reimbursement/recoupment[3]	2.00%	1.85%	1.81%	0.63%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	1.22%	2.05%	1.48%	0.63%
After expense reimbursement/recoupment[3]	1.56%	2.05%	1.48%	0.63%
Portfolio turnover rate[5]	857%[2]	1,838%	1,586%	500%[2]

1 Commencement of operations.

2 Not annualized.

3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  22

Financial Highlights

	PSI Core Strength Fund
	Investor Class
	Six Months Ended
	February 29, 2008	January 8, 2007[1] to
	(Unaudited)	August 31, 2007

Per share data:
Net asset value, beginning of period/year	$20.11	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.10	0.22
Net realized and unrealized gain (loss) on investments[6]	(1.16)	(0.11)

Total from investment operations	(1.06)	0.11

Less distributions:
Dividends from net investment income	(0.10)	—
Distributions from realized gains	(0.94)	—

Total distributions	(1.04)	—

Net asset value, end of period/year	$18.01	$20.11

Total return[2,7]	(5.61)%	0.55%
Supplemental data and ratios:
Net assets, end of period/year	$20,246,149	$24,628,464
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment[3]	2.14%	2.18%
After expense reimbursement/recoupment[3]	2.00%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	0.88%	1.52%
After expense reimbursement/recoupment[3]	1.02%	1.70%
Portfolio turnover rate[2,5]	636%	935%

1 Commencement of operations.

2 Not annualized.

3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

23  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	PSI Macro Trends Fund
	Investor Class
	Six Months Ended
	February 29, 2008	January 8, 2007[1] to
	(Unaudited)	August 31, 2007

Per share data:
Net asset value, beginning of period/year	$19.42	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.18	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(1.51)	(0.55)

Total from investment operations	(1.33)	(0.58)

Less distributions:
Dividends from net investment income	(0.13)	—
Distributions from realized gains	(0.46)	—

Total distributions	(0.59)	—

Net asset value, end of period/year	$17.50	$19.42

Total return[2,7]	(7.06)%	(2.90)%
Supplemental data and ratios:
Net assets, end of period/year	$37,895,326	$41,069,502
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment[3]	2.07%	2.03%
After expense reimbursement/recoupment[3]	1.98%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	1.79%	(0.29)%
After expense reimbursement/recoupment[3]	1.89%	(0.26)%
Portfolio turnover rate[2,5]	42%	926%

1 Commencement of operations.

2 Not annualized.

3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  24

Financial Highlights

	PSI Total Return Fund
	Investor Class
	Six Months Ended
	February 29, 2008	January 8, 2007[1] to
	(Unaudited)	August 31, 2007

Per share data:
Net asset value, beginning of period/year	$20.53	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.26	0.33
Net realized and unrealized gain (loss) on investments[6]	0.71	0.20

Total from investment operations	0.97	0.53

Less distributions:
Dividends from net investment income	(0.41)	—
Distributions from realized gains	(0.41)	—

Total distributions	(0.82)	—

Net asset value, end of period/year	$20.68	$20.53

Total return[2,7]	4.78%	2.65%
Supplemental data and ratios:
Net assets, end of period/year	$34,060,401	$30,452,715
Ratio of expenses to average net assets
Before expense reimbursement/recoupment[3]	2.05%	2.11%
After expense reimbursement/recoupment[3]	1.98%	2.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment[3]	2.49%	2.46%
After expense reimbursement/recoupment[3]	2.56%	2.57%
Portfolio turnover rate[2,5]	48%	191%

1 Commencement of operations.

[2]	Not annualized.

3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

25  DIREXION SEMI-ANNUAL REPORT

Spectrum Funds
Expense Example (Unaudited)
February 29, 2008

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2007 - February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  26

	Spectrum Select Alternative Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$968.20	$12.48
Hypothetical (5% return before expenses)	1,000.00	1,012.18	12.76

*	Expenses are equal to the Fund’s annualized expense ratio of 2.55%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Spectrum Global Perspective Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$969.70	$11.61
Hypothetical (5% return before expenses)	1,000.00	1,013.08	11.86

*	Expenses are equal to the Fund’s annualized expense ratio of 2.37%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Spectrum Equity Opportunity Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2007 -
	September 1, 2007	February 29, 2008	February 29, 2008*

Actual	$1,000.00	$935.20	$12.51
Hypothetical (5% return before expenses)	1,000.00	1,011.93	13.01

*	Expenses are equal to the Fund’s annualized expense ratio of 2.60%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

27  DIREXION SEMI-ANNUAL REPORT

Spectrum Select Alternative Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

Spectrum Global Perspective Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

***	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  28

Spectrum Equity Opportunity Fund
Allocation of Fund Holdings (Unaudited)
February 29, 2008

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	Percentage is less than 0.5%

29  DIREXION SEMI-ANNUAL REPORT

Spectrum Select Alternative Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 74.3%
330,626	Alpha Hedged Strategies Fund	$4,232,009
259,358	Caldwell & Orkin Market Opportunity Fund	5,744,778
188,568	Gateway Fund	5,227,097
336,715	Janus Adviser Long/Short Fund	4,404,227
953,653	John Hancock High Yield Fund	4,548,923
108,902	Nakoma Absolute Return Fund	2,400,202
143,575	TFS Market Neutral Fund	2,061,737

	TOTAL INVESTMENT COMPANIES (Cost $29,503,394)	$28,618,973

Principal
Amount		Value

SHORT TERM INVESTMENTS - 25.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.4%
$9,400,000	Federal Home Loan Bank Discount Note 2.010%, 3/3/2008	$9,399,060

Shares

MONEY MARKET FUNDS - 0.8%
313,194	Fidelity Institutional Money Market Portfolio	313,194

	TOTAL SHORT TERM INVESTMENTS (Cost $9,712,254)	$9,712,254

	Total Investments (Cost $39,215,648) - 99.5%	$38,331,227
	Other Assets in Excess of Liabilities - 0.5%	176,689

	TOTAL NET ASSETS - 100.0%	$38,507,916

Percentages are stated as a percent of net assets.

DIREXION SEMI-ANNUAL REPORT  30

Spectrum Global Perspective Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 29.5%
140,700	iShares MSCI EAFE Index Fund	$10,054,422
109,600	iShares MSCI Emerging Markets Index Fund	15,292,488
360,016	Janus Advisor Long/Short Fund	4,709,003
25,098	TFS Market Neutral Fund	360,401

	TOTAL INVESTMENT COMPANIES (Cost $29,545,572)	$30,416,314

Principal
Amount		Value

SHORT TERM INVESTMENTS - 21.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.0%
$21,600,000	Federal Home Loan Bank Discount Note, 1.9764%, 3/3/2008	$21,597,840

Shares

MONEY MARKET FUNDS - 0.3%
271,287	Fidelity Institutional Money Market Portfolio	$271,287

	TOTAL SHORT TERM INVESTMENTS (Cost $21,869,127)	$21,869,127

	Total Investments (Cost $51,414,699) - 50.8%	$52,285,441
	Other Assets in Excess of Liabilities - 49.2%	50,541,152

	TOTAL NET ASSETS - 100.0%	$102,826,593

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

31  DIREXION SEMI-ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 10.5%
AEROSPACE & DEFENSE - 0.2%
704	Raytheon Co.	$45,647

AIR FREIGHT & LOGISTICS - 0.2%
799	Ryder System, Inc.	46,030

BEVERAGES - 0.2%
803	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	42,109

BIOTECHNOLOGY - 0.2%
662	Pharmion Corp.(a)	47,393

CHEMICALS - 0.2%
2,537	Calgon Carbon Corp.(a)	41,455

COMMERCIAL BANKS - 0.2%
2,364	Oriental Financial Group	49,218

CONTAINERS & PACKAGING - 0.2%
844	Owens-Illinois, Inc.(a)	47,644

FOOD PRODUCTS - 0.2%
1,554	Cal-Maine Foods, Inc.	53,613

GOLD ORES - 0.3%
3,289	Kinross Gold Corp. (Canada)(a)	81,567

HEALTH CARE TECHNOLOGY - 0.2%
2,360	Trizetto Group(a)	46,067

MACHINERY - 0.2%
698	Joy Global, Inc.	46,326

METAL MINING SERVICES - 0.3%
4,699	Yamana Gold, Inc. (Canada)	84,535

METALS & MINING - 5.4%
1,177	Agnico-Eagle Mines Ltd. (Canada)(a)	80,978
2,205	AngloGold Ashanti Ltd. ADR (South Africa)	79,645
1,547	Barrick Gold Corp. (Canada)	80,367
373	Cleveland-Cliffs, Inc.	44,559
16,170	Coeur d’Alene Mines Corp.(a)	77,939
590	Consol Energy, Inc.	44,828
775	Freeport-McMoRan Copper & Gold, Inc.	78,166
5,211	Gold Fields Ltd. ADR (South Africa)	73,944
1,975	Goldcorp, Inc. (Canada)	85,340
6,546	Harmony Gold Mining Co. Ltd. ADR (South Africa)(a)	79,468
1,119	Massey Energy Co.	42,813
394	Mechel Steel Group Oao ADR (Russia)(a)	52,028
1,549	Newmont Mining Corp.	79,262
2,082	Pan American Silver Corp. (Canada)(a)	83,280
1,560	Randgold Resources Ltd. ADR (South Africa)	80,558
2,555	Royal Gold, Inc.	80,508
2,250	Silver Standard Resources, Inc. (Canada)(a)	83,520
4,828	Silver Wheaton Corp. (Canada)(a)	83,621

		1,310,824

OIL & GAS - 0.2%
890	Arch Coal, Inc.	45,470
1	Kinder Morgan Management LLC(a)	53

		45,523

OIL, GAS & CONSUMABLE FUELS - 0.4%
1,242	Alpha Natural Resources, Inc.(a)	50,351
664	Petroleum Development Corp.(a)	46,321

		96,672

PERSONAL PRODUCTS - 0.2%
1,691	Alberto-Culver Co.	45,319

PHARMACEUTICALS - 0.5%
1,412	Auxilium Pharmaceuticals, Inc.(a)	45,240
1,813	Elan Corp. PLC ADR (Ireland)(a)	41,282
1,311	Perrigo Co.	43,814

		130,336

REAL ESTATE - 0.4%
2,271	Annaly Mortgage Management, Inc.	46,987
4,469	MFA Mortgage Investments, Inc.	42,724

		89,711

ROAD & RAIL - 0.2%
951	CSX Corp.	46,142

SPECIALTY RETAIL - 0.2%
1,624	Urban Outfitters, Inc.(a)	46,739

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
1,899	China Unicom Ltd. ADR (Hong Kong)	40,316
2,174	Partner Communications ADR (Israel)	46,002

		86,318

	TOTAL COMMON STOCKS (Cost $2,517,760)	$2,529,188

DIREXION SEMI-ANNUAL REPORT  32

Spectrum Equity Opportunity Fund
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 22.5%
240,455	Janus Adviser Long/Short Fund	$3,145,146
16,300	iShares MSCI Emerging Markets Index Fund	2,274,339

	TOTAL INVESTMENT COMPANIES (Cost $5,282,854)	$5,419,485

Principal
Amount		Value

SHORT TERM INVESTMENTS - 5.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
$1,000,000	Federal Home Loan Bank Discount Note 1.9764%, 3/3/2008	$999,900

Shares		Value

MONEY MARKET FUNDS - 1.2%
278,893	Fidelity Institutional Money Market Portfolio, 4.920%	$278,893

	TOTAL SHORT TERM INVESTMENTS (Cost $1,278,793)	$1,278,793

	Total Investments (Cost $9,079,407) - 38.3%	$9,227,466
	Other Assets in Excess of Liabilities - 61.7%	14,861,404

	TOTAL NET ASSETS - 100.0%	$24,088,870

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non Income Producing

33  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 29, 2008

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$38,331,227	$52,285,441	$9,227,466
Receivable for Fund shares sold	—	3,000	2,000
Receivable for investments sold	—	50,792,762	14,975,267
Receivable on swaps	276,766	—	—
Swap payments paid	16,500	—	—
Deposit at broker for swaps	—	—	30,000
Dividends and interest receivable	28,145	7,206	5,094
Other assets	6,665	9,292	9,340

Total Assets	38,659,303	103,097,701	24,249,167

Liabilities:
Payable for investments purchased	27,676	15	—
Payable for Fund shares redeemed	—	—	70,040
Accrued advisory expense	31,479	83,093	20,079
Accrued distribution expense	26,889	75,512	21,558
Accrued expenses and other liabilities	65,343	112,488	48,620

Total Liabilities	151,387	271,108	160,297

Net Assets	$38,507,916	$102,826,593	$24,088,870

Net Assets Consist Of:
Capital stock	$40,753,549	$116,212,126	$26,999,084
Accumulated undistributed net investment income (loss)	261,522	(2,569,992)	(342,050)
Accumulated undistributed net realized gain (loss)	(1,622,734)	(11,686,283)	(2,716,223)
Net unrealized appreciation (depreciation) on:
Investments	(884,421)	870,742	148,059
Futures	—	—	—
Swaps	—	—	—

Total Net Assets	$38,507,916	$102,826,593	$24,088,870

Calculation of Net Asset Value Per Share — Service Class:
Net assets	$38,507,916	$102,826,593	$24,088,870
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,012,520	5,131,262	1,314,072
Net asset value, redemption price and offering price per share	$19.13	$20.04	$18.33

Cost of Investments	$39,215,648	$51,414,699	$9,079,407

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  34

Statements of Operations (Unaudited)
Six Months Ended February 29, 2008

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0, $419, $0, respectively)	$933,476	$52,061	$145,648
Interest income	151,620	993,276	253,300

Total investment income	1,085,096	1,045,337	398,948

Expenses:
Investment advisory fees	206,442	562,804	145,594
Distribution expenses	206,442	562,804	145,594
Administration fees	9,937	27,370	11,163
Shareholder servicing fees	19,904	48,719	14,268
Fund accounting fees	16,941	49,337	19,448
Custody fees	5,902	13,263	5,529
Federal and state registration	6,774	4,796	3,944
Professional fees	21,881	29,143	19,261
Reports to shareholders	7,681	9,354	6,351
Trustees’ fees and expenses	2,429	5,724	2,132
Other	20,186	15,689	4,928

Total expenses	524,519	1,329,003	378,212

Net investment income (loss)	560,577	(283,666)	20,736

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(395,556)	(1,122,839)	(361,324)
Futures	(175,145)	886,881	(1,150,574)
Swaps	(399,441)	(452,398)	446,079

	(970,142)	(688,356)	(1,065,819)

Capital gain distributions from regulated investment companies	(120,927)	4,110	4,266

Change in unrealized appreciation (depreciation) on:
Investments	(740,581)	(1,347,424)	(221,350)
Futures	—	—	—
Swaps	—	90,407	15,628

	(740,581)	(1,257,017)	(205,722)

Net realized and unrealized gain (loss) on investments	(1,831,650)	(1,941,263)	(1,267,275)

Net increase (decrease) in net assets resulting from operations	$(1,271,073)	$(2,224,929)	$(1,246,539)

The accompanying notes are an integral part of these financial statements.

35  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 29, 2008	Year Ended	February 29, 2008	Year Ended	February 29, 2008	Year Ended
	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007	(Unaudited)	August 31, 2007

Operations:
Net investment income (loss)	$560,577	$898,525	$(283,666)	$(150,364)	$20,736	$(56,711)
Net realized gain (loss) on investments	(970,142)	1,255,187	(688,356)	14,853,403	(1,065,819)	3,524,383
Capital gain distributions from regulated investment companies	(120,927)	—	4,110	—	4,266	—
Change in unrealized appreciation (depreciation) on investments	(740,581)	(487,033)	(1,257,017)	(1,635,791)	(205,722)	(493,467)

Net increase (decrease) in net assets resulting from operations	(1,271,073)	1,666,679	(2,224,929)	13,067,248	(1,246,539)	2,974,205

Distributions to shareholders:
Net investment income	(539,014)	(1,153,008)	(3,592,655)	(1,441,718)	(755,552)	(572,057)
Net realized gains	(14,167)	—	(15,267,529)	(15,783,631)	(1,483,186)	(2,410,446)

Total distributions	(553,181)	(1,153,008)	(18,860,184)	(17,225,349)	(2,238,738)	(2,982,503)

Capital share transactions:
Proceeds from shares sold	7,058,327	22,136,299	6,310,880	19,075,781	1,022,541	5,479,467
Proceeds from shares issued to holders in reinvestment of dividends	552,453	1,151,291	18,836,313	17,116,655	2,238,738	2,967,967
Cost of shares redeemed	(8,035,402)	(5,769,095)	(11,999,182)	(36,690,738)	(8,545,048)	(24,456,117)

Net increase (decrease) in net assets resulting from capital share transactions	(424,622)	17,518,495	13,148,011	(498,302)	(5,283,769)	(16,008,683)

Total increase (decrease) in net assets	(2,248,876)	18,032,166	(7,937,102)	(4,656,403)	(8,769,046)	(16,016,981)

Net assets:
Beginning of period/year	40,756,792	22,724,626	110,763,695	115,420,098	32,857,916	48,874,897

End of period/year	$38,507,916	$40,756,792	$102,826,593	$110,763,695	$24,088,870	$32,857,916

Accumulated undistributed net investment income (loss), end of period/year	$261,522	$239,959	$(2,569,992)	$1,306,329	(342,050)	$392,766

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  36

Financial Highlights

	Spectrum Select Alternative Fund
	Service Class
	Six Months Ended	Year Ended	Year Ended	September 1, 2004[1]
	February 29, 2008	August 31,	August 31,	to August 31,
	(Unaudited)	2007	2006	2005

Per share data:
Net asset value, beginning of period/year	$20.02	$19.54	$19.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.27	0.57	0.50	0.48
Net realized and unrealized gain (loss) on investments[6]	(0.89)	0.76	0.34	(0.26)

Total from investment operations	(0.62)	1.33	0.84	0.22

Less distributions:
Dividends from net investment income	(0.26)	(0.85)	(1.26)	(0.26)
Distributions from realized gains	(0.01)	—	—	—

Total distributions	(0.27)	(0.85)	(1.26)	(0.26)

Net asset value, end of period/year	$19.13	$20.02	$19.54	$19.96

Total return[7]	(3.18%)[2]	6.93%	4.53%	1.09%[2]
Supplemental data and ratios:
Net assets, end of period/year	$38,507,916	$40,756,792	$22,724,626	$33,414,367
Ratio of net expenses to average net assets[3]	2.55%	2.44%	2.54%	2.38%
Ratio of net investment income (loss) to average net assets[3]	2.72%	2.82%	2.57%	2.44%
Portfolio turnover rate[5]	53%[2]	260%	898%	759%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period/year.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

37  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Spectrum Global Perspective Fund
	Service Class
	Six Months Ended	Year Ended	Year Ended	September 27, 2004[1]
	February 29, 2008	August 31,	August 31,	to August 31,
	(Unaudited)	2007	2006	2005

Per share data:
Net asset value, beginning of period/year	$24.73	$25.93	$23.46	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.06)	(0.03)	0.06	(0.03)[8]
Net realized and unrealized gain (loss) on investments[6]	(0.23)	2.86	4.49	3.80

Total from investment operations	(0.29)	2.83	4.55	3.77

Less distributions:
Dividends from net investment income	(0.84)	(0.34)	—	(0.26)
Distributions from realized gains	(3.56)	(3.69)	(2.08)	(0.05)

Total distributions	(4.40)	(4.03)	(2.08)	(0.31)

Net asset value, end of period/year	$20.04	$24.73	$25.93	$23.46

Total return[7]	(3.03%)[2]	11.32%	20.43%	18.88%[2]
Supplemental data and ratios:
Net assets, end of period/year	$102,826,593	$110,763,695	$115,420,098	$71,084,937
Ratio of net expenses to average net assets excluding short dividends[3]	2.37%	2.24%	2.23%	2.38%
Ratio of net expenses to average net assets including short dividends[3]	—	—	—	2.39%
Ratio of net investment income (loss) to average net assets including short dividends[3]	(0.51%)	(0.12)%	0.25%	(0.16)%[9]
Portfolio turnover rate[5]	964%[2]	1,259%	1,693%	1,152%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period/year.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before dividends on short positions for the period ended August 31, 2005 was ($0.04).

[9]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  38

Financial Highlights

	Spectrum Equity Opportunity Fund
	Service Class
	Six Months Ended	Year Ended	Year Ended	October 11, 2004[1]
	February 29, 2008	August 31,	August 31,	to August 31,
	(Unaudited)	2007	2006	2005

Per share data:
Net asset value, beginning of period/year	$21.24	$21.43	$21.85	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.02	(0.03)	0.03	(0.16)
Net realized and unrealized gain (loss) on investments[6]	(1.15)	1.48	0.77	2.01

Total from investment operations	(1.13)	1.45	0.80	1.85

Less distributions:
Dividends from net investment income	(0.60)	(0.31)	—	—
Distributions from realized gains	(1.18)	(1.33)	(1.22)	—

Total distributions	(1.78)	(1.64)	(1.22)	—

Net asset value, end of period/year	$18.33	$21.24	$21.43	$21.85

Total return[7]	(6.48%)[2]	6.91%	3.85%	9.25%[2]
Supplemental data and ratios:
Net assets, end of period/year	$24,088,870	$32,857,916	$48,874,897	$45,688,796
Ratio of net expenses to average net assets[3]	2.60%	2.40%	2.31%	2.50%
Ratio of net investment income (loss) to average net assets[3]	0.14%	(0.14)%	0.15%	(0.88)%
Portfolio turnover rate[5]	776%[2]	1,347%	2,310%	1,334%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period/year.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

39  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2008 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 40 series of which eight are included in this report, HCM Freedom Fund, PSI Calendar Effects Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund (formerly Spectrum High Yield Plus Fund), Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund commenced operations on January 8, 2007.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly of indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The objective of the PSI Calendar Effects Fund is to seek returns that equal or exceed the broad market as measured by the Standard & Poor’s 500® Index (“S&P® 500 Index”) over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500® Fund over a full market cycle. The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The PSI Total Return Fund seeks income plus capital appreciation. The objective of the Spectrum Select Alternative Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

DIREXION SEMI-ANNUAL REPORT  40

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum Select Alternative Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point it is recognized as a component of realized gain or loss. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

41  DIREXION SEMI-ANNUAL REPORT

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Forward Currency Contracts – The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

i) Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

j) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

DIREXION SEMI-ANNUAL REPORT  42

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principals. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the period ended February 29, 2008 and the year August 31, 2007 were as follows:

	HCM		PSI Calendar		PSI Core		PSI Macro
	Freedom Fund		Effects Fund		Strength Fund		Trends Fund
	Service Class		Investor Class		Investor Class		Investor Class
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	January 8,	Ended	January 8,
	February 29,	Ended	February 29,	Ended	February 29,	2007[1] to	February 29,	2007[1] to
	2008	August 31,	2008	August 31,	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$2,654,179	$2,590,425	$166,001	$5,651,884	$100,003	$—	$252,097	$—
Long-term capital gain	—	—	—	248,036	958,683	—	913,194	—

Total distributions paid	$2,654,179	$2,590,425	$166,001	$5,899,920	$1,058,686	$—	$1,165,291	$—

[1]	Commencement of operations.

	PSI Total		Spectrum Select		Spectrum Global		Spectrum Equity
	Return Fund		Alternative Fund		Perspective Fund		Opportunity Fund
	Investor Class		Service Class		Service Class		Service Class
	Six Months		Six Months		Six Months		Six Months
	Ended	January 8,	Ended	Year	Ended	Year	Ended	Year
	February 29,	2007[1] to	February 29,	Ended	February 29,	Ended	February 29,	Ended
	2008	August 31,	2008	August 31,	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary Income	$615,493	$—	$539,014	$1,153,008	$3,592,655	$17,128,547	$755,552	$2,953,212
Long-term capital gain	607,914	—	14,167	—	15,267,529	96,802	1,483,186	29,291

Total distributions paid	$1,223,407	$—	$553,181	$1,153,008	$18,860,184	$17,225,349	$2,238,738	$2,982,503

[1]	Commencement of operations.

As of August 31, 2007, the components of distributable earnings of the Funds were as follows:

		PSI	PSI	PSI	PSI		Spectrum	Spectrum
	HCM	Calendar	Core	Macro	Total	Spectrum	Global	Equity
	Freedom	Effects	Strength	Trend	Return	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Net unrealized appreciation/(depreciation)	$(287,937)	$—	$391,061	$(1,508,166)	$(71,942)	$(221,907)	$(4,705,809)	$(452,722)

Undistributed ordinary income/(loss)	3,388,318	—	—	652,307	477,915	239,959	12,415,159	1,292,719
Undistributed long-term gain/(loss)	—	—	—	—	75,793	—	144,249	1,820

Distributable earnings	3,388,318	—	—	652,307	553,708	239,959	12,559,408	1,294,539
Other Accumulated gain/(loss)	(18,501,426)	(323,223)	(656,765)	(262,084)	—	(439,431)	(154,019)	(266,754)

Total Accumulated gain/(loss)	$(15,401,045)	$(323,223)	$(265,704)	$(1,117,943)	$481,766	$(421,379)	$7,699,580	$575,063

n) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

43  DIREXION SEMI-ANNUAL REPORT

contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the period ended February 29, 2008 and the year August 31, 2007 were as follows:

	HCM		PSI Calendar		PSI Core		PSI Macro
	Freedom Fund		Effects Fund		Strength Fund		Trends Fund
	Service Class		Investor Class		Investor Class		Investor Class
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	January 8,	Ended	January 8,
	February 29,	Ended	February 29,	Ended	February 29,	2007[1] to	February 29,	2007[1] to
	2008	August 31,	2008	August 31,	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

Shares Sold	63,442	126,903	874,049	3,447,226	670,277	3,414,775	657,112	3,561,196
Shares issued in reinvestment of distributions	160,461	149,736	8,191	293,513	54,403	—	61,688	—
Shares redeemed	(110,740)	(1,603,698)	(1,718,234)	(5,069,451)	(825,244)	(2,190,030)	(668,279)	(1,446,371)

Net increase (decrease) from capital share transactions	113,163	(1,327,059)	(835,994)	(1,328,712)	(100,563)	1,224,745	50,521	2,114,825

[1]	Commencement of operations.

	PSI Total Return Fund		Spectrum Select Alternative Fund		Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
	Investor Class		Service Class		Service Class		Service Class
	Six Months		Six Months		Six Months		Six Months
	Ended	January 8,	Ended	Year	Ended	Year	Ended	Year
	February 29,	2007[1] to	February 29,	Ended	February 29,	Ended	February 29,	Ended
	2008	August 31,	2008	August 31,	2008	August 31,	2008	August 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

Shares Sold	469,776	1,981,839	350,569	1,101,989	274,287	757,541	48,177	254,303
Shares issued in reinvestment of distributions	59,749	—	27,304	58,060	877,332	704,679	110,884	141,399
Shares redeemed	(365,948)	(498,779)	(401,033)	(287,101)	(499,309)	(1,433,777)	(391,890)	(1,129,355)

Net increase (decrease) from capital share transactions	163,577	1,483,060	(23,160)	872,857	652,310	28,443	(232,829)	733,653

[1]	Commencement of operations.

4.	INVESTMENT TRANSACTIONS

During the period ended February 29, 2008, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

	Purchases	Sales

HCM Freedom Fund	$103,458,352	$111,436,277
PSI Calendar Effects Fund	$106,938,854	$97,114,769
PSI Core Strength Fund	$90,677,575	$104,459,056
PSI Macro Trends Fund	$12,580,978	$18,493,636
PSI Total Return Fund	$9,149,300	$7,826,854
Spectrum Select Alternative Fund	$18,040,258	$21,716,515
Spectrum Global Perspective Fund	$703,236,116	$782,447,155
Spectrum Equity Opportunity Fund	$158,968,612	$182,034,730

There were no purchases or sales of long-term U.S. government securities during the period ended February 29, 2008 for any of the Funds.

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The cost basis of investments for federal tax purposes as of February 29, 2008 was as follows:

							Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Spectrum	Global	Equity
	Freedom	Calendar	Strength	Trend	Return	Alternative	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Fund	Fund	Fund

Cost basis of investments for federal income tax purposes	$24,797,145	$11,395,513	$18,349,882	$40,324,088	$31,479,295	$39,293,715	$58,338,674	$9,901,538
Unrealized Appreciation	9,165	—	190,508	197,527	797,162	281,760	1,064,745	211,683
Unrealized Depreciation	(331,725)	(143,910)	(210,996)	(2,939,431)	(364,239)	(1,244,248)	(7,117,978)	(885,755)

Net unrealized appreciation/(depreciation)	$(322,560)	$(143,910)	$(20,488)	$(2,741,904)	$432,923	$(962,488)	$(6,053,233)	$(674,072)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At February 29, 2008, the following funds deferred, on a tax basis, post October losses of:

	Post October	Post October
	Loss	Currency
	Deferred	Loss

HCM Freedom Fund	3,907,876	—
PSI Calendar Effects Fund	323,223	—
PSI Core Strength Fund	656,765	—
PSI Macro Trends Fund	262,084	—
PSI Total Return Fund	—	—
Spectrum Select Alternative Fund	61,789	—
Spectrum Global Perspective Fund	—	154,019
Spectrum Equity Opportunity Fund	266,754	—

At February 29, 2008, the following funds had capital loss carryovers of:

Capital Loss Expiring	08/31/14	08/31/15

HCM Freedom Fund	8,742,217	5,679,579
PSI Calendar Effects Fund	—	—
PSI Core Strength Fund	—	—
PSI Macro Trends Fund	—	—
PSI Total Return Fund	—	—
Spectrum Select Alternative Fund	201,917	—
Spectrum Global Perspective Fund	—	—
Spectrum Equity Opportunity Fund	—	—

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover. Spectrum Select Alternative Fund utilized $974,847 of capital loss carryover to offset net capital gains in the current year.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these sub-advisory services. For the period ended February 29, 2008, the Adviser voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The

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Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 29, 2008, the Adviser paid or recouped the following expenses:

						Spectrum	Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Calendar	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Fund	Fund	Fund

Annual Adviser rate	1.00%	1.15%[1]	1.15%	1.15%	1.15%	1.00%	1.00%	1.00%
Annual cap on expenses	2.45%	2.00%	2.00%	2.00%	2.00%	2.75%	2.75%	2.75%
Expenses paid in excess of annual cap on expenses — 2008	$43,994	$35,099	$14,476	$18,592	$10,363	$—	$—	$—
Adviser expense recoupment — 2008	$—	$—	$—	$—	$—	$—	$—	$—

[1]	Rate changed from 1.25% to 1.15% effective December 1, 2006.

Expenses subject to potential recovery expiring in:

						Spectrum	Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Calendar	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Fund	Fund	Fund

2008	$—	$—	$—	$—	$—	$—	$—	$—
2009	$—	$—	$—	$—	$—	$—	$—	$—
2010	$—	$—	$26,572	$6,008	$18,272	$—	$—	$—
2011	$43,994	$35,099	$14,476	$18,592	$10,363	$—	$—	$—

Shares of the Funds’ are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the Service Class average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund. Shares of the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund are subject to an annual Shareholder Servicing Fee equal to 0.15% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor did not retain any Rule 12b-1 fees from the Funds for the period ended February 29, 2008. The distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2008, open Federal and state income tax years include the tax years ended August 31, 2004 through August 31, 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end August 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in twelve months.

DIREXION SEMI-ANNUAL REPORT  46

7.	NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

8.	SUBSEQUENT EVENT

The Board of Trustees of the Direxion Funds, based upon the recommendation of Rafferty Asset Management, LLC and Portfolio Strategies, Inc. determined to close the PSI Calendar Effects Fund. The Fund closed to new investments as of the close of regular trading on the New York Stock Exchange on March 18, 2008 and liquidated on April 16, 2008. The Fund stopped pursuing its stated investment objective after March 25, 2008. The Fund had been unable to sustain an asset level necessary to enable it to achieve economies of scale, and the Board concluded that it would be in the best interests of the Fund and its respective shareholders to close and liquidate the Fund.

47  DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Direxion Funds

By (Signature and Title)*		/s/ Daniel O’Neill

Daniel O’Neill, President

Date	5/5/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Daniel O’Neill

Daniel O’Neill, President

Date	5/5/08

By (Signature and Title)*		/s/ Todd Kellerman

Todd Kellerman, Chief Financial Officer

Date	5/5/08

* Print the name and title of each signing officer under his or her signature.